Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	WSTC
Entity Registrant Name	WEST CORP
Entity Central Index Key	0001024657
Entity Filer Category	Non-accelerated Filer

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 2,638,024	$ 2,491,325	$ 2,388,211
Cost of services	1,224,459	1,113,289	1,057,008
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	935,390	909,908	911,022
OPERATING INCOME	478,175	468,128	420,181
OTHER INCOME (EXPENSE):
Interest income	408	447	255
Interest expense	(271,951)	(269,863)	(305,528)
Other, net	977	5,815	5,872
Other expense	(270,566)	(263,601)	(299,401)
INCOME BEFORE INCOME TAX EXPENSE	207,609	204,527	120,780
INCOME TAX EXPENSE	82,068	77,034	60,476
NET INCOME	$ 125,541	$ 127,493	$ 60,304
Proforma earnings per common share (unaudited):
Basic common	$ 1.61
Diluted common	$ 1.57
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING:
Basic	61,528	10,989	10,994
Diluted	63,523	10,989	10,994
Class L Common Stock
EARNINGS (LOSS) PER COMMON SHARE:
Basic		$ 17.18	$ 17.07
Diluted		$ 16.48	$ 16.37
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING:
Basic		9,984	9,975
Diluted		10,408	10,399
Common Class A
EARNINGS (LOSS) PER COMMON SHARE:
Basic	$ 2.04	$ (4.01)	$ (10)
Diluted	$ 1.98	$ (4.01)	$ (10)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING:
Basic	61,528	10,989	10,994
Diluted	63,523	10,989	10,994

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 125,541	$ 127,493	$ 60,304
Foreign currency translation adjustments, net of tax of $(3,650), $11,176 and $3,014	5,955	(18,234)	(4,918)
Reclassification of a cash flow hedge into earnings, net of tax of $2,626, $(3,180) and $0	(4,284)	5,188
Unrealized gain (loss) on cash flow hedges, net of tax of $(4,434), $(4,450) and $2,821	7,234	7,260	(4,602)
Comprehensive income	$ 134,446	$ 121,707	$ 50,784

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign currency translation adjustment, tax	$ (3,650)	$ 11,176	$ 3,014
Reclassification of a cash flow hedge into earnings, tax	2,626	(3,180)	0
Unrealized gain (loss) on cash flow hedges, tax	$ (4,434)	$ (4,450)	$ 2,821

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 179,111	$ 93,836
Trust and restricted cash	14,518	16,446
Accounts receivable, net of allowance of $10,439 and $11,627	444,411	413,813
Deferred income taxes receivable	13,148	10,068
Prepaid assets	42,129	37,042
Deferred expenses	38,442	19,985
Other current assets	29,333	30,596
Total current assets	761,092	621,786
PROPERTY AND EQUIPMENT:
Property and equipment	1,209,873	1,133,070
Accumulated depreciation and amortization	(844,977)	(782,215)
Total property and equipment, net	364,896	350,855
GOODWILL	1,816,851	1,762,635
INTANGIBLE ASSETS, net of accumulated amortization of $469,534 and $424,705	285,672	333,147
OTHER ASSETS	219,642	159,095
TOTAL ASSETS	3,448,153	3,227,518
CURRENT LIABILITIES:
Accounts payable	120,247	79,439
Accrued expenses	312,296	323,436
Current maturities of long-term debt	25,125	15,425
Total current liabilities	457,668	418,300
LONG-TERM OBLIGATIONS, less current maturities	3,992,531	3,500,940
DEFERRED INCOME TAXES	132,398	121,521
OTHER LONG-TERM LIABILITIES	115,242	83,170
Total liabilities	4,697,839	4,123,931
COMMITMENTS AND CONTINGENCIES (Note 14)
STOCKHOLDERS' DEFICIT
Common Stock $0.001 par value, 475,000 shares authorized, 62,178 and 61,331 shares issued and 62,086 and 61,284 shares outstanding	62	61
Additional paid-in capital	1,720,639	1,695,830
Retained deficit	(2,941,948)	(2,556,448)
Accumulated other comprehensive loss	(23,131)	(32,036)
Treasury stock at cost (92 and 47 shares)	(5,308)	(3,820)
Total stockholders' deficit	(1,249,686)	(896,413)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 3,448,153	$ 3,227,518

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance	$ 10,439	$ 11,627
Accumulated amortization	$ 469,534	$ 424,705
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	475,000	475,000
Common stock, shares issued	62,178	61,331
Common stock, shares outstanding	62,086	61,284
Treasury stock, shares	92	47

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCOME	$ 125,541	$ 127,493	$ 60,304
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation	107,455	103,207	103,330
Amortization	74,967	68,701	67,000
Asset impairment	3,715
Goodwill impairment			37,675
Provision for share based compensation	25,849	23,341	4,233
Deferred income tax expense	1,318	23,716	20,837
Debt amortization	17,321	13,449	35,263
Non cash gain on hedge agreements		(4,665)	(3,978)
(Gain) loss on disposal of equipment	(432)	232	652
Changes in operating assets and liabilities, net of business acquisitions:
Accounts receivable	(22,049)	(32,372)	(11,023)
Other assets	(52,203)	(34,852)	(9,521)
Accounts payable	33,187	6,163	(1,519)
Accrued expenses and other liabilities	4,247	53,774	9,576
Net cash flows from operating activities	318,916	348,187	312,829
CASH FLOWS FROM INVESTING ACTIVITIES:
Business acquisitions, net of cash acquired of $1,350, $4,780 and $2,138	(77,264)	(211,639)	(33,496)
Collections applied to principal of portfolio receivables			13,739
Purchase of property and equipment	(125,489)	(117,913)	(118,191)
Other	1,131	111	52
Net cash flows from investing activities	(201,622)	(329,441)	(137,896)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from new term loan facility	970,000
Payment on term loan facility	(448,434)
Dividends paid	(510,634)
Payments of long-term revolving credit obligations	(305,800)	(786,300)	(1,374,781)
Proceeds from issuance of long-term revolving credit obligations	305,800	786,300	1,301,850
Debt issuance costs	(27,566)	(1,029)	(31,083)
Principal repayments of long-term obligations	(20,274)	(17,201)	(26,747)
Payments of capital lease obligations	(43)	(945)	(2,115)
Repurchase of common stock	(1,488)	(5,845)	(970)
Proceeds from stock options exercised including excess tax benefits	5,309	1,840	897
Repayments of portfolio notes payable			(686)
Other			(16)
Net cash flows from financing activities	(33,130)	(23,180)	(133,651)
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	1,111	477	(2,557)
NET CHANGE IN CASH AND CASH EQUIVALENTS	85,275	(3,957)	38,725
CASH AND CASH EQUIVALENTS, Beginning of period	93,836	97,793	59,068
CASH AND CASH EQUIVALENTS, End of period	$ 179,111	$ 93,836	$ 97,793

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business acquisitions, net of cash acquired	$ 1,350	$ 4,780	$ 2,138

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $) In Thousands	Total	Common Stock	Additional Paid - in Capital	Retained Deficit	Treasury Stock	Accumulated Other Comprehensive Income (Loss)
BALANCE at Dec. 31, 2009	$ (2,425,465)	$ 11		$ (2,408,693)	$ (53)	$ (16,730)
NET INCOME	60,304			60,304
Foreign currency translation adjustment, net of tax	(4,918)					(4,918)
Unrealized gain on cash flow hedges, net of tax	(4,602)					(4,602)
Executive Deferred Compensation Plan distributions/activity, net	(305)		(305)
Executive Deferred Compensation Plan valuation change	(275)		(275)
Stock options exercised including related tax benefits	897		897
Purchase of stock at cost	(970)				(970)
Share based compensation	2,099		2,099
Accretion of class L common stock priority return preference	(170,265)		(2,416)	(167,849)
BALANCE at Dec. 31, 2010	(2,543,500)	11		(2,516,238)	(1,023)	(26,250)
NET INCOME	127,493			127,493
Conversion of Class L common stock to common stock	1,675,434	50	1,675,384
Foreign currency translation adjustment, net of tax	(18,234)					(18,234)
Reclassification of a cash flow hedge into earnings, net of tax	5,188					5,188
Unrealized gain on cash flow hedges, net of tax	7,260					7,260
Executive Deferred Compensation Plan distributions/activity, net	3,101		3,101
Stock options exercised including related tax benefits	659		659
Purchase of stock at cost	(2,797)				(2,797)
Share based compensation	20,550		20,550
Accretion of class L common stock priority return preference	(171,567)		(3,864)	(167,703)
BALANCE at Dec. 31, 2011	(896,413)	61	1,695,830	(2,556,448)	(3,820)	(32,036)
NET INCOME	125,541			125,541
Dividends	(511,041)			(511,041)
Foreign currency translation adjustment, net of tax	5,955					5,955
Reclassification of a cash flow hedge into earnings, net of tax	(4,284)					(4,284)
Unrealized gain on cash flow hedges, net of tax	7,234					7,234
Executive Deferred Compensation Plan distributions/activity, net	4,213		4,213
Stock options exercised including related tax benefits	6,437	1	6,436
Purchase of stock at cost	(1,488)				(1,488)
Share based compensation	14,160		14,160
BALANCE at Dec. 31, 2012	$ (1,249,686)	$ 62	$ 1,720,639	$ (2,941,948)	$ (5,308)	$ (23,131)

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign currency translation adjustment, tax	$ (3,650)	$ 11,176	$ 3,014
Reclassification of a cash flow hedge into earnings, tax	2,626	(3,180)
Unrealized gain on cash flow hedges, tax	(4,434)	(4,450)	2,821
Stock options exercised, related tax benefits	738,507	124,288	9,800
Purchase of stock at cost, shares	44,392	33,098	13,285
Additional Paid - in Capital
Executive Deferred Compensation Plan distributions/activity, shares distributed	128,527	73,379	53,703
Stock options exercised, related tax benefits	738,507	124,288	9,800
Retained Deficit
Cash dividends per share	$ 8
Treasury Stock
Purchase of stock at cost, shares	44,392	33,098	13,285
Accumulated Other Comprehensive Income (Loss)
Foreign currency translation adjustment, tax	(3,650)	11,176	3,014
Reclassification of a cash flow hedge into earnings, tax	2,626	(3,180)
Unrealized gain on cash flow hedges, tax	$ (4,434)	$ (4,450)	$ 2,821

Organization, Consolidation and Presentation of Financial Statements	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements
1.	ORGANIZATION, CONSOLIDATION AND PRESENTATION OF FINANCIAL STATEMENTS

Business Description: West Corporation (the “Company” or “West”) is a leading provider of technology-driven communication services. “We,” “us” and “our” also refer to West and its consolidated subsidiaries, as applicable. We offer a broad portfolio of services, including conferencing and collaboration, unified communications, alerts and notifications, emergency communications, business process outsourcing and telephony / interconnect services. The scale and processing capacity of our proprietary technology platforms, combined with our expertise in managing voice and data transactions, enable us to provide reliable, high-quality, mission-critical communications designed to maximize return on investment for our clients. Our clients include Fortune 1000 companies, along with small and medium enterprises in a variety of industries, including telecommunications, retail, financial services, public safety, technology and healthcare. We have sales and operations in the United States, Canada, Europe, the Middle East, Asia-Pacific, Latin America and South America.

We operate in two business segments:

•	Unified Communications, including conferencing and collaboration services, event services, Internet Protocol (“IP”)-based unified communication solutions and alerts and notification services; and

•	Communication Services, including emergency communication services, automated call processing, telephony / interconnect services and agent-based services.

Unified Communications

— Conferencing & Collaboration Services. Operating under the InterCall® brand, we are the largest conferencing services provider in the world based on conferencing revenue, according to Wainhouse Research. We managed approximately 134 million conference calls in 2012, an 11 percent increase over 2011. We provide our clients with an integrated global suite of meeting services.

— Event Services. InterCall offers multimedia platforms designed to give our clients the ability to create, manage, distribute and reuse content internally and externally. Through a combination of proprietary products and strategic partnerships, our clients have the tools to support all of their internal and external multimedia requirements.

— IP-Based Unified Communications Solutions. We provide our clients with enterprise class IP-based communications solutions enabled by our technology. We offer hosted IP-private branch exchange (“PBX”) and enterprise call management, hosted and managed multi-protocol label switching (“MPLS”) network solutions, unified communications partner solution portfolio services, cloud-based security services, integrated conferencing/desktop messaging and presence tools, and professional services and systems integration expertise.

— Alerts & Notifications Services. Our technology platforms allow clients to manage and deliver automated, proactive and personalized communications. We use multiple delivery channels (voice, text messaging, email, social media and fax), based on the preference of the recipient. For example, we deliver patient notifications and send and confirm appointments and prescription reminders on behalf of our healthcare clients; send and receive automated outage notifications on behalf of our utility clients; and transmit emergency evacuation notices on behalf of municipalities.

Communication Services

— Emergency Communications Services. We believe we are one of the largest providers of emergency communications services, based on the number of 9-1-1 calls that we and other participants in the industry facilitate. Our services are critical in facilitating public safety agencies’ ability to receive emergency calls from citizens. Our clients generally enter into long-term contracts and fund their obligations through monthly charges on users’ telephone bills.

— Automated Call Processing. We believe we have developed a best-in-class automated customer service platform. Our services allow our clients to effectively communicate with their customers through inbound and outbound interactive voice response (“IVR”) applications using natural language speech recognition, automated voice prompts and network-based call routing services. In addition to these front-end customer service applications, we also provide analyses that help our clients improve their automated communications strategy. Our open standards-based platform allows the flexibility to integrate new capabilities, such as mobility, social media and cloud-based services.

— Telephony / Interconnect Services. Our telephony / interconnect services support the merging of traditional telecom, mobile and IP technologies to service providers and enterprises. We are a leading provider of local and national tandem switching services to carriers throughout the United States. We leverage our proprietary customer traffic information system, sophisticated call routing and control facility to provide tandem interconnection services to the competitive marketplace, including wireless, wire-line, cable telephony and Voice over Internet Protocol (“VoIP”) companies. We entered this market through the acquisition of HyperCube LLC (“HyperCube”) in March 2012.

— Agent-Based Services. We provide our clients with large-scale, agent-based services. We target opportunities that allow our agent-based services to be a part of larger strategic client engagements and with clients for whom these services can add value. We believe that we are known in the industry as a premium provider of these services. We offer a flexible model that includes on-shore, off-shore and virtual home-based agent capabilities to fit our clients’ needs.

Basis of Consolidation: The consolidated financial statements include our accounts and the accounts of our wholly owned and majority owned subsidiaries. All intercompany transactions and balances have been eliminated in the consolidated financial statements.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition: In our Unified Communications segment, conferencing and event services are generally billed and revenue recognized on a per participant minute basis. Web services are generally billed and revenue recognized on a per participant minute basis or, in the case of operating license arrangements, generally billed in advance and revenue recognized ratably over the service life period, IP-based services are generally billed and revenue recognized on a per seat basis and alerts and notifications services are generally billed, and revenue recognized, on a per message or per minute basis. We also charge clients for additional features, such as conference call recording, transcription services or professional services. Our Communication Services segment recognizes revenue for platform-based and agent-based services in the month that services are performed and services are generally billed based on call duration, hours of input, number of calls or a contingent basis. Emergency communications services revenue within the Communication Services segment is generated primarily from monthly fees based on the number of billing telephone numbers and cell towers covered under contract. In addition, product sales and installations are generally recognized upon completion of the installation and client acceptance of a fully functional system or, for contracts that are completed in stages, recognized upon completion of such stages. Contracts for annual recurring services such as support and maintenance agreements are generally billed in advance and are recognized as revenue ratably (on a monthly basis) over the contractual periods.

Revenue for contingent collection services and overpayment identification and recovery services is recognized in the month collection payments are received based upon a percentage of cash collected or other agreed upon contractual parameters. In December 2010, we sold the balance of the investment in receivable portfolios and no longer purchase receivables for collection. Prior to the sale, we used either the level-yield method or the cost recovery method to recognize revenue on these purchased receivable portfolios.

Revenue for telephony / interconnect services is recognized in the period the service is provided and when collection is reasonably assured. These telephony / interconnect services are primarily comprised of switched access charges for toll-free origination services, which are paid primarily by interexchange carriers.

Cost of Services: Cost of services includes labor, sales commissions, telephone and other expenses directly related to service activities.

Selling, General and Administrative Expenses: Selling, general and administrative expenses consist of expenses that support the ongoing operation of our business. These expenses include costs related to division management, facilities costs, depreciation, maintenance, amortization of finite-lived intangible assets, sales and marketing activities, client support services, bad debt expense, impairment charges and corporate management costs.

Other Income (Expense): Other income (expense) includes interest expense from borrowings under credit facilities, interest income from short-term investments, investment gains or losses in the assets held in our deferred compensation plans and foreign currency transaction gains (losses) on affiliate transactions denominated in currencies other that the functional currency.

Cash and Cash Equivalents: We consider short-term investments with original maturities of three months or less at acquisition to be cash equivalents.

Trust and Restricted Cash: Trust cash represents cash collected on behalf of our clients that has not yet been remitted to them. A related liability is recorded in accounts payable until settlement with the respective clients. Restricted cash primarily represents cash held as collateral for certain letters of credit.

Financial Instruments: Cash and cash equivalents, accounts receivable and accounts payable are short-term in nature and the net values at which they are recorded are considered to be reasonable estimates of their fair values.

Accounts Receivable: Accounts receivable from customers is presented net of an allowance for doubtful accounts of approximately $10.4 million and $11.6 million at December 31, 2012 and 2011, respectively.

Property and Equipment: Property and equipment are recorded at cost. Depreciation expense is based on the estimated useful lives of the assets or remaining lease terms, whichever is shorter, and is calculated on the straight-line method. Our owned buildings have estimated useful lives ranging from 20 to 39 years and the majority of the other assets have estimated useful lives of three to five years. We review property, plant and equipment for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Recoverability of an asset “held-for-use” is determined by comparing the carrying amount of the asset to the undiscounted net cash flows expected to be generated from the use of the asset. If the carrying amount is greater than the undiscounted net cash flows expected to be generated by the asset, the asset’s carrying amount is reduced to its fair value. An asset “held-for-sale” is reported at the lower of the carrying amount or fair value less cost to sell.

Goodwill and Intangible Assets: Goodwill at December 31, 2012 and 2011 was $1,816.9 million and $1,762.6 million, respectively. Intangible assets at December 31, 2012 and 2011, net of accumulated amortization, were $287.6 million and $333.1 million, respectively. Goodwill and intangible assets with indefinite lives are not amortized, but are tested for impairment on an annual basis. We test goodwill for impairment at the reporting unit level (operating segment or one level below an operating segment) on an annual basis in the fourth quarter or more frequently if we believe indicators of impairment exist. Goodwill of a reporting unit is tested for impairment between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying amount. At December 31, 2012, our reporting units were one level below our operating segments. The performance of the impairment test involves a two-step process. The first step of the goodwill impairment test involves comparing the fair values of the applicable reporting units with their aggregate carrying values, including goodwill. We determine the fair value of our reporting units using the discounted cash flow methodology. The discounted cash flow methodology requires us to make key assumptions such as projected future cash flows, growth rates, terminal value and a weighted average cost of capital. If the carrying amount of a reporting unit exceeds the reporting unit’s fair value, we perform the second step of the goodwill impairment test to determine the amount of impairment loss. The second step of the goodwill impairment test involves comparing the implied fair value of the affected reporting unit’s goodwill with the carrying value of that goodwill.

Our indefinite-lived intangible assets consist of trade names and their values are assessed separately from goodwill in connection with our annual impairment testing. This assessment is made using the relief-from royalty method, under which the value of a trade name is determined based on a royalty that could be charged to a third party for using the trade name in question. The royalty, which is based on a reasonable rate applied against forecasted sales, is tax-effected and discounted to present value. The most significant assumptions in this evaluation include estimated future sales, the royalty rate and the after-tax discount rate.

Our finite-lived intangible assets are amortized over their estimated useful lives. Our finite-lived intangible assets are tested for recoverability whenever events or changes in circumstances such as reductions in demand or significant economic slowdowns are present on intangible assets used in operations that may indicate the carrying amount is not recoverable. Reviews are performed to determine whether the carrying value of an asset is recoverable, based on comparisons to undiscounted expected future cash flows. If this comparison indicates that the carrying value is not recoverable, the impaired asset is written down to fair value.

Other Assets: Other assets primarily include the unamortized balance of debt acquisition costs, assets held in non-qualified deferred compensation plans, and the unamortized balance of internally developed capitalized software and licensing agreements. The assets held in the non-qualified deferred compensation plans represent mutual funds invested in debt and equity securities and are classified as trading securities as employees have the ability to change the investment allocation of their deferred compensation at any time. These investments are reported at fair value with unrealized gains (losses) of $3.3 million, $(1.3) million and $2.9 million for the years ended December 31, 2012, 2011, and 2010, respectively, recognized currently within other income. The underlying obligation, recorded in other liabilities, is likewise reported at the investments’ fair value with adjustments recognized currently within compensation expense. Both the investments and the obligations are classified as non-current.

Income Taxes: We file a consolidated United States income tax return. We use an asset and liability approach for the financial reporting of income taxes in accordance with Accounting Standards Codification Topic 740 Income Taxes (“ASC 740”). Deferred income taxes arise from temporary differences between financial and tax reporting. Income tax expense has been provided on the portion of foreign source income that we have determined will be repatriated to the United States. We record uncertain tax positions based on a two-step process, whereby (1) we determine whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position and (2) for those tax positions that meet the more likely than not recognition threshold, we would recognize the largest amount of tax benefit that is greater than fifty percent likely to be realized upon ultimate settlement with the related tax authority.

Other Long-Term Liabilities: Other long-term liabilities primarily include liabilities held in non-qualified deferred compensation plans, uncertain tax positions and non-current deferred revenue.

Comprehensive Income: Comprehensive income is composed of unrealized gains or losses on foreign currency translation adjustments arising from changes in exchange rates of our foreign subsidiaries. Assets and liabilities are translated at the exchange rates in effect on the balance sheet dates. The translation adjustment is included in comprehensive income, net of related tax expense. Also, the gain or loss on the effective portion of cash flow hedges (i.e., change in fair value) is initially reported as a component of comprehensive income. The remaining gain or loss is recognized in interest expense in the same period in which the cash flow hedge affects earnings. These are our only components of comprehensive income.

Stock Based Compensation: We are required to recognize expense related to the fair value of employee stock option awards and to measure the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award.

Recapitalization: On October 24, 2006, we completed a recapitalization (the “recapitalization”) of the Company. Pursuant to such recapitalization, our publicly traded securities were cancelled in exchange for cash. The recapitalization was accounted for as a leveraged recapitalization, whereby the historical bases of our assets and liabilities were maintained.

Conversion: On December 30, 2011, we completed the conversion of our outstanding Class L Common Stock into shares of Class A Common Stock (the “Conversion”) by filing amendments to our amended and restated certificate of incorporation (the “Charter Amendments”) with the Delaware Secretary of State. Upon the effectiveness of the filing of the Charter Amendments, each share of our outstanding Class L Common Stock was converted into 5.03625 shares of Class A Common Stock.

Prior to the Conversion, our equity investors (i.e., the Sponsors, the Founders and certain members of management) owned a combination of Class L and Class A shares (in strips of eight Class A shares and one Class L share per strip). Supplemental management incentive equity awards (restricted stock and option programs) were implemented with Class A shares/options only.

A reconciliation of the Class L common shares for the year ended December 31, 2011 is presented below, in thousands:

2011
Beginning of period balance	$1,504,445
Accretion of Class L common stock priority return preference	171,567
Executive Deferred Compensation Plan activity	2,826
Purchase of Class L shares	(3,404)
Conversion of Class L common stock to Class A common stock	(1,675,434)

End of period balance	$—

Reclassification of Common Stock:—On December 30, 2011, following the Conversion, all of the then outstanding shares of Class A Common Stock were reclassified as shares of Common Stock pursuant to the filing of the Charter Amendments (the “Reclassification”). Following the Reclassification, all shares of Common Stock share proportionately in dividends. The Charter Amendments also increased our number of authorized shares to nine hundred million (900,000,000) shares of Class A Common Stock and one hundred million (100,000,000) shares of Class L Common Stock. Following consummation of the Conversion and the Reclassification, we had one billion authorized shares of Common Stock.

As a result of the reclassification of Class A common stock to common stock, references to “Class A common stock” were changed to “common stock” for all periods presented.

Dividend—On August 15, 2012, our Board of Directors declared a special cash dividend of $8.00 per share to be paid to stockholders of record as of August 15, 2012. In addition, dividend equivalents were credited to notional shares in deferred compensation accounts.

Foreign Currency and Translation of Foreign Subsidiaries: The functional currencies of the Company’s foreign operations are the respective local currencies. All assets and liabilities of the Company’s foreign operations are translated into U.S. dollars at fiscal period-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal period. The resulting translation adjustments are recorded as a component of stockholders’ equity and other comprehensive income. Foreign currency transaction gains or losses are recorded in the statement of operations.

Subsequent Events: In accordance with the provisions of Accounting Standards Codification 855, Subsequent Events (“ASC 855”), we have evaluated subsequent events and have disclosed the nature of those events in note 19. No subsequent events requiring recognition were identified and therefore none were incorporated into the consolidated financial statements presented herein.

Recent Accounting Pronouncements: In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U. S. GAAP and IFRS. The amendments in ASU 2011-04 change the wording used to describe many of the requirements in U. S. Generally Accepted Accounting Principles (“GAAP”) for measuring fair value and disclosing information about fair value measurements. Some of the amendments clarify FASB’s intent about the application of existing fair value measurement and disclosure requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. This guidance became effective for the Company January 1, 2012, and the adoption had no effect on our financial position, results of operations or cash flows.

In September 2011, the FASB issued ASU No. 2011- 08, Intangibles-Goodwill and Other (Topic 350) (ASU 2011-08), permitting entities the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. ASU No. 2011- 08 was effective for the Company January 1, 2012 and the adoption had no effect on our financial position, results of operations or cash flows.

In July 2012, the FASB issued ASU No. 2012-02, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment (ASU 2012-02), allowing entities the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. If the qualitative assessment indicates it is more-likely-than-not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, the quantitative impairment test is required. Otherwise, no testing is required. ASU 2012-02 is effective for the Company in the period beginning January 1, 2013 and the adoption is not expected to have an effect on our financial position, results of operations or cash flows.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions
2.	ACQUISITIONS

HyperCube

On March 23, 2012, we completed the acquisition of HyperCube, a provider of switching services to telecommunications carriers throughout the United States. HyperCube exchanges or interconnects communications traffic to all carriers, including wireless, wire-line, cable telephony and VoIP companies. The purchase price was $77.9 million and was funded by cash on hand and partial use of our asset securitization financing facility. The results of HyperCube have been included in the Communication Services segment since March 23, 2012.

Factors that contributed to a purchase price resulting in the recognition of goodwill, partially deductible for tax purposes, for the purchase of HyperCube included the synergy related to telecommunication transport costs and new products and services related to IP and mobile communications.

PivotPoint

On August 10, 2011, we completed the acquisition of substantially all of the telecommunication business assets of PivotPoint Solutions, LLC (“PivotPoint”), a provider of wireless location accuracy compliance reporting, analysis and optimization. PivotPoint’s technology allows wireless carriers to monitor and optimize their location finding networks. The purchase price was $22.9 million and was funded by cash on hand and partial use of our revolving credit facilities. The results of the acquired PivotPoint assets have been included in the Communication Services segment since August 10, 2011.

Factors that contributed to a purchase price resulting in the recognition of goodwill, non-deductible for tax purposes, for the purchase of the PivotPoint assets included PivotPoint’s expertise in location accuracy compliance reporting mandated by the Federal Communications Commission, expansion of 9-1-1 products and services, market expansion and operational efficiencies.

Contact One

On June 7, 2011, we completed the acquisition of substantially all of the assets of Contact One, Inc. (“Contact One”), a provider of 9-1-1 database, mapping/GIS (Geographic Information System) and 9-1-1 products and services. The purchase price was $7.6 million and was funded by cash on hand and partial use of our revolving credit facilities. The results of the acquired Contact One assets have been included in the Communication Services segment since June 7, 2011.

Factors that contributed to a purchase price resulting in the recognition of goodwill, non-deductible for tax purposes, for the purchase of the Contact One assets included Contact One’s expertise in 9-1-1 database, mapping/GIS and expansion of 9-1-1 products and services.

Smoothstone

On June 3, 2011, we completed the acquisition of Smoothstone IP Communications Corporation (“Smoothstone”), a provider of cloud-based communications for the enterprise. The acquisition of Smoothstone® added cloud-based IP telephony and network management to our Unified Communications solutions portfolio. The purchase price was $120.0 million and was funded by cash on hand and partial use of our revolving credit facilities. The results of Smoothstone have been included in the Unified Communications segment since June 3, 2011. Subsequent to the acquisition of Smoothstone we changed the name to West IP Communications, Inc. (“WIPC”).

Factors that contributed to a purchase price resulting in the recognition of goodwill, non-deductible for tax purposes, for the purchase of Smoothstone included a complete product portfolio of cloud-based, network-centric Unified Communications solutions, a flexible deployment model which enables a menu of solutions to be implemented to replace or complement customers’ existing on-premise equipment, expansion of the target market of potential clients and capital expenditure and operating cost avoidance.

Unisfair

On March 1, 2011, we completed the acquisition of Unisfair, Inc. (“Unisfair”), a provider of hosted virtual events and business environments. These virtual events and environments offer a highly interactive experience through speaking sessions, exhibition floors and networking areas that support many business purposes, including sales and lead generation, training, product marketing and corporate and employee communications. The addition of Unisfair® enhances our virtual event offering by permitting us to offer a complete end-to-end solution on a proprietary platform within our Unified Communications segment. The purchase price was $20.1 million and was funded by cash on hand. The results of Unisfair have been included in the Unified Communications segment since March 1, 2011.

A factor that contributed to a purchase price resulting in the recognition of goodwill, non-deductible for tax purposes, for the purchase of Unisfair included enhancement of our virtual events and business environment services offering.

TFCC

On February 1, 2011, we completed the acquisition of Twenty First Century Communications, Inc. (“TFCC”), a provider of automated alerts and notification solutions to the electric utilities industry, government, public safety and corporate markets. The addition of TFCC enhances our alerts and notifications platform and our position as a service provider to the U.S. utility industry. The purchase price was $40.5 million and was funded by cash on hand and partial use of our revolving credit facilities. The results of TFCC have been included in the Unified Communications segment since February 2, 2011.

Factors that contributed to a purchase price resulting in the recognition of goodwill, deductible for tax purposes, for the purchase of TFCC included expansion of our presence in emergency alerts and notification services particularly in the utilities industry and the potential to drive additional services into this market.

POSTcti

On February 1, 2011, we completed the acquisition of Preferred One Stop Technologies Limited (“POSTcti”), a provider of unified communications solutions and services in Europe. POSTcti enables and provides single source communication convergence from best-of-breed industry-leading providers, combined with customized professional services implementation and dedicated ongoing product support. The purchase price included $4.3 million of non-contingent consideration paid in Sterling at closing and was funded with cash on hand.

The purchase agreement for POSTcti also included a three year contingent earn-out provision with a maximum payment of approximately £12.0 million and £0.4 million of additional contingent deferred consideration withheld to secure sellers’ indemnification obligations. The majority of the fair value of the contingent earn-out initial liability was based on the expected results of the final twelve months of the three year period. As a result, in order to properly update the fair value of the contingent consideration, it was critical to assess POSTcti’s first 18 months of operational results as well as overall business momentum prior to making any changes related to the expected results for the last 18 months of the earn-out period. During 2012, we completed a formal review of the POSTcti operations to date, reviewed key acquisition assumptions and future performance expectations. Based on the results of these procedures, we determined that a contingent earn-out liability accrual was no longer required. Accordingly, the contingent earn-out liability of approximately $7.9 million was reversed and a corresponding reduction to SG&A expenses was recorded.

A factor that contributed to a purchase price resulting in the recognition of goodwill, non-deductible for tax purposes, for the purchase of POSTcti included the expansion of our hosted and managed unified communications solutions to Europe.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the respective acquisition dates for HyperCube, PivotPoint, Contact One, WIPC, Unisfair, TFCC and POSTcti. The finite lived intangible assets are comprised of trade names, technology, non-competition agreements and customer relationships.

(Amounts in thousands)	HyperCube	PivotPoint	Contact One	WIPC	Unisfair	TFCC	POSTcti
Working Capital	$1,212	$231	$(390)	$4,635	$(3,011)	$1,080	$(1,255)
Property and equipment	10,114	307	56	1,484	339	3,304	18
Other assets, net	391	30	—	—	42	—	—
Intangible assets	19,110	10,791	2,785	48,610	10,960	17,250	3,859
Goodwill	49,723	11,542	5,189	79,538	15,216	18,870	11,221

Total assets acquired	80,550	22,901	7,640	134,267	23,546	40,504	13,843

Non-current deferred taxes	2,594	—	—	13,182	3,452	—	1,013
Long-term liabilities	50	—	—	1,047	—	—	8,537

Total liabilities assumed	2,644	—	—	14,229	3,452	—	9,550

Net assets acquired	$77,906	$22,901	$7,640	$120,038	$20,094	$40,504	$4,293

Pro forma

Assuming acquisitions made since January 1, 2011, occurred as of the beginning of the prior annual reporting periods presented, our unaudited pro forma results of operations for the years ended December 31, 2012, 2011 and 2010, respectively, would have been as follows, in thousands:

	2012	2011	2010
Revenue	$2,654,400	$2,598,695	$2,552,516
Net Income	$124,871	$121,895	$38,345
Earnings per common L share—basic		$17.18	$17.07
Earnings per common L share—diluted		$16.48	$16.37
Income (loss) per common share—basic	$2.00	$(4.56)	$(12.00)
Income (loss) per common share—diluted	$2.00	$(4.56)	$(12.00)

The pro forma results above are not necessarily indicative of the operating results that would have actually occurred if the acquisitions had been in effect on the dates indicated, nor are they necessarily indicative of future results of the combined companies.

Our 2012 and 2011 acquisitions were included in the consolidated results of operations from their respective dates of acquisition and included revenue of $96.2 million in 2012, $76.5 million in 2011 and $31.7 million in 2010. The net income impact of these acquisitions was not material in any of the years presented. Acquisition costs for the years ended December 31, 2012, 2011 and 2010 of $1.7 million, $4.1 million and $2.2 million, respectively, are included in selling general and administrative expenses.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets
3.	GOODWILL AND OTHER INTANGIBLE ASSETS

The following table presents the activity in goodwill by reporting segment for the years ended December 31, 2012 and 2011, in thousands:

	Unified	Communication
	Communications	Services	Consolidated
Balance at January 1, 2011	$843,558	$823,513	$1,667,071
Accumulated impairment losses	—	(37,675)	(37,675)

Net balance at January 1, 2011	843,558	785,838	1,629,396
Acquisitions	124,989	16,839	141,828
Acquisition accounting adjustments	—	(3,023)	(3,023)
Foreign currency translation adjustment	(5,565)	(1)	(5,566)

Balance at December 31, 2011	962,982	837,328	1,800,310

Accumulated impairment losses	—	(37,675)	(37,675)

Net balance at December 31, 2011	962,982	799,653	1,762,635
Acquisitions	—	49,723	49,723
Acquisition accounting adjustments	970	43	1,013
Foreign currency translation adjustment	3,383	97	3,480

Balance at December 31, 2012	967,335	887,191	1,854,526
Accumulated impairment losses	—	(37,675)	(37,675)

Balance at December 31, 2012	$967,335	$849,516	$1,816,851

The excess of the acquisition costs over the fair value of the assets acquired and liabilities assumed for the purchase of HyperCube was assigned to goodwill based on preliminary estimates. We are in the process of completing the acquisition accounting for certain intangible assets and liabilities. The process of completing the acquisition accounting involves numerous time consuming steps for information gathering, verification and review. We expect to finalize this process within twelve months following the acquisition date.

The Company tests goodwill for impairment at the reporting unit level (one level below an operating segment) on an annual basis in the fourth quarter, or more frequently if management believes indicators of impairment exist. Goodwill of a reporting unit is tested for impairment between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying amount. Impairment testing results performed during the fourth quarter of 2012, indicated that the fair value of each of our reporting units as calculated during the step one analysis exceeded the carrying value and therefore we were not required to perform step two analysis for the year ended December 31, 2012.

During 2010, the Company identified impairment indicators in one of our reporting units, our traditional direct response business (marketed as “West Direct”). As a result of these impairment indicators and the results of impairment tests performed using the discounted cash flows model, goodwill with an aggregate net carrying value of $37.7 million was written down to their fair value of zero. The impairment charge primarily resulted from the decline in revenue in 2010 and continued general decline in the direct response business. These events caused us to revise downward our projected future cash flows for this reporting unit. The impairment charge was recorded in SG&A and was non-deductible for tax purposes.

During 2012, we completed the acquisition accounting for Unisfair, TFCC, POSTcti, WIPC, Contact One and PivotPoint with no significant changes required to our provisional acquisition accounting estimates.

During 2011, we completed the purchase price allocation for the acquisitions of TuVox Incorporated (“TuVox”), Specialty Pharmacy Network, Inc. and Holly Australia Pty Ltd. As a result of the TuVox finalization, goodwill was reduced $3.0 million, primarily due to deferred tax adjustments.

Other intangible assets

Below is a summary of the major intangible assets and weighted average amortization periods for each identifiable intangible asset, in thousands:

	As of December 31, 2012			Weighted Average
Intangible assets	Acquired Cost	Accumulated Amortization	Net Intangible Assets	Amortization Period (Years)
Client Relationships	$544,273	$(382,359)	$161,914	9.5
Technology & Patents	120,606	(57,768)	62,838	8.7
Trade names	47,110	—	47,110	Indefinite
Trade names (finite-lived)	27,319	(16,760)	10,559	4.3
Other intangible assets	15,898	(12,647)	3,251	4.3

Total	$755,206	$(469,534)	$285,672

	As of December 31, 2011			Weighted Average
Intangible assets	Acquired Cost	Accumulated Amortization	Net Intangible Assets	Amortization Period (Years)
Client Relationships	$538,154	$(341,236)	$196,918	9.2
Technology & Patents	131,446	(61,098)	70,348	10.3
Trade names	47,110	—	47,110	Indefinite
Trade names (finite-lived)	26,690	(12,423)	14,267	4.3
Other intangible assets	14,452	(9,948)	4,504	4.6

Total	$757,852	$(424,705)	$333,147

Amortization expense for finite-lived intangible assets was $65.8 million, $61.7 million and $61.3 million for the years ended December 31, 2012, 2011 and 2010, respectively. Estimated amortization expense in millions for the next five years for the intangible assets acquired in all acquisitions completed by us on or prior to December 31, 2012 is as follows:

2013	$53.7 million
2014	$43.5 million
2015	$34.9 million
2016	$25.9 million
2017	$19.8 million

The trade name intangible asset for three acquisitions (InterCall in 2003, Intrado, Inc. (“Intrado”), in 2006 and TeleVox in 2007) have been determined to have an indefinite life based on management’s current intentions. If factors were to change that would indicate the need to assign a finite life to these assets, we will do so and will commence amortization. During the fourth quarter of 2012, we performed our annual impairment analysis for these trade names using the relief-from-royalty methodology. No trade names were determined to be impaired during 2012.

In December 2012, we sold certain patents with a net carrying amount of $4.2 million.

During 2011, it was determined that the use of Positron and ConferenceCall.com as trade names, previously considered indefinite lived, should be changed to a finite life as current customers are moved toward greater recognition of the Intrado brand name for the next generation of Public Safety services and the InterCall brand name for Unified Communications services.

The following table summarizes the finite-lived intangible assets acquired in the acquisitions made since January 1, 2011:

(Amounts in thousands)	Customer Relationships	Technology	Non-Compete Agreements	Trade Names	Total	Amortization Period (Years)	Amortization recorded in
							2012	2011
2012 Acquisition:
HyperCube	$13,800	$4,300	$450	$560	$19,110	3 to 19	$7,873	$—
2011 Acquisitions:
PivotPoint	$8,500	$2,121	$170	$—	$10,791	1.5 to 10	$1,859	$1,371
Contact One	1,500	1,000	220	65	2,785	3 to 10	529	164
WIPC	29,400	15,400	2,650	1,160	48,610	1.5 to 15	6,768	3,420
Unisfair	2,700	8,000	—	260	10,960	3 to 10	1,606	1,889
TFCC	13,600	2,250	690	710	17,250	5 to 15	2,212	1,791
POSTcti	1,767	1,445	37	610	3,859	3 to 10	736	722

	$71,267	$34,516	$4,217	$3,365	$113,365		$21,583	$9,357

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
4.	PROPERTY AND EQUIPMENT

Property and equipment, at cost, in thousands, consisted of the following as of:

	December 31,
	2012	2011
Land and improvements	$8,209	$8,209
Buildings	103,869	101,972
Telephone and computer equipment	881,886	808,047
Office furniture and equipment	67,377	64,963
Leasehold improvements	106,021	107,906
Construction in progress	42,511	41,973

	$1,209,873	$1,133,070

We lease certain land, buildings and equipment under operating leases which expire at varying dates through April 2022. Rent expense on operating leases was approximately $49.5 million, $42.5 million and $44.8 million for the years ended December 31, 2012, 2011 and 2010, respectively, exclusive of related-party lease expense. On all real estate leases, we pay real estate taxes, insurance and maintenance associated with the leased sites. Certain of the leases offer extension options ranging from month-to-month to five years.

Future minimum payments under non-cancelable operating leases with initial or remaining terms of one year or more, in thousands, are as follows:

Year Ending December 31,	Non- Related Party Operating Leases	Related Party Operating Lease	Total Operating Leases
2013	$35,158	$365	$35,523
2014	28,249	365	28,614
2015	18,829	365	19,194
2016	11,181	365	11,546
2017	9,731	305	10,036
2018 and thereafter	23,379	—	23,379

Total minimum obligations	$126,527	$1,765	$128,292

Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accrued Expenses
5.	ACCRUED EXPENSES

Accrued expenses, in thousands, consisted of the following as of:

	December 31,
	2012	2011
Deferred revenue and customer deposits, net of long-term deferred revenue of $33,286 and $4,463	$93,144	$78,173
Accrued wages	47,240	54,259
Interest payable	39,868	47,724
Accrued other taxes (non-income related)	38,608	37,980
Accrued phone	36,105	27,500
Accrued employee benefit costs	11,414	12,763
Accrued lease expense	8,392	7,211
Income taxes payable	4,336	17,997
Interest rate hedge position	2,346	5,194
Other current liabilities	30,843	34,635

	$312,296	$323,436

Related Parties	12 Months Ended
Dec. 31, 2012
Related Parties
6.	RELATED PARTIES

Management Services

Affiliates of Thomas H. Lee Partners, L.P. and Quadrangle Group LLC provide management and advisory services pursuant to the management services agreement entered into in connection with the consummation of the recapitalization. The fees for services and expenses were $4.1 million for the years ended December 31, 2012 and 2011 and $4.2 million for the year ended December 31, 2010. On October 2, 2009, the Company filed a Registration Statement on Form S-1 (Registration No. 333-162292) with the Securities Exchange Commission and has made subsequent amendments. Upon successful completion of the Proposed Offering, the contract for management services with the affiliates of Thomas H. Lee Partners, L.P. and Quadrangle Group LLC would be terminated. The early termination of this agreement will require a payment of an amount equal to the net present value (using a discount rate equal to the then prevailing yield on the U.S. Treasury Securities of like maturity) of the $4.0 million annual management fee that would have been payable under the management services agreement from the date of termination until the seventh anniversary of such termination, such fee to be due and payable at the closing of the offering.

Lease

We lease certain office space owned by a partnership whose partners own approximately 24% of our common stock at December 31, 2012. Related party lease expense was approximately $0.7 million each year for the years ended December 31, 2012, 2011 and 2010. The lease expires in 2017. The lease contains a change of control provision which provides either party, with ninety day notice, an option for early termination of the lease effective August 31, 2014.

Long-Term Obligations	12 Months Ended
Dec. 31, 2012
Long-Term Obligations
7.	LONG-TERM OBLIGATIONS

Long-term obligations, in thousands, consisted of the following as of:

	December 31,
	2012	2011
Senior Secured Term Loan Facility, repaid in 2012	$—	$448,434
Senior Secured Term Loan Facility, due 2016	1,452,506	1,467,931
11% Senior Subordinated Notes, due 2016	450,000	450,000
Senior Secured Term Loan Facility, due 2018	965,150	—
8 5/8% Senior Notes, due 2018	500,000	500,000
7 7/8% Senior Notes, due 2019	650,000	650,000

	4,017,656	3,516,365

Less: current maturities	(25,125)	(15,425)

Long-term obligations	$3,992,531	$3,500,940

On August 15, 2012, we amended our senior secured credit facilities by entering into an amendment to our amended and restated credit agreement (as so amended, the “Amended Credit Agreement”). The Amended Credit Agreement provided for new senior secured term loans in a principal amount of $970.0 million, due June 30, 2018 (the “New Term Loans”). The net proceeds of the New Term Loans were used to repay approximately $448.4 million in term loans due October 24, 2013, to fund a special cash dividend to our stockholders and to pay fees and expenses related to the execution of the amendment and related transactions. The interest rate margins for the New Term Loans are 4.50%, for LIBOR rate loans, and 3.50%, for base rate loans. The Amended Credit Agreement also provides for interest rate floors applicable to the New Term Loans and the remaining term loans under our senior secured credit facilities. The interest rate floors are 1.25%, for the LIBOR component of the LIBOR rate loans, and 2.25%, for the base rate component of the base rate loans. The Amended Credit Agreement also provides for a soft call option applicable to the New Term Loans and the remaining term loans under the senior secured credit facilities. The soft call option provides for a premium equal to 1.0% of the amount of the repricing payment, in the event that, on or prior to the first anniversary of the effective date of the amendment, we or our subsidiary borrowers enter into certain repricing transactions. The Amended Credit Agreement also modified the financial covenants and certain covenant baskets.

Interest expense during 2012, 2011 and 2010 on these long-term obligations was approximately $271.9 million, $267.7 million and $252.7 million, respectively.

Future maturities of long-term debt, in thousands, were:

Year Ending December 31,	Amount
2013	$25,125
2014	$25,125
2015	$25,125
2016	$1,865,927
2017	$9,700
Thereafter	$2,066,654

Senior Secured Term Loan Facility.

Our senior secured term loan facility bears interest at variable rates. The amended and restated senior secured term loan facility requires annual principal payments of approximately $25.1 million, paid quarterly with balloon payments at maturity dates of July 15, 2016 and June 30, 2018 of approximately $1,398.5 million and $911.8 million, respectively.

The interest rate margins for the amended and restated senior secured term loans due 2016 are based on our corporate debt rating based on a grid, which ranges from 4.00% to 4.625% for LIBOR rate loans (LIBOR plus 4.25% at December 31, 2012), and from 3.00% to 3.625% for base rate loans (Base Rate plus 3.25% at December 31, 2012). The interest rate margins for the New Term Loans are 4.50%, for LIBOR rate loans, and 3.50%, for base rate loans. The Amended Credit Agreement also provides for interest rate floors applicable to the New Term Loans and the remaining term loans under our senior secured credit facilities. The interest rate floors are 1.25%, for the LIBOR component of the LIBOR rate loans, and 2.25%, for the base rate component of the base rate loans. The effective annual interest rates, inclusive of debt amortization costs, on the senior secured term loan facility for 2012 and 2011 were 5.76% and 6.22%, respectively. As a result of the repayment of the 2013 term loan, the associated unamortized deferred debt issuance costs of $2.7 million were fully amortized and recorded as interest expense during 2012.

The Amended Credit Agreement also provides for a soft call option applicable to the New Term Loans and the remaining term loans under our senior secured credit facilities. The soft call option provides for a premium equal to 1.0% of the amount of the repricing payment, in the event that, on or prior to the first anniversary of the effective date of the amendment, we or our subsidiary borrowers enter into certain repricing transactions.

Senior Secured Revolving Credit Facility.

Our senior secured revolving credit facility bears interest at variable rates. Prior to October 24, 2012, our senior secured revolving credit facilities provided senior secured financing of up to $250 million with $92 million maturing on October 24, 2012 (original maturity), and $158 million maturing on January 15, 2016 (extended maturity). We had previously received commitments for $43 million of additional extended maturity senior secured revolving credit facility commitments. Pursuant to Amendment No. 2 to the Amended Credit Agreement, dated as of October 24, 2012, the additional commitments replaced a portion of the original maturity senior secured revolving credit facility. Subsequent to October 24, 2012, our senior secured revolving credit facility provides senior secured financing up to approximately $201 million.

The original maturity senior secured revolving credit facility pricing was based on our total leverage ratio and the grid ranged from 1.75% to 2.50% for LIBOR rate loans (LIBOR plus 1.75% at maturity, October 24, 2012), and from 0.75% to 1.50% for base rate loans (Base Rate plus 0.75% at October 24, 2012). We were required to pay each non-defaulting lender a commitment fee of 0.50% in respect of any unused commitments under the original maturity senior secured revolving credit facility. The commitment fee in respect of unused commitments under the original maturity senior secured revolving credit facility was subject to adjustment based upon our total leverage ratio. During 2012, the original maturity senior secured revolving credit facility was undrawn.

The extended maturity senior secured revolving credit facility pricing is based on our total leverage ratio and the grid ranges from 2.75% to 3.50% for LIBOR rate loans (LIBOR plus 3.0% at December 31, 2012), and the margin ranges from 1.75% to 2.50% for base rate loans (Base Rate plus 2.0% at December 31, 2012). We are required to pay each non-defaulting lender a commitment fee of 0.50% in respect of any unused commitments under the extended maturity senior secured revolving credit facility. The commitment fee in respect of unused commitments under the extended maturity senior secured revolving credit facility is subject to adjustment based upon our total leverage ratio.

The average daily outstanding balance of the original and extended maturity senior secured revolving credit facility during 2012 and 2011 was $1.3 million and $4.8 million, respectively. The highest balance outstanding on the original and extended maturity senior secured revolving credit facility during 2012 and 2011 was $19.9 million and $50.5 million, respectively.

The senior secured credit facilities include certain customary representations and warranties, affirmative covenants, and events of default, including payment defaults, breaches of representations and warranties, covenant defaults, cross-defaults to certain indebtedness, certain events of bankruptcy, certain events under the Employee Retirement Income Security Act of 1974, material judgments, the invalidity of material provisions of the documentation with respect to the senior secured credit facilities, the failure of collateral under the security documents for the senior secured credit facilities, the failure of the senior secured credit facilities to be senior debt under the subordination provisions of certain of the Company’s subordinated debt and a change of control of the Company. If an event of default occurs, the lenders under the senior secured credit facilities will be entitled to take certain actions, including the acceleration of all amounts due under the senior secured credit facilities and all actions permitted to be taken by a secured creditor.

2016 Senior Subordinated Notes

Our $450 million aggregate principal amount of 11% senior subordinated notes due 2016 (the “2016 Senior Subordinated Notes”) bear interest that is payable semiannually.

We may redeem the 2016 Senior Subordinated Notes in whole or in part at the redemption prices (expressed as percentages of principal amount of the senior subordinated notes to be redeemed) set forth below plus accrued and unpaid interest thereon to the applicable date of redemption, subject to the right of holders of 2016 Senior Subordinated Notes of record on the relevant record date to receive interest due on the relevant interest payment date, if redeemed during the twelve-month period beginning on October 15 of each of the years indicated below:

Year	Percentage
2012	103.667
2013	101.833
2014 and thereafter	100.000

2018 Senior Notes

On October 5, 2010, we issued $500 million aggregate principal amount of 8 5/8% senior notes that mature on October 1, 2018 (the “2018 Senior Notes”).

At any time prior to October 1, 2014, we may redeem all or a part of the 2018 Senior Notes at a redemption price equal to 100% of the principal amount of 2018 Senior Notes redeemed plus the applicable premium (as defined in the indenture governing the 2018 Senior Notes) as of, and accrued and unpaid interest to, the date of redemption, subject to the rights of holders of 2018 Senior Notes on the relevant record date to receive interest due on the relevant interest payment date.

On and after October 1, 2014, we may redeem the 2018 Senior Notes in whole or in part at the redemption prices (expressed as percentages of principal amount of the 2018 Senior Notes to be redeemed) set forth below plus accrued and unpaid interest thereon to the applicable date of redemption, subject to the right of holders of 2018 Senior Notes of record on the relevant record date to receive interest due on the relevant interest payment date, if redeemed during the twelve-month period beginning on October 1 of each of the years indicated below:

Year	Percentage
2014	104.313
2015	102.156
2016 and thereafter	100.000

At any time (which may be more than once) before October 1, 2013, we can choose to redeem up to 35% of the outstanding 2018 Senior Notes with money that we raise in one or more equity offerings, as long as: we pay 108.625% of the face amount of such notes, plus accrued and unpaid interest; we redeem the notes within 90 days after completing the equity offering; and at least 65% of the aggregate principal amount of the applicable series of notes issued remains outstanding afterwards.

2019 Senior Notes

On November 24, 2010, we issued $650 million aggregate principal amount of 7 7/8% senior notes that mature January 15, 2019 (the “2019 Senior Notes”).

At any time prior to November 15, 2014, we may redeem all or a part of the 2019 Senior Notes at a redemption price equal to 100% of the principal amount of 2019 Senior Notes redeemed plus the applicable premium (as defined in the indenture governing the 2019 Senior Notes) as of, and accrued and unpaid interest to, the date of redemption, subject to the rights of holders of 2019 Senior Notes on the relevant record date to receive interest due on the relevant interest payment date.

On and after November 15, 2014, we may redeem the 2019 Senior Notes in whole or in part at the redemption prices (expressed as percentages of principal amount of the 2019 Senior Notes to be redeemed) set forth below plus accrued and unpaid interest thereon to the applicable date of redemption, subject to the right of holders of 2019 Senior Notes of record on the relevant record date to receive interest due on the relevant interest payment date, if redeemed during the twelve-month period beginning on November 15 of each of the years indicated below:

Year	Percentage
2014	103.938
2015	101.969
2016 and thereafter	100.000

At any time (which may be more than once) before November 15, 2013, we can choose to redeem up to 35% of the outstanding 2019 Senior Notes with money that we raise in one or more equity offerings, as long as: we pay 107.875% of the face amount of such notes, plus accrued and unpaid interest; we redeem the notes within 90 days after completing the equity offering; and at least 65% of the aggregate principal amount of the applicable series of notes issued remains outstanding afterwards.

We and our subsidiaries, affiliates or significant shareholders may from time to time, in our and their discretion, purchase, repay, redeem or retire any of our outstanding debt or equity securities (including any publicly issued debt or equity securities), in privately negotiated or open market transactions, by tender offer or otherwise.

Amended and Extended Asset Securitization

On September 12, 2011, the revolving trade accounts receivable financing facility between West Receivables LLC, a wholly-owned, bankruptcy-remote direct subsidiary of West Receivables Holdings LLC and Wells Fargo Bank, National Association, was amended and extended. The amended and extended facility provides for $150.0 million in available financing and was extended to September 12, 2014, reduced the unused commitment fee to 50 basis points and lowered the LIBOR spread grid on borrowings, based on our total leverage ratio to 1.50% to 2.0% (LIBOR plus 1.75% at December 31, 2012). Under the amended and extended facility, West Receivables Holdings LLC sells or contributes trade accounts receivables to West Receivables LLC, which sells undivided interests in the purchased or contributed accounts receivables for cash to one or more financial institutions. The availability of the funding is subject to the level of eligible receivables after deducting certain concentration limits and reserves. The proceeds of the facility are available for general corporate purposes. West Receivables LLC and West Receivables Holdings LLC are consolidated in our condensed consolidated financial statements included elsewhere in this prospectus. At December 31, 2012 and 2011, this facility was undrawn. The highest balance outstanding during 2012 and 2011 was $39.0 million and $84.5 million, respectively.

The amended and extended asset securitization facility contains various customary affirmative and negative covenants and also contains customary default and termination provisions, which provide for acceleration of amounts owed under the program upon the occurrence of certain specified events, including, but not limited to, failure to pay yield and other amounts due, defaults on certain indebtedness, certain judgments, changes in control, certain events negatively affecting the overall credit quality of collateralized accounts receivable, bankruptcy and insolvency events and failure to meet financial tests requiring maintenance of certain leverage and coverage ratios, similar to those under our senior secured credit facility.

Debt Covenant Compliance

At December 31, 2012, we were in compliance with the covenants associated with all of our credit facilities.

Hedging Activities	12 Months Ended
Dec. 31, 2012
Hedging Activities
8.	HEDGING ACTIVITIES

Periodically, we have entered into interest rate swaps to hedge the cash flows from our variable rate debt, which effectively converts the hedged portion under our outstanding senior secured term loan facility to fixed rate debt. The initial assessments of hedge effectiveness were performed using regression analysis. The periodic measurements of hedge ineffectiveness are performed using the change in variable cash flows method.

The cash flow hedges are recorded at fair value with a corresponding entry, net of taxes, recorded in other comprehensive income (“OCI”) until earnings are affected by the hedged item. At December 31, 2012, the notional amount of debt outstanding under interest rate swap agreements was $500.0 million. The fixed interest rate on the interest rate swaps ranges from 1.685% to 1.6975%.

The following table presents, in thousands, the fair value of the Company’s derivatives and consolidated balance sheet location.

	Liability Derivatives
	2012		2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
Interest rate swaps	Accrued expenses	$2,346	Accrued expenses	$5,194
Interest rate swaps	Other long-term liabilities	—	Other long-term liabilities	1,911

		$2,346		$7,105

The following presents, in thousands, the impact of interest rate swaps on the consolidated statements of operations for 2012, 2011 and 2010, respectively.

Derivatives designated as hedging instruments	Amount of gain (loss) recognized in OCI for the years ended December 31,			Amount of gain (loss) recognized in earnings on hedges (ineffective portion) for the years ended December 31,
	2012	2011	2010	2012	2011	2010
Interest rate swaps	$2,950	$7,260	$(4,602)	$—	$202	$179

Location of (gain) loss reclassified from OCI into net income				Amount of gain (loss) reclassified from OCI into earnings for the years ended December 31,
				2012	2011	2010
Interest expense				$(6,910)	$(5,188)	$—

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
9.	INCOME TAXES

For financial reporting purposes, income (loss) before income taxes includes the following components:

	Year Ended December 31,
	2012	2011	2010
Income (loss) before income taxes:
United States	$69,363	$57,339	$(12,202)
Foreign	138,246	147,188	132,982

	$207,609	$204,527	$120,780

Components of income tax expense, in thousands, were as follows:

	Year Ended December 31,
	2012	2011	2010
Current income tax expense:
Federal	$41,113	$3,456	$8,174
State	6,302	5,321	3,547
Foreign	33,335	44,541	27,918

	80,750	53,318	39,639

Deferred income tax expense (benefit):
Federal	(5,688)	26,183	14,290
State	(488)	2,750	1,225
Foreign	7,494	(5,217)	5,322

	1,318	23,716	20,837

Total income tax expense	$82,068	$77,034	$60,476

A reconciliation of income tax expense computed at statutory tax rates compared to effective income tax rates was as follows:

	Year Ended December 31,
	2012	2011	2010
Statutory rate	35.0%	35.0%	35.0%
Foreign items	5.1%	3.6%	1.2%
State income taxes, net of Federal benefit	2.0%	1.6%	2.1%
Change in valuation allowance	-1.7%	-2.6%	0.0%
Federal tax credits	-0.9%	-1.0%	-1.6%
Non-deductible meals	0.3%	0.2%	0.4%
Uncertain tax positions	0.2%	-0.6%	1.3%
Goodwill impairment	0.0%	0.0%	11.2%
Share based compensation	0.0%	1.9%	0.0%
Other	-0.5%	-0.4%	0.5%

	39.5%	37.7%	50.1%

In 2012, 2011, and 2010, income tax benefits attributable to employee stock option transactions of $15.6 million, $1.4 million and $1.6 million, respectively were allocated to shareholders’ equity.

On January 2, 2013, the American Taxpayer Relief Act of 2012 was enacted, which retroactively extended the U.S. research and experimentation tax credit and certain employment tax credits from January 1, 2012 through December 31, 2013. West Corporation is currently evaluating the impact of this legislation and expects to recognize a related benefit in the first quarter 2013.

Significant temporary differences between reported financial and taxable earnings that give rise to deferred income tax assets and liabilities, in thousands, were as follows:

	Year Ended December 31,
	2012	2011
Deferred income tax assets:
Net operating loss carryforwards	$126,556	$136,159
Benefit plans	27,691	22,248
Accrued expenses	12,260	16,292
Tax credits	12,327	13,022
Interest rate hedge activities	1,125	2,934
Reserves not currently deductible for tax purposes	6,078	9,700
Allowance for doubtful accounts	2,478	2,937
Foreign currency translation	1,867	3,373
Other	12,336	3,253

Gross deferred income tax assets	202,718	209,918

Less valuation allowance	(112,626)	(114,686)

Total deferred income tax assets	$90,092	$95,232

Deferred income tax liabilities:
Acquired intangibles amortization	$140,109	$142,235
Excess tax depreciation over financial depreciation	36,264	32,135
International earnings	27,080	27,097
Prepaid expenses	5,889	5,218

Total deferred income tax liabilities	209,342	206,685

Net deferred income tax liability	$119,250	$111,453

Deferred income tax assets / liabilities included in the balance sheet are:
Deferred income tax asset—current	$13,148	$10,068
Deferred income tax liability—long-term	132,398	121,521

Net deferred income taxes	$119,250	$111,453

At December 31, 2012, we had federal and foreign net operating loss (“NOL”) carryforwards in the amount of $321.7 million which resulted in a net deferred tax asset of $26.2 million which is available to reduce future taxes. The NOL carryforwards are all attributable to acquired companies. The deferred tax assets at December 31, 2012 that are associated with NOLs and tax credit carryforwards, in the significant tax jurisdictions, not reduced by valuation allowances expire in periods starting 2013 through 2031. The valuation allowances, which reduce deferred tax assets to an amount that will more likely than not be realized, were $112.6 million at December 31, 2012 and $114.7 million at December 31, 2011. Our valuation allowance decreased by $2.0 million in 2012 as a result of the following: releasing valuation allowances related to the utilization of NOLs during the year that had full valuation allowances, planning related to the utilization of future NOLs and changes in income tax rates. Also included in the net long-term deferred tax liability are offsetting amounts, $15.6 million, relating to cancellation of indebtedness (income) and original issue discount (interest expense) related to the Fifth Amendment of the Credit Agreement entered into on August 28, 2009 and the Amendment and Restatement entered into on October 5, 2010.

In preparing our tax returns, we are required to interpret complex tax laws and regulations. On an ongoing basis, we are subject to examinations by federal and state tax authorities that may give rise to different interpretations of these complex laws and regulations. The number of tax years that remain open and subject to tax audits varies depending upon the tax jurisdiction. Our most significant taxing jurisdictions include the U.S., United Kingdom and France. Due to the nature of the examination process, it generally takes years before these examinations are completed and matters are resolved. At December 31, 2012, we were not under examination by the U.S. Internal Revenue Service. At December 31, 2012, we believe the aggregate amount of any additional tax liabilities that may result from examinations, if any, will not have a material adverse effect on our financial condition, results of operations or cash flows.

The following summarizes the activity related to our unrecognized tax benefits recorded in accordance with ASC 740-10 in 2012, 2011 and 2010, in thousands:

Balance at January 1, 2010	$17,940
Increases for positions taken in current year	4,283
Decrease due to settlements with taxing authorities	(539)
Expiration of the statute of limitations for the assessment of taxes	(2,248)

Balance at December 31, 2010	19,436
Increases for positions taken in current year	3,680
Decreases for positions taken in prior years	(3,817)
Decrease due to settlements with taxing authorities	(2,309)

Balance at December 31, 2011	16,990
Increases for positions taken in current year	2,502
Decreases for positions taken in prior years	(4,533)
Decrease due to settlements with taxing authorities	(168)
Expiration of the statute of limitations for the assessment of taxes	(801)

Balance at December 31, 2012	$13,990

The unrecognized tax benefits at December 31, 2012 were $11.8 million of tax benefits that, if recognized, would affect our effective tax rate. We recognize interest related to unrecognized tax benefits and penalties as income tax expense. During the years ended December 31, 2012 and 2011, we reduced the accrued interest by approximately $0.2 million and $0.4 million, respectively. During the year ended December 31, 2010, we increased the interest accrual by approximately $0.1 million. During the year ended December 31, 2012, we increased the accrual of penalties related to uncertain tax positions by approximately $0.1 million. During the years ended December 31, 2011 and 2010 we reduced the accrual of penalties related to uncertain tax positions by $0.5 million and $0.1 million, respectively. At December 31, 2012 and 2011, the aggregate recorded liability for interest and potential penalties was $6.0 million and $6.2 million, respectively. We do not expect our unrecognized tax benefits to change significantly over the next twelve months.

We have historically determined that the undistributed earnings of our foreign subsidiaries will be repatriated to the United States and accordingly, we have provided a deferred tax liability totaling $27.1 million at December 31, 2012 and 2011, on such foreign source income. For the years ended December 31, 2012 and 2011, we have accrued U.S. income taxes on $167.8 million and $145.4 million of unremitted foreign earnings and profits. At December 31, 2012, we have determined we have foreign earnings of approximately $148.3 million which will be indefinitely reinvested and therefore deferred income taxes of approximately $25.1 million have not been provided on such foreign subsidiary earnings.

Fair Value Disclosures	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures
10.	FAIR VALUE DISCLOSURES

Accounting Standards Codification 820 Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The provisions of ASC 820 apply to other accounting pronouncements that require or permit fair value measurements. ASC 820:

•

Defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date; and

•	Establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. To increase consistency and comparability in fair value measurements and related disclosures, the fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The three levels of the hierarchy are defined as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.

•

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly for substantially the full term of the financial instrument.

•	Level 3 inputs are unobservable inputs for assets or liabilities.

The categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Following is a description of the valuation methodologies used for assets and liabilities measured at fair value.

Trading Securities (Asset). The assets held in the West Corporation Executive Retirement Savings Plan and the West Corporation Nonqualified Deferred Compensation Plan represent mutual funds, invested in debt and equity securities, classified as trading securities in accordance with the provisions of Accounting Standards Codification 320 Investments—Debt and Equity Securities (“ASC 320”) considering the employee’s ability to change the investment allocation of their deferred compensation at any time. Quoted market prices are available for these securities in an active market therefore, the fair value of these securities is determined by Level 1 inputs.

We evaluate classification within the fair value hierarchy at each period. There were no transfers between any levels of the fair value hierarchy during the periods presented.

Interest rate swaps. The effect of the interest rate swaps is to change a variable rate debt obligation to a fixed rate for that portion of the debt that is hedged. We record the interest rate swaps at fair value. The fair value of the interest rate swaps is based on a model whose inputs are observable (LIBOR swap rates); therefore, the fair value of these interest rate swaps is based on a Level 2 input.

Assets and liabilities measured at fair value on a recurring basis, in thousands, are summarized below:

	Fair Value Measurement at December 31, 2012 Using:
Description	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets / Liabilities at Fair Value
Assets

Trading securities	$46,144	$46,144	$—	$—	$46,144

Liabilities

Interest rate swaps	$2,346	$—	$2,346	$—	$2,346

	Fair Value Measurement at December 31, 2011 Using:
Description	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets / Liabilities at Fair Value
Assets

Trading securities	$29,535	$29,535	$—	$—	$29,535

Liabilities

Interest rate swaps	$7,105	$—	$7,105	$—	$7,105

The fair value of our 11% senior subordinated notes, 8 5/8% senior notes and 7 7/8% senior notes, based on market quotes which we determined to be Level 1 inputs, at December 31, 2012 was approximately $1,667.9 million compared to the carrying amount of $1,600.0 million. The fair value of our senior secured term loan facilities was estimated using current market quotes on comparable debt securities from various financial institutions. All of the inputs used to determine the fair market value of our senior secured term loan facilities are Level 2 inputs and obtained from an independent source. The fair value of our senior secured term loan facilities at December 31, 2012 was approximately $2,455.1 million compared to the carrying amount of $2,417.7 million. The fair value of our senior secured term loan facility, 11% senior subordinated notes, 8 5/8% senior notes and 7 7/8% senior notes at December 31, 2011 was approximately $3,529.0 million compared to the carrying amount of $3,516.4 million.

Certain assets are measured at fair value on a non-recurring basis using significant unobservable inputs (Level 3) as defined by and in accordance with the provisions of ASC Topic 820. As such, property and equipment with a net carrying amount totaling $3.7 million were written down to zero during 2012. This write-down was the result of the abandonment of capitalized costs incurred during the development of an internally developed software payroll application and was recorded in SG&A.

Off - Balance Sheet Arrangements	12 Months Ended
Dec. 31, 2012
Off - Balance Sheet Arrangements
11.	OFF—BALANCE SHEET ARRANGEMENTS

We utilize standby letters of credit to support primarily workers’ compensation policy requirements and certain operating leases. Performance obligations of certain operating subsidiaries are supported by performance bonds and letters of credit. These obligations will expire at various dates through August 2013 and are renewed as required. The outstanding commitments on these obligations at December 31, 2012 and 2011 were $18.6 million and $20.0 million, respectively.

Employee Benefits and Incentive Plans	12 Months Ended
Dec. 31, 2012
Employee Benefits and Incentive Plans
12.	EMPLOYEE BENEFITS AND INCENTIVE PLANS

Qualified Retirement Plan

We have a 401(k) plan, which covers substantially all employees eighteen years of age or older who will also complete a minimum of 1,000 hours of service in each calendar year. Under the plan, we match 50% of employees’ contributions up to 14% of their gross salary or the statutory limit, whichever is less, if the employee satisfies the 1,000 hours of service requirement during the calendar year. Our matching contributions vest 25% per year beginning after the second service anniversary date. The matching contributions are 100% vested after the employee has attained five years of service. Total employer contributions under the plan were approximately $8.2 million, $8.3 million and $7.5 million for the years ended December 31, 2012, 2011 and 2010, respectively.

In the United Kingdom we have a Group Personal Pension Plan which is available to all employees upon the successful completion of their 3 month probationary period. Under the plan, we match employee contributions up to a maximum of 3% of their base salary. Contributions are invested immediately in the members own fund choice or the default investment option should members not wish to make their own investment choices. Contributions into the pension plan are paid via a salary sacrifice method and therefore all contributions into the Plan, unless an employee has chosen to opt-out of this facility, are classified as employer contributions. Total employer contributions under the plan were approximately $0.9 million, $1.0 million, and $0.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

In Canada we have a Deferred Profit Sharing Plan (“DPSP”) and a Group Registered Retirement Savings Program (“GRRSP”), which covers substantially all employees who have materially and significantly contributed to the prosperity and profits of the Company. Under the plan, we match 50% of employees’ regular contributions to the GRRSP up to 3% of their earnings or the statutory limit, whichever is less. Our matching contributions vest 100% on the second anniversary of membership in the DPSP. Total employer contributions under the plan were approximately $0.3 million, $0.3 million and $0.2 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Non-Qualified Retirement Plans

We maintain a grantor trust under the West Corporation Executive Retirement Savings Plan (“Trust”). The principal of the Trust, and any earnings thereon shall be held separate and apart from our other funds. Participation in the Trust is voluntary and is restricted to highly compensated individuals as defined by the Internal Revenue Service. We will match 50% of employee contributions, subject to the combined limits of the 401(k) plan and the Trust. Matching contributions 100% vest after completion of three years of service. Our total contributions under the plan for the years ended December 31, 2012, 2011 and 2010 were approximately $2.1 million, $2.0 million and $2.0 million, respectively. Assets under the Trust at December 31, 2012 and 2011 were $33.3 million and $28.3 million, respectively.

We also maintain a Nonqualified Deferred Compensation Plan (as amended from time to time, the “Deferred Compensation Plan”). Pursuant to the terms of the Deferred Compensation Plan, eligible management, non-employee directors or highly compensated employees approved by the board of directors may elect to defer a portion of their compensation and have such deferred compensation invested in the same investments made available to participants of the 401(k) plan or in notional equity shares of the Company. We match a percentage of any amounts invested in notional equity shares (50% during 2012, 2011 and 2010). Such matched amounts are subject to 20% vesting each year. All matching contributions are 100% vested five years after the later of January 1, 2007 or the date the executive first participates in the Deferred Compensation Plan. Amounts deferred under the Deferred Compensation Plan and any earnings credited thereunder shall be held separate and apart from our other funds, but remain subject to claims by the Company’s general creditors. Our total contributions for the years ended December 31, 2012, 2011 and 2010 under the plan were approximately $1.8 million, $2.0 million and $1.2 million, respectively. Assets under the Deferred Compensation Plan at December 31, 2012 and 2011 were $10.0 million and $1.2 million, respectively. The fair value of notional equity shares in the Deferred Compensation Plan at December 31, 2012 and 2011 were $31.3 million and $42.6 million, respectively.

2006 Executive Incentive Plan

On December 30, 2011, our Board of Directors approved amendments to certain of our compensation plans. The Board of Directors approved an amendment to the Company’s 2006 Executive Incentive Plan (“EIP”) which amendment increased the maximum number of shares of common stock of the Company, par value $0.001 per share (“Common Stock”) that may be issued pursuant to or subject to outstanding awards under the EIP from 1,409,536 to 4,804,428. Such increased pool is in addition to shares issuable upon exercise of rollover options. The Board of Directors also took action in accordance with the terms of the EIP to adjust the number and kind of shares of stock or securities subject to awards outstanding under the EIP to give effect to the Conversion and the Reclassification.

Awards under the EIP are intended to align the incentives of the Company’s executives and investors and to improve the performance of the Company. The administrator will select participants from among those key employees and directors of and consultants and advisors to, the Company or its affiliates who, in the opinion of the administrator, are in a position to make a significant contribution to the success of the Company and its affiliates.

Stock options granted under the EIP prior to 2012 become exercisable over a period of five years, with 20% of the stock option becoming exercisable on each of the first through fifth anniversaries of the grant date. During 2012, a form of option certificate was adopted such that the 2012 grants become exercisable over a period of four years, with 25% of the stock option becoming exercisable on each of the first through fourth anniversaries of the grant date. Once an option has vested, it generally remains exercisable until the tenth anniversary of the grant date so long as the participant continues to provide services to the Company.

On August 15, 2012, our Board of Directors declared a special cash dividend of $8.00 per share to be paid to stockholders of record as of August 15, 2012. In addition, the Board of Directors authorized equivalent cash payments and/or adjustments to holders of outstanding stock options to reflect the payment of such dividend as required by the existing terms of our incentive plans. In addition, in connection with such payment, our Board of Directors accelerated the vesting of certain stock options that were granted in 2012 and scheduled to vest in 2013. The share-based compensation recorded as a result of the accelerated vesting was $6.8 million. For options granted in 2012 and scheduled to vest in 2014 through 2016, no dividend equivalent was paid but the option exercise price was reduced by $8.00 to $25.52. Options granted prior to 2012 and options granted in 2012 originally scheduled to vest in 2013 participated in the dividend equivalent payment with no modification to the option exercise price. In conjunction with the refinancing and dividend, an appraisal of the Company was performed by Corporate Valuation Advisors, Inc., and approved by management and the Board of Directors, of the fair market value of each respective stock option grant and the underlying share of common stock both before and immediately after the dividend and refinancing. An additional $1.5 million share-based compensation charge was recorded on option grants where the fair market value of the option and dividend equivalent paid, if any, exceeded the fair market value of the option before dividend and refinancing.

Stock Options

The following table presents the stock option activity under the EIP for the years ended December 31, 2012, 2011 and 2010, respectively:

		Options Outstanding
	Options Available for Grant	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2010	56,793	312,688	$19.36
Granted	(29,375)	29,375	72.32
Canceled	14,263	(14,263)	25.76
Exercised	—	(9,800)	16.00

Balance at December 31, 2010	41,681	318,000	24.00
Granted	(20,000)	20,000	84.80
Canceled	12,688	(12,688)	50.96
Exercised	—	(9,750)	16.40
December, 2011 amendment to the Plan	3,394,892	—	—

Balance at December 31, 2011	3,492,260	315,563	27.04
Granted	(2,615,000)	2,615,000	27.52
Canceled	36,188	(36,188)	37.68
Exercised	—	(23,963)	14.00

Balance at December 31, 2012	850,448	2,870,413	$27.44

At December 31, 2012, we expect that 72% of options granted will vest over the vesting period.

At December 31, 2012, the intrinsic value of vested options was zero.

The following table summarizes the information on the options granted under the EIP at December 31, 2012:

Outstanding				Exercisable
Range of Exercise Prices	Number of Options	Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
$13.12	189,100	3.94	$13.12	189,100	$13.12
$25.52	1,943,906	9.25	$25.52	—	—
$28.88	24,688	6.00	$28.88	19,750	$28.88
$33.52	647,969	9.25	$33.52	647,969	$33.52
$50.88	25,625	5.08	$50.88	20,500	$50.88
$72.32	24,125	7.33	$72.32	9,650	$72.32
$84.80	15,000	8.08	$84.80	3,000	$84.80

$13.12 - $84.80	2,870,413	8.81	$27.44	889,969	$30.08

Executive Management Rollover Options		Options Outstanding
	Options Available for Grant	Number of Shares	Weighted Average Exercise Price

Balance at January 1, 2010	2	36,932	$266.64
Exercised	—	(1,016)	264.00

Balance at December 31, 2010	2	35,916	266.72
Exercised	—	(2,372)	256.64
Conversion and reclassification	101	1,586,290	(261.90)

Balance at December 31, 2011	103	1,619,834	5.54
Exercised	—	(1,332,256)	5.55

Balance at December 31, 2012	103	287,578	$5.47

Prior to the conversion, an Equity Strip was comprised of eight options of Class A common stock and one option of Class L common stock. The rollover options are fully vested.

The following table summarizes the outstanding and exercisable information on management rollover options granted under the EIP at December 31, 2012:

Outstanding and Exercisable
Number of Options	Average Remaining Contractual Life (years)	Weighted Average Exercise Price
287,578	1.46	$5.47

The aggregate intrinsic value of these options at December 31, 2012 was approximately $5.7 million.

We account for the stock option grants under the EIP in accordance with Accounting Standards Codification 718, Compensation-Stock Compensation (“ASC 718”). The fair value of option awards granted under the EIP during 2012 were $12.24 for initial awards in March. The fair value of the option awards on which vesting was accelerated was $5.92. The fair value of the option awards on which the exercise price was reduced by the amount of the dividend, $8.00, was $8.96. The fair value of the option awards granted under the EIP during 2011 was $31.36. We have estimated the fair value of EIP option awards on the grant date or date of award modification using a Black-Scholes option pricing model that uses the assumptions noted in the following table:

	2012 Grant as modified
	Accelerated Vesting	Reduced Exercise Price	Initial 2012 grant	2011
Risk-free interest rate	0.63%	0.86%	1.35%	1.87%
Dividend yield	0.0%	0.0%	0.0%	0.0%
Expected volatility	36.9%	35.1%	34.7%	33.2%
Expected life (years)	4.83	6.15	6.3	6.5

The risk-free interest rate for periods within the expected life of the option is based on the zero-coupon U.S. government treasury strip with a maturity which approximates the expected life of the option at the time of grant.

At December 31, 2012 and 2011, there was approximately $14.6 million and $1.0 million of unrecorded and unrecognized compensation cost related to unvested stock options under the EIP, respectively, which will be recognized over the remaining vesting period of approximately four years.

Restricted Stock

The Company is party to Restricted Stock Award and Special Bonus Agreements and Restricted Stock Award Agreements (collectively, “Restricted Stock Agreements”) with certain officers and employees of the Company, which Restricted Stock Agreements provide for the issuance of shares of Common Stock that are subject to time or performance vesting. On December 30, 2011, the Board of Directors approved the amendment of the Restricted Stock Agreements with each of the current employees party to a Restricted Stock Agreement with the Company in accordance with the terms of the EIP to provide for immediate vesting of all shares awarded thereunder outstanding for more than five years, such vesting became effective with the Conversion. For shares outstanding for less than five years, the board of directors approved the amendment to the Restricted Stock Agreement to provide for vesting of all such awards upon the earlier of the five year anniversary of grant and a change of control of the Company. The amendments to the Restricted Stock Agreements provided for the acceleration of an aggregate of 546,483 shares of Common Stock. Previously, Tranches 2 and 3 of these awards vested only upon meeting certain performance criteria and therefore share based compensation had not been recognized. The amendments to the Restricted Stock Agreements resulted in the recognition in 2011 of $18.5 million of share based compensation in selling, general and administrative expense for the fair value of the vested Tranche 2 and 3 shares which had been outstanding for more than five years.

Prior to the December 30, 2011 amendment of the Restricted Stock Agreements, grants of restricted stock under the EIP were in three Tranches: 33.33% of the shares in Tranche 1, 22.22% of the shares in Tranche 2 and 44.45% of the shares in Tranche 3. Restricted stock acquired under the EIP vested during the grantee’s employment by the Company or its subsidiaries in accordance with the provisions of the EIP, as follows: The Tranche 1 shares vested over a period of five years, with 20% of the shares vested at the end of each year. Notwithstanding the above, 100% of a grantee’s outstanding and unvested Tranche 1 shares shall vest immediately upon a change of control. The vesting schedule for Tranche 2 and Tranche 3 shares previously were subject to the Total Return of the Sponsors and the Sponsor internal rate of return as of an exit event, subject to certain terms and conditions.

Restricted Stock activity under the EIP for 2012, 2011 and 2010 are set forth below:

		Restricted Stock Outstanding
	Restricted Stock Available for Grant	Number of Shares	Weighted Average Grant Date Fair Value

Balance at January 1, 2010	10,742	1,013,333	$15.04
Granted	(313)	313	72.32
Canceled	18,334	(18,334)	24.00
Purchased as treasury shares	—	(3,541)	16.08

Balance at December 31, 2010	28,763	991,770	14.80
Purchased as treasury shares	—	(1,096)	11.44

Balance at December 31, 2011	28,763	990,674	14.80
Canceled	20,834	(20,834)	11.44

Balance at December 31, 2012	49,597	969,839	$14.88

The following table summarizes the information on the restricted stock granted under the EIP at December 31, 2012:

Outstanding			Vested
Range of Grant Prices	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
$ 11.44	907,652	$11.44	899,319	$11.44
$ 28.88	3,125	$28.88	625	$28.88
$ 50.88	8,750	$50.88	2,333	$50.88
$ 72.32	50,313	$72.32	10,041	$72.32

$11.44 - $72.32	969,839	$14.80	912,318	$14.88

We account for the restricted stock in accordance with ASC 718. Share based compensation for 2012, 2011 and 2010 for the EIP restricted stock grants was approximately $1.2 million, $19.9 million and $1.5 million, respectively. No restricted stock was granted in 2012 or 2011. We have estimated the fair value of EIP restricted stock grants on the grant date using a Black-Scholes option pricing model that uses the same assumptions noted above for the EIP option awards.

At December 31, 2012 and 2011, there was approximately $1.3 million and $3.1 million of unrecorded and unrecognized compensation cost related to unvested restricted stock under the EIP, respectively, which will be recognized over the remaining vesting period of approximately two and one half years.

Stock-Based Compensation Expense

For the years 2012, 2011 and 2010, stock-based compensation expense was $25.8 million, $23.3 million and $4.2 million, respectively. The net income effect of stock-based compensation expense for 2012, 2011 and 2010 was approximately $15.6 million, $19.0 million and $2.6 million, respectively.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
13.	EARNINGS PER SHARE

On October 2, 2009, the Company announced its intention to commence an equity offering and accordingly is providing the following information related to earnings per share.

On December 30, 2011, we completed the conversion of our outstanding Class L Common Stock into shares of Class A Common Stock and thereafter the reclassification of all of our Class A Common Stock as a single class of Common Stock. As a result, earnings per share calculations in 2012 and future periods will be presented as a single class of Common Stock.

Through December 30, 2011, we had two classes of common stock (Class L stock and Class A stock) outstanding. Each Class L share was entitled to a priority return preference equal to the sum of (x) $90 per share base amount plus (y) an amount sufficient to generate a 12% internal rate of return on that base amount from the date of the recapitalization until the priority return preference was paid in full or converted to Class A shares. Each Class L share also participated in any equity appreciation beyond the priority return on the same per share basis as the Class A shares. Class A shares participated in the equity appreciation after the Class L priority return was satisfied.

The Class L stock was considered a participating stock security requiring use of the “two-class” method for the computation of basic net income (loss) per share in accordance with ASC 260 Earnings Per Share. Losses were not allocated to the Class L stock in the computation of basic earnings per share as the Class L stock was not obligated to share in losses.

Prior to the Conversion, basic earnings per share (“EPS”) excluded the effect of common stock equivalents and was computed using the “two-class” computation method, which divided earnings attributable to the Class L preference from total earnings. Any remaining income or loss was attributed to the common shares. Diluted earnings per share reflects the potential dilution that could result if options or other contingently issuable shares were exercised or converted into common stock and notional shares from the Deferred Compensation Plan were granted. Diluted earnings per common share assumes the exercise of stock options using the treasury stock method.

	Year Ended December 31,
(Amount in thousands)	2011	2010
Net income	$127,493	$60,304
Less: accretion of Class L Shares	171,567	170,265
Net loss attributable to common stock	(44,074)	(109,961)
Income attributable to Class L Shares (1)	171,567	170,265

(1)	Prior to the Conversion, the Class L shareholders were allocated their priority return which is equivalent to the accretion, while any losses were allocated to common shareholders as the Class L shareholders did not have a contractual obligation to share in losses.

	Year Ended December 31,
(Amounts in thousands, except per share amounts)	2012	2011	2010
Earnings (loss) per common share:
Basic Class L		$17.18	$17.07
Basic common	$2.04	$(4.01)	$(10.00)

Diluted Class L		$16.48	$16.37
Diluted common	$1.98	$(4.01)	$(10.00)

Weighted average number of shares outstanding:
Basic Class L		9,984	9,975
Basic common	61,528	10,989	10,994

Dilutive impact of stock options:

Class L shares		424	424
Common shares	1,995	—	—

Diluted Class L shares		10,408	10,399
Diluted common shares	63,523	10,989	10,994

Diluted earnings per share are computed using the weighted-average number of common shares and dilutive potential common shares outstanding during the period. Dilutive potential common shares result from the assumed exercise of outstanding stock options, by application of the treasury stock method that have a dilutive effect on earnings per share. At December 31, 2012, 2,681,313 stock options were outstanding with an exercise price equal to or exceeding the market value of our common stock that were therefore excluded from the computation of shares contingently issuable upon exercise of the options. At December 31, 2011 and 2010, for purposes of calculating the diluted earnings per share for the common shares, 315,563 and 318,000 options outstanding to purchase common shares, respectively, were excluded from the computation of diluted common shares outstanding as the income allocable to the common shares was a loss, therefore the effect was anti-dilutive.

Unaudited Pro Forma Earnings per Share

On August 15, 2012, our Board of Directors declared a special cash dividend of $8.00 per share to stockholders of record as of August 15, 2012 totaling $511,041. As the initial public offering is expected to occur within twelve months of the dividend payment, the dividend is deemed to be paid out of proceeds of the offering rather than 2012 earnings under certain interpretations of the Securities and Exchange Commission. As such, the unaudited pro forma earnings per share for fiscal year 2012 gives effect to the number of shares whose proceeds would be necessary to pay the dividend, in excess of fiscal year 2012 earnings, up to the amount of shares assumed to be issued in the offering.

The following table sets forth the computation of unaudited pro forma basic and diluted earnings per share.

	Year ended December 31, 2012
(Amounts in thousands)	Basic	Diluted
Net income	$125,541	$125,541
Pro forma weighted average number of common shares:
Weighted average number of common shares	61,528	63,523
Shares issued in offering necessary to pay dividend	16,404	16,404

Pro forma weighted average number of common shares	77,932	79,927

Pro forma earnings per common share	$1.61	$1.57

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
14.	COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, we and certain of our subsidiaries are defendants in various litigation matters and are subject to claims from our clients for indemnification, some of which may involve claims for damages that are substantial in amount. We do not believe the disposition of claims currently pending will have a material effect on our financial position, results of operations or cash flows.

Business Segments	12 Months Ended
Dec. 31, 2012
Business Segments
15.	BUSINESS SEGMENTS

We operate in two business segments:

Unified Communications, including conferencing and collaboration services, event services, IP-based unified communication solutions and alerts and notification services; and

Communication Services, including emergency communications, automated call processing, telephony / interconnect services and agent-based services.

	For the year ended December 31,
	2012	2011	2010
Revenue:
Unified Communications	$1,451,301	$1,364,032	$1,220,216
Communication Services	1,198,320	1,137,900	1,173,945
Intersegment eliminations	(11,597)	(10,607)	(5,950)

Total	$2,638,024	$2,491,325	$2,388,211

Depreciation and Amortization
(Included in Operating Income):
Unified Communications	$88,253	$85,566	$87,278
Communication Services	94,169	86,342	83,052

Total	$182,422	$171,908	$170,330

Operating Income:
Unified Communications	$384,565	$363,226	$320,411
Communication Services	93,610	104,902	99,770

Total	$478,175	$468,128	$420,181

Capital Expenditures:
Unified Communications	$63,236	$61,063	$51,077
Communication Services	55,519	46,952	50,515
Corporate	9,674	12,107	20,457

Total	$128,429	$120,122	$122,049

	As of December 31,
	2012	2011	2010
Assets:
Unified Communications	$1,629,019	$1,620,444	$1,401,242
Communication Services	1,437,695	1,379,125	1,375,643
Corporate	381,439	227,949	228,365

Total	$3,448,153	$3,227,518	$3,005,250

Platform-based service revenue includes services provided in both the Unified Communications Services and Communication Services segments, while agent-based service revenue is provided in the Communication Services segment. Revenue from platform-based services was $1,886.5 million, $1,759.0 million and $1,619.9 million in 2012, 2011 and 2010, respectively.

For 2012, 2011 and 2010, our largest 100 clients represented approximately 57%, 55% and 57% of total revenue, respectively. In 2012, no client represented more than 10% of our aggregate revenue. The aggregate revenue as a percentage of our total revenue from our largest client, AT&T, during 2011 and 2010 was approximately 10% and 11%, respectively.

No individual country outside of the United States accounted for greater than 10% of aggregate revenue for 2012, 2011 or 2010. Revenue is attributed to an organizational region based on location of the billed customer’s account. Geographic information by organizational region, in thousands, is noted below.

	2012	2011	2010
Revenue:
Americas—United States	$2,149,971	$2,018,179	$1,979,372
Europe, Middle East & Africa (EMEA)	296,705	292,397	263,603
Asia-Pacific	168,046	154,238	125,267
Americas—Other	23,302	26,511	19,969

Total	$2,638,024	$2,491,325	$2,388,211

	As of December 31,
	2012	2011	2010
Long-Lived Assets:
Americas—United States	$2,446,090	$2,373,428	$2,192,157
Europe, Middle East & Africa (EMEA)	210,902	206,598	210,689
Asia-Pacific	27,787	21,599	19,646
Americas—Other	2,282	4,107	5,731

Total	$2,687,061	$2,605,732	$2,428,223

The aggregate gain (loss) on transactions denominated in currencies other than the functional currency of West Corporation or any of its subsidiaries was approximately $(3.5) million, $4.2 million and $(2.8) million in 2012, 2011 and 2010, respectively.

Concentration of Credit Risk	12 Months Ended
Dec. 31, 2012
Concentration of Credit Risk
16.	CONCENTRATION OF CREDIT RISK

Our accounts receivable subject us to the potential for credit risk with our customers. At December 31, 2012, three customers accounted for $55.7 million or 12.2% of gross accounts receivable, compared to $44.5 million, or 10.8% of gross receivables at December 31, 2011. We perform ongoing credit evaluations of our customers’ financial condition. We maintain an allowance for doubtful accounts for potential credit losses based upon historical trends, specific collection problems, historical write-offs, account aging and other analysis of all accounts and notes receivable. At February 1, 2013, $42.2 million, or 76%, of the December 31, 2012 accounts receivable from the three customers noted above had been received.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information
17.	SUPPLEMENTAL CASH FLOW INFORMATION

The following table summarizes, in thousands, supplemental information about our cash flows for the years ended December 31, 2012, 2011 and 2010:

	Years Ended December 31,
	2012	2011	2010
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	$262,216	$243,825	$231,698
Cash paid for redemption call premium on 2014 Senior Notes	$—	$—	$32,759
Cash paid for income taxes, net of $5,546, $ 8,069 and $1,033 for refunds in 2012, 2011 and 2010	$82,407	$28,934	$28,439
SUPPLEMENTAL DISCLOSURE OF CASH INVESTING ACTIVITIES:
Collections applied to principal of portfolio receivables	$—	$—	$13,739
SUPPLEMENTAL DISCLOSURE OF CASH FINANCING ACTIVITIES:
Payments of portfolio notes payable	$—	$—	$686
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING ACTIVITIES:
Acquisition of property through accounts payable commitments	$18,471	$15,531	$13,322
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITIES:
Net settlement of stock options exercised	$9,405	$—	$—
Net settlement of shares issued from the deferred compensation plan	$2,231	$—	$—
Conversion of Class L common shares to Class A common shares	$—	$1,675,434	$—
Stock and stock options exchanged in cashless exercises of stock options	$—	$1,688	$—

Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations (Unaudited)
18.	QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following is the summary of the unaudited quarterly results of operations for the two years ended December 31, 2012 and 2011, in thousands.

	Three Months Ended				Year Ended December 31, 2012
	March 31, 2012	June 30, 2012	September 30, 2012 (1)	December 31, 2012
Revenue	$639,062	$661,895	$656,896	$680,171	$2,638,024
Cost of services	291,702	307,286	307,699	317,772	1,224,459

Gross Profit	347,360	354,609	349,197	362,399	1,413,565
SG&A	233,118	233,110	231,905	237,257	935,390

Operating income	114,242	121,499	117,292	125,142	478,175

Net income	$34,044	$36,694	$22,096	$32,707	$125,541

	Three Months Ended				Year Ended December 31, 2011
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011(2)
Revenue	$610,818	$622,820	$632,803	$624,884	$2,491,325
Cost of services	271,603	276,220	284,406	281,060	1,113,289

Gross Profit	339,215	346,600	348,397	343,824	1,378,036
SG&A	220,408	223,849	216,450	249,201	909,908

Operating income	118,807	122,751	131,947	94,623	468,128

Net income	$34,580	$34,378	$37,347	$21,188	$127,493

(1)	Results of operations in the third quarter of 2012 were affected by a pre-tax $10.0 million expense associated with the dividend equivalent attributed to participants in our Deferred Compensation Plan, $8.3 million of additional share based compensation associated with the dividend and $10.3 million of additional interest expense incurred with the refinancing for the additional borrowings of approximately $521.6 million due to the dividends declared and dividend equivalents paid in August 2012.
(2)	Results of operations in the fourth quarter of 2011 were affected by a pre-tax $18.5 million share based compensation expense for the modification of vesting criteria of restricted stock grants. $12.1 million was not deductible for tax purposes.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
19.	SUBSEQUENT EVENTS

On February 7, 2013, we received lender consent to amend the credit agreement governing our senior secured credit facilities. The amendment to the credit agreement is expected to modify our senior secured credit facilities as follows: (i) reduce the applicable margins of each of the existing term loan tranches by 1.25% and lower the LIBOR and base rate floors of each of the existing term loan tranches by 0.25%; (ii) extend the maturity of all or a portion of the term loans due July 2016 to June 2018; and (iii) add a further step down to the applicable margins of each of the existing term loan tranches by 0.50% conditioned upon completion by the Company of an initial public offering and the Company attaining and maintaining a total leverage ratio less than or equal to 4.75:1.00. We expect to incur refinancing expenses of approximately $24 million for the soft call premium and $5 million for fees and expenses in connection with the amendment.

Following effectiveness of the amendment, the interest rate margins for the term loans due 2016 will range from 2.50% to 3.00% for LIBOR rate loans, and from 1.50% to 2.00% for base rate loans, the interest rate margins for the term loans due 2018 will range from 2.75% to 3.25% for LIBOR rate loans, and 1.75% to 2.25% for base rate loans, and the interest rate floor will be 1.00% for the LIBOR component of the LIBOR rate loans and 2.00% for the base rate component of the base rate loans. The amendment also provides for a soft call option applicable to all of the new term loans. The soft call option provides for a premium equal to 1.0% of the amount of the repricing payment, in the event that, on or prior to the six month anniversary of the effective date of the amendment, we or our subsidiary borrowers enter into certain repricing transactions. The effectiveness of the amendment is subject to customary conditions.

The Company has filed a registration statement under the Securities Act of 1933 to sell common stock. On March 8, 2013, the Company effected a 1-for-8 reverse stock split and amended its Restated Certificate of Incorporation by filing an amendment with the Delaware Secretary of State. The Company also adjusted the share amounts under its employee benefits and incentive plans as a result of the 1-for-8 reverse stock split. Immediately prior to the completion of the offering to sell common stock, the Company expects to file an Amended and Restated Certificate of Incorporation. All numbers of common shares and per common share data in the accompanying consolidated financial statements and related notes have been retroactively adjusted to give effect to the reverse stock split and the changes to the Amended and Restated Certificate of Incorporation of the Company.

Financial Information for Subsidiary Guarantor and Subsidiary Non- Guarantor	12 Months Ended
Dec. 31, 2012
Financial Information for Subsidiary Guarantor and Subsidiary Non- Guarantor
20.	FINANCIAL INFORMATION FOR SUBSIDIARY GUARANTOR AND SUBSIDIARY NON- GUARANTOR

West Corporation and our U.S. based 100% owned subsidiary guarantors, jointly, severally, fully and unconditionally are responsible for the payment of principal, premium and interest on our senior notes and senior subordinated notes. Presented below, in thousands, is condensed consolidated financial information for West Corporation and our subsidiary guarantors and subsidiary non-guarantors for the periods indicated. Subsequent to the issuance of the 2011 financial statements, the comprehensive income information presented below was added to reflect our retrospective adoption of ASU Nos. 2011-05 and 2011-12, Comprehensive Income in 2011 and 2010.

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

(AMOUNTS IN THOUSANDS)

	Year Ended December 31, 2012
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
REVENUE	$—	$2,082,225	$555,799	$—	$2,638,024
COST OF SERVICES	—	984,870	239,589	—	1,224,459
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	17,040	765,167	153,183	—	935,390

OPERATING INCOME (LOSS)	(17,040)	332,188	163,027	—	478,175
OTHER INCOME (EXPENSE):
Interest Expense, net of income	(180,090)	(109,346)	17,893	—	(271,543)
Subsidiary Income	262,313	125,429	—	(387,742)	—
Other, net	5,610	16,776	(21,409)	—	977

Other (expense) income	87,833	32,859	(3,516)	(387,742)	(270,566)

INCOME BEFORE INCOME TAX EXPENSE	70,793	365,047	159,511	(387,742)	207,609
INCOME TAX EXPENSE (BENEFIT)	(54,748)	104,630	32,186	—	82,068

NET INCOME	125,541	260,417	127,325	(387,742)	125,541

Foreign currency translation adjustments, net of tax of $(3,650)	5,955	—	5,955	(5,955)	5,955
Reclassification of a cash flow hedge into earnings, net of tax of $2,626	(4,284)	—	—	—	(4,284)
Unrealized gain on cash flow hedges, net of tax of $(4,434)	7,234	—	—	—	7,234

Comprehensive income	$134,446	$260,417	$133,280	$(393,697)	$134,446

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

(AMOUNTS IN THOUSANDS)

	Year Ended December 31, 2011
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
REVENUE	$—	$1,970,681	$520,644	$—	$2,491,325
COST OF SERVICES	—	897,639	215,650	—	1,113,289
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	19,927	733,967	156,014	—	909,908

OPERATING INCOME (LOSS)	(19,927)	339,075	148,980	—	468,128
OTHER INCOME (EXPENSE):
Interest Expense, net of income	(165,856)	(117,986)	14,426	—	(269,416)
Subsidiary Income	270,245	121,029	—	(391,274)	—
Other, net	1,457	17,197	(12,839)	—	5,815

Other (expense) income	105,846	20,240	1,587	(391,274)	(263,601)

INCOME BEFORE INCOME TAX EXPENSE	85,919	359,315	150,567	(391,274)	204,527
INCOME TAX EXPENSE (BENEFIT)	(41,574)	89,986	28,622	—	77,034

NET INCOME	127,493	269,329	121,945	(391,274)	127,493

Foreign currency translation adjustments, net of tax of $(11,176)	(18,234)	—	(18,234)	18,234	(18,234)
Reclassification of a cash flow hedge into earnings, net of tax of $(3,180)	5,188	—	—	—	5,188
Unrealized gain (loss) on cash flow hedges, net of tax of $(4,450)	7,260	—	—	—	7,260

Comprehensive income	$121,707	$269,329	$103,711	$(373,040)	$121,707

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

(AMOUNTS IN THOUSANDS)

	Year Ended December 31, 2010
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
REVENUE	$—	$1,945,300	$442,911	$—	$2,388,211
COST OF SERVICES	—	883,559	173,449	—	1,057,008
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	4,707	768,656	137,659	—	911,022

OPERATING INCOME (LOSS)	(4,707)	293,085	131,803	—	420,181
OTHER INCOME (EXPENSE):
Interest Expense, net of income	(157,501)	(105,042)	10,074	—	(252,469)
Refinancing Expense	(52,804)	—	—	—	(52,804)
Subsidiary Income	192,854	91,665	—	(284,519)	—
Other, net	6,267	8,726	(9,121)	—	5,872

Other (expense) income	(11,184)	(4,651)	953	(284,519)	(299,401)

INCOME BEFORE INCOME TAX EXPENSE	(15,891)	288,434	132,756	(284,519)	120,780
INCOME TAX EXPENSE (BENEFIT)	(76,195)	96,617	40,054	—	60,476

NET INCOME	60,304	191,817	92,702	(284,519)	60,304

Foreign currency translation adjustments, net of tax of $3,014	(4,918)	—	(4,918)	4,918	(4,918)
Unrealized loss on cash flow hedges, net of tax of $2,821	(4,602)	—	—	—	(4,602)

Comprehensive income	$50,784	$191,817	$87,784	$(279,601)	$50,784

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

(AMOUNTS IN THOUSANDS)

	December 31, 2012
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$106,010	$1,821	$71,280	$—	$179,111
Trust cash	—	14,518	—	—	14,518
Accounts receivable, net	—	67,959	376,452	—	444,411
Intercompany receivables	—	828,896	—	(828,896)	—
Deferred income taxes receivable	99,976	11,621	10,088	(108,537)	13,148
Prepaid assets	9,857	25,890	6,382	—	42,129
Other current assets	11,403	44,439	11,933	—	67,775

Total current assets	227,246	995,144	476,135	(937,433)	761,092
Property and equipment, net	70,210	249,523	45,163	—	364,896
INVESTMENT IN SUBSIDIARIES	1,477,884	373,665	—	(1,851,549)	—
GOODWILL	—	1,637,725	179,126	—	1,816,851
INTANGIBLES, net	—	249,112	36,560	—	285,672
OTHER ASSETS	126,873	88,491	4,278	—	219,642

TOTAL ASSETS	$1,902,213	$3,593,660	$741,262	$(2,788,982)	$3,448,153

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
CURRENT LIABILITIES:
Accounts payable	$14,627	$84,579	$21,041	$—	$120,247
Intercompany payables	550,799	—	278,097	(828,896)	—
Accrued expenses	48,524	319,480	52,829	(108,537)	312,296
Current maturities of long-term debt	8,677	16,448	—	—	25,125

Total current liabilities	622,627	420,507	351,967	(937,433)	457,668
LONG-TERM OBLIGATIONS, less current maturities	2,426,293	1,566,238	—	—	3,992,531
DEFERRED INCOME TAXES	40,457	81,440	10,501	—	132,398
OTHER LONG-TERM LIABILITIES	62,522	49,207	3,513	—	115,242
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	(1,249,686)	1,476,268	375,281	(1,851,549)	(1,249,686)

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$1,902,213	$3,593,660	$741,262	$(2,788,982)	$3,448,153

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

(AMOUNTS IN THOUSANDS)

	December 31, 2011
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$10,503	$—	$89,572	$(6,239)	$93,836
Trust cash	—	16,446	—	—	16,446
Accounts receivable, net	—	50,480	363,333	—	413,813
Intercompany receivables	—	837,464	—	(837,464)	—
Deferred income taxes receivable	73,709	13,034	462	(77,137)	10,068
Prepaid assets	3,222	25,232	8,588	—	37,042
Other current assets	5,089	42,089	3,403	—	50,581

Total current assets	92,523	984,745	465,358	(920,840)	621,786
Property and equipment, net	73,105	243,170	34,580	—	350,855
INVESTMENT IN SUBSIDIARIES	1,460,108	351,329	—	(1,811,437)	—
GOODWILL	—	1,586,988	175,647	—	1,762,635
INTANGIBLES, net	—	283,807	49,340	—	333,147
OTHER ASSETS	98,673	58,378	2,044	—	159,095

TOTAL ASSETS	$1,724,409	$3,508,417	$726,969	$(2,732,277)	$3,227,518

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
CURRENT LIABILITIES:
Accounts payable	$5,001	$68,317	$12,360	$(6,239)	$79,439
Intercompany payables	572,554	—	264,910	(837,464)	—
Accrued expenses	70,680	260,490	69,403	(77,137)	323,436
Current maturities of long-term debt	2,354	13,071	—	—	15,425

Total current liabilities	650,589	341,878	346,673	(920,840)	418,300
LONG-TERM OBLIGATIONS, less current maturities	1,890,134	1,610,806	—	—	3,500,940
DEFERRED INCOME TAXES	22,766	84,918	13,837	—	121,521
OTHER LONG-TERM LIABILITIES	57,333	16,299	9,538	—	83,170
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	(896,413)	1,454,516	356,921	(1,811,437)	(896,413)

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$1,724,409	$3,508,417	$726,969	$(2,732,277)	$3,227,518

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

(AMOUNTS IN THOUSANDS)

	Year Ended December 31, 2012
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
NET CASH FLOWS FROM OPERATING ACTIVITIES:	$—	$190,921	$127,995	$—	$318,916

CASH FLOWS FROM INVESTING ACTIVITIES:
Business acquisitions	—	(77,204)	(60)	—	(77,264)
Purchase of property and equipment	(9,674)	(90,268)	(25,547)	—	(125,489)
Other	—	(163)	1,294	—	1,131

Net cash flows from investing activities	(9,674)	(167,635)	(24,313)	—	(201,622)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from new term loan facility	335,038	634,962	—	—	970,000
Payment on term loan facility	(68,476)	(379,958)	—	—	(448,434)
Dividends paid	(510,634)	—	—	—	(510,634)
Payments of long-term revolving credit obligations	(133,300)	—	(172,500)	—	(305,800)
Proceeds from issuance of long-term revolving credit obligations	133,300	—	172,500	—	305,800
Debt issuance costs	(27,566)	—	—	—	(27,566)
Principal payments of long-term obligations	(5,516)	(14,758)	—	—	(20,274)
Payments of capital lease obligations	—	(27)	(16)	—	(43)
Repurchase of common stock	(1,488)	—	—	—	(1,488)
Proceeds from stock options exercised including excess tax benefits	5,309	—	—	—	5,309

Net cash flows from financing activities	(273,333)	240,219	(16)	—	(33,130)

Intercompany	378,514	(261,684)	(123,069)	6,239	—
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	—	—	1,111	—	1,111
NET CHANGE IN CASH AND CASH EQUIVALENTS	95,507	1,821	(18,292)	6,239	85,275
CASH AND CASH EQUIVALENTS, Beginning of period	10,503	—	89,572	(6,239)	93,836

CASH AND CASH EQUIVALENTS, End of period	$106,010	$1,821	$71,280	$—	$179,111

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

(AMOUNTS IN THOUSANDS)

	Year Ended December 31, 2011
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
NET CASH FLOWS FROM OPERATING ACTIVITIES:	$—	$306,897	$47,529	$(6,239)	$348,187

CASH FLOWS FROM INVESTING ACTIVITIES:
Business acquisitions	—	(185,845)	(25,794)	—	(211,639)
Purchase of property and equipment	(12,107)	(89,099)	(16,707)	—	(117,913)
Other	—	99	12	—	111

Net cash flows from investing activities	(12,107)	(274,845)	(42,489)	—	(329,441)

CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of long-term revolving credit obligations	(524,300)	—	(262,000)	—	(786,300)
Proceeds from issuance of long-term revolving credit obligations	524,300	—	262,000	—	786,300
Debt issuance costs	(770)	—	(259)	—	(1,029)
Principal payments of long-term obligations	(5,327)	(11,874)	—	—	(17,201)
Payments of capital lease obligations	(849)	(58)	(38)	—	(945)
Repurchase of common stock	(5,845)	—	—	—	(5,845)
Proceeds from stock options exercised including excess tax benefits	1,840	—	—	—	1,840

Net cash flows from financing activities	(10,951)	(11,932)	(297)	—	(23,180)

Intercompany	33,561	(20,120)	(18,033)	4,592	—
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	—	—	477	—	477
NET CHANGE IN CASH AND CASH EQUIVALENTS	10,503	—	(12,813)	(1,647)	(3,957)
CASH AND CASH EQUIVALENTS, Beginning of period	—	—	102,385	(4,592)	97,793

CASH AND CASH EQUIVALENTS, End of period	$10,503	$—	$89,572	$(6,239)	$93,836

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

(AMOUNTS IN THOUSANDS)

	Year Ended December 31, 2010
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
NET CASH FLOWS FROM OPERATING ACTIVITIES:	$—	$239,307	$78,114	$(4,592)	$312,829

CASH FLOWS FROM INVESTING ACTIVITIES:
Business acquisitions	—	(23,746)	(9,750)	—	(33,496)
Purchase of property and equipment	(20,457)	(83,403)	(14,331)	—	(118,191)
Collections applied to principal of portfolio receivables	—	13,739	—	—	13,739
Other	—	52	—	—	52

Net cash flows from investing activities	(20,457)	(93,358)	(24,081)	—	(137,896)

CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of long-term obligations	(1,327,781)	—	(47,000)	—	(1,374,781)
Proceeds from issuance of long-term obligations	1,254,850	—	47,000	—	1,301,850
Debt issuance costs	(31,083)	—	—	—	(31,083)
Principal payments of long-term obligations	(7,688)	(19,059)	—	—	(26,747)
Payments of capital lease obligations	(2,005)	(52)	(58)	—	(2,115)
Repurchase of common stock	(970)	—	—	—	(970)
Proceeds from stock options exercised including excess tax benefits	897	—	—	—	897
Payments of portfolio notes payable	—	(686)	—	—	(686)
Other	(16)	—	—	—	(16)

Net cash flows from financing activities	(113,796)	(19,797)	(58)	—	(133,651)

Intercompany	131,904	(126,152)	(16,015)	10,263	—
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	—	—	(2,557)	—	(2,557)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(2,349)	—	35,403	5,671	38,725
CASH AND CASH EQUIVALENTS, Beginning of period	2,349	—	66,982	(10,263)	59,068

CASH AND CASH EQUIVALENTS, End of period	$—	$—	$102,385	$(4,592)	$97,793

Consolidated Valuation Accounts	12 Months Ended
Dec. 31, 2012
Consolidated Valuation Accounts

Schedule II

WEST CORPORATION AND SUBSIDIARIES

CONSOLIDATED VALUATION ACCOUNTS

THREE YEARS ENDED DECEMBER 31, 2012

Description (amounts in thousands)	Balance Beginning of Year	Reserves Obtained in Acquisitions	Additions- Charged (Credited) to Cost and Expenses	Deductions- Amounts Charged-Off	Balance End of Year

December 31, 2012—Allowance for doubtful accounts—Accounts receivable	$11,627	$—	$1,483	$(2,671)	$10,439

December 31, 2011—Allowance for doubtful accounts—Accounts receivable	$10,481	$374	$2,762	$(1,990)	$11,627

December 31, 2010—Allowance for doubtful accounts—Accounts receivable	$11,819	$268	$4,222	$(5,828)	$10,481

	Balance Beginning of Year	Valuation Allowance Obtained in Acquisitions	Additions	Deductions	Balance End of Year
December 31, 2012—Allowance for deferred income tax asset valuation	$(114,686)	$—	$—	$2,060	$(112,626)

December 31, 2011—Allowance for deferred income tax asset valuation	$(119,684)	$(560)	$(70)	$5,628	$(114,686)

December 31, 2010—Allowance for deferred income tax asset valuation	$(101,849)	$(20,770)	$(1,044)	$3,979	$(119,684)

Organization, Consolidation and Presentation of Financial Statements (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Consolidation

Basis of Consolidation: The consolidated financial statements include our accounts and the accounts of our wholly owned and majority owned subsidiaries. All intercompany transactions and balances have been eliminated in the consolidated financial statements.

Use of Estimates

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition: In our Unified Communications segment, conferencing and event services are generally billed and revenue recognized on a per participant minute basis. Web services are generally billed and revenue recognized on a per participant minute basis or, in the case of operating license arrangements, generally billed in advance and revenue recognized ratably over the service life period, IP-based services are generally billed and revenue recognized on a per seat basis and alerts and notifications services are generally billed, and revenue recognized, on a per message or per minute basis. We also charge clients for additional features, such as conference call recording, transcription services or professional services. Our Communication Services segment recognizes revenue for platform-based and agent-based services in the month that services are performed and services are generally billed based on call duration, hours of input, number of calls or a contingent basis. Emergency communications services revenue within the Communication Services segment is generated primarily from monthly fees based on the number of billing telephone numbers and cell towers covered under contract. In addition, product sales and installations are generally recognized upon completion of the installation and client acceptance of a fully functional system or, for contracts that are completed in stages, recognized upon completion of such stages. Contracts for annual recurring services such as support and maintenance agreements are generally billed in advance and are recognized as revenue ratably (on a monthly basis) over the contractual periods.

Revenue for contingent collection services and overpayment identification and recovery services is recognized in the month collection payments are received based upon a percentage of cash collected or other agreed upon contractual parameters. In December 2010, we sold the balance of the investment in receivable portfolios and no longer purchase receivables for collection. Prior to the sale, we used either the level-yield method or the cost recovery method to recognize revenue on these purchased receivable portfolios.

Revenue for telephony / interconnect services is recognized in the period the service is provided and when collection is reasonably assured. These telephony / interconnect services are primarily comprised of switched access charges for toll-free origination services, which are paid primarily by interexchange carriers.

Cost of Services	Cost of Services: Cost of services includes labor, sales commissions, telephone and other expenses directly related to service activities.
Selling, General and Administrative Expenses

Selling, General and Administrative Expenses: Selling, general and administrative expenses consist of expenses that support the ongoing operation of our business. These expenses include costs related to division management, facilities costs, depreciation, maintenance, amortization of finite-lived intangible assets, sales and marketing activities, client support services, bad debt expense, impairment charges and corporate management costs.

Other Income (Expense)

Other Income (Expense): Other income (expense) includes interest expense from borrowings under credit facilities, interest income from short-term investments, investment gains or losses in the assets held in our deferred compensation plans and foreign currency transaction gains (losses) on affiliate transactions denominated in currencies other that the functional currency.

Cash and Cash Equivalents	Cash and Cash Equivalents: We consider short-term investments with original maturities of three months or less at acquisition to be cash equivalents.
Trust and Restricted Cash

Trust and Restricted Cash: Trust cash represents cash collected on behalf of our clients that has not yet been remitted to them. A related liability is recorded in accounts payable until settlement with the respective clients. Restricted cash primarily represents cash held as collateral for certain letters of credit.

Financial Instruments

Financial Instruments: Cash and cash equivalents, accounts receivable and accounts payable are short-term in nature and the net values at which they are recorded are considered to be reasonable estimates of their fair values.

Accounts Receivable

Accounts Receivable: Accounts receivable from customers is presented net of an allowance for doubtful accounts of approximately $10.4 million and $11.6 million at December 31, 2012 and 2011, respectively.

Property and Equipment

Property and Equipment: Property and equipment are recorded at cost. Depreciation expense is based on the estimated useful lives of the assets or remaining lease terms, whichever is shorter, and is calculated on the straight-line method. Our owned buildings have estimated useful lives ranging from 20 to 39 years and the majority of the other assets have estimated useful lives of three to five years. We review property, plant and equipment for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Recoverability of an asset “held-for-use” is determined by comparing the carrying amount of the asset to the undiscounted net cash flows expected to be generated from the use of the asset. If the carrying amount is greater than the undiscounted net cash flows expected to be generated by the asset, the asset’s carrying amount is reduced to its fair value. An asset “held-for-sale” is reported at the lower of the carrying amount or fair value less cost to sell.

Goodwill and Intangible Assets

Goodwill and Intangible Assets: Goodwill at December 31, 2012 and 2011 was $1,816.9 million and $1,762.6 million, respectively. Intangible assets at December 31, 2012 and 2011, net of accumulated amortization, were $287.6 million and $333.1 million, respectively. Goodwill and intangible assets with indefinite lives are not amortized, but are tested for impairment on an annual basis. We test goodwill for impairment at the reporting unit level (operating segment or one level below an operating segment) on an annual basis in the fourth quarter or more frequently if we believe indicators of impairment exist. Goodwill of a reporting unit is tested for impairment between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying amount. At December 31, 2012, our reporting units were one level below our operating segments. The performance of the impairment test involves a two-step process. The first step of the goodwill impairment test involves comparing the fair values of the applicable reporting units with their aggregate carrying values, including goodwill. We determine the fair value of our reporting units using the discounted cash flow methodology. The discounted cash flow methodology requires us to make key assumptions such as projected future cash flows, growth rates, terminal value and a weighted average cost of capital. If the carrying amount of a reporting unit exceeds the reporting unit’s fair value, we perform the second step of the goodwill impairment test to determine the amount of impairment loss. The second step of the goodwill impairment test involves comparing the implied fair value of the affected reporting unit’s goodwill with the carrying value of that goodwill.

Our indefinite-lived intangible assets consist of trade names and their values are assessed separately from goodwill in connection with our annual impairment testing. This assessment is made using the relief-from royalty method, under which the value of a trade name is determined based on a royalty that could be charged to a third party for using the trade name in question. The royalty, which is based on a reasonable rate applied against forecasted sales, is tax-effected and discounted to present value. The most significant assumptions in this evaluation include estimated future sales, the royalty rate and the after-tax discount rate.

Our finite-lived intangible assets are amortized over their estimated useful lives. Our finite-lived intangible assets are tested for recoverability whenever events or changes in circumstances such as reductions in demand or significant economic slowdowns are present on intangible assets used in operations that may indicate the carrying amount is not recoverable. Reviews are performed to determine whether the carrying value of an asset is recoverable, based on comparisons to undiscounted expected future cash flows. If this comparison indicates that the carrying value is not recoverable, the impaired asset is written down to fair value.

Other Assets

Other Assets: Other assets primarily include the unamortized balance of debt acquisition costs, assets held in non-qualified deferred compensation plans, and the unamortized balance of internally developed capitalized software and licensing agreements. The assets held in the non-qualified deferred compensation plans represent mutual funds invested in debt and equity securities and are classified as trading securities as employees have the ability to change the investment allocation of their deferred compensation at any time. These investments are reported at fair value with unrealized gains (losses) of $3.3 million, $(1.3) million and $2.9 million for the years ended December 31, 2012, 2011, and 2010, respectively, recognized currently within other income. The underlying obligation, recorded in other liabilities, is likewise reported at the investments’ fair value with adjustments recognized currently within compensation expense. Both the investments and the obligations are classified as non-current.

Income Taxes

Income Taxes: We file a consolidated United States income tax return. We use an asset and liability approach for the financial reporting of income taxes in accordance with Accounting Standards Codification Topic 740 Income Taxes (“ASC 740”). Deferred income taxes arise from temporary differences between financial and tax reporting. Income tax expense has been provided on the portion of foreign source income that we have determined will be repatriated to the United States. We record uncertain tax positions based on a two-step process, whereby (1) we determine whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position and (2) for those tax positions that meet the more likely than not recognition threshold, we would recognize the largest amount of tax benefit that is greater than fifty percent likely to be realized upon ultimate settlement with the related tax authority.

Other Long-Term Liabilities	Other Long-Term Liabilities: Other long-term liabilities primarily include liabilities held in non-qualified deferred compensation plans, uncertain tax positions and non-current deferred revenue.
Comprehensive Income

Comprehensive Income: Comprehensive income is composed of unrealized gains or losses on foreign currency translation adjustments arising from changes in exchange rates of our foreign subsidiaries. Assets and liabilities are translated at the exchange rates in effect on the balance sheet dates. The translation adjustment is included in comprehensive income, net of related tax expense. Also, the gain or loss on the effective portion of cash flow hedges (i.e., change in fair value) is initially reported as a component of comprehensive income. The remaining gain or loss is recognized in interest expense in the same period in which the cash flow hedge affects earnings. These are our only components of comprehensive income.

Stock Based Compensation

Stock Based Compensation: We are required to recognize expense related to the fair value of employee stock option awards and to measure the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award.

Recapitalization

Recapitalization: On October 24, 2006, we completed a recapitalization (the “recapitalization”) of the Company. Pursuant to such recapitalization, our publicly traded securities were cancelled in exchange for cash. The recapitalization was accounted for as a leveraged recapitalization, whereby the historical bases of our assets and liabilities were maintained.

Conversion

Conversion: On December 30, 2011, we completed the conversion of our outstanding Class L Common Stock into shares of Class A Common Stock (the “Conversion”) by filing amendments to our amended and restated certificate of incorporation (the “Charter Amendments”) with the Delaware Secretary of State. Upon the effectiveness of the filing of the Charter Amendments, each share of our outstanding Class L Common Stock was converted into 5.03625 shares of Class A Common Stock.

Prior to the Conversion, our equity investors (i.e., the Sponsors, the Founders and certain members of management) owned a combination of Class L and Class A shares (in strips of eight Class A shares and one Class L share per strip). Supplemental management incentive equity awards (restricted stock and option programs) were implemented with Class A shares/options only.

Reclassification of Common Stock

Reclassification of Common Stock:—On December 30, 2011, following the Conversion, all of the then outstanding shares of Class A Common Stock were reclassified as shares of Common Stock pursuant to the filing of the Charter Amendments (the “Reclassification”). Following the Reclassification, all shares of Common Stock share proportionately in dividends. The Charter Amendments also increased our number of authorized shares to nine hundred million (900,000,000) shares of Class A Common Stock and one hundred million (100,000,000) shares of Class L Common Stock. Following consummation of the Conversion and the Reclassification, we had one billion authorized shares of Common Stock.

As a result of the reclassification of Class A common stock to common stock, references to “Class A common stock” were changed to “common stock” for all periods presented.

Dividend

Dividend—On August 15, 2012, our Board of Directors declared a special cash dividend of $8.00 per share to be paid to stockholders of record as of August 15, 2012. In addition, dividend equivalents were credited to notional shares in deferred compensation accounts.

Foreign Currency and Translation of Foreign Subsidiaries

Foreign Currency and Translation of Foreign Subsidiaries: The functional currencies of the Company’s foreign operations are the respective local currencies. All assets and liabilities of the Company’s foreign operations are translated into U.S. dollars at fiscal period-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal period. The resulting translation adjustments are recorded as a component of stockholders’ equity and other comprehensive income. Foreign currency transaction gains or losses are recorded in the statement of operations.

Subsequent Events

Subsequent Events: In accordance with the provisions of Accounting Standards Codification 855, Subsequent Events (“ASC 855”), we have evaluated subsequent events and have disclosed the nature of those events in note 19. No subsequent events requiring recognition were identified and therefore none were incorporated into the consolidated financial statements presented herein.

Recent Accounting Pronouncements

Recent Accounting Pronouncements: In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U. S. GAAP and IFRS. The amendments in ASU 2011-04 change the wording used to describe many of the requirements in U. S. Generally Accepted Accounting Principles (“GAAP”) for measuring fair value and disclosing information about fair value measurements. Some of the amendments clarify FASB’s intent about the application of existing fair value measurement and disclosure requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. This guidance became effective for the Company January 1, 2012, and the adoption had no effect on our financial position, results of operations or cash flows.

In September 2011, the FASB issued ASU No. 2011- 08, Intangibles-Goodwill and Other (Topic 350) (ASU 2011-08), permitting entities the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. ASU No. 2011- 08 was effective for the Company January 1, 2012 and the adoption had no effect on our financial position, results of operations or cash flows.

In July 2012, the FASB issued ASU No. 2012-02, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment (ASU 2012-02), allowing entities the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. If the qualitative assessment indicates it is more-likely-than-not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, the quantitative impairment test is required. Otherwise, no testing is required. ASU 2012-02 is effective for the Company in the period beginning January 1, 2013 and the adoption is not expected to have an effect on our financial position, results of operations or cash flows.

Organization, Consolidation and Presentation of Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Class L common shares

A reconciliation of the Class L common shares for the year ended December 31, 2011 is presented below, in thousands:

2011
Beginning of period balance	$1,504,445
Accretion of Class L common stock priority return preference	171,567
Executive Deferred Compensation Plan activity	2,826
Purchase of Class L shares	(3,404)
Conversion of Class L common stock to Class A common stock	(1,675,434)

End of period balance	$—

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Acquisition

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the respective acquisition dates for HyperCube, PivotPoint, Contact One, WIPC, Unisfair, TFCC and POSTcti. The finite lived intangible assets are comprised of trade names, technology, non-competition agreements and customer relationships.

(Amounts in thousands)	HyperCube	PivotPoint	Contact One	WIPC	Unisfair	TFCC	POSTcti
Working Capital	$1,212	$231	$(390)	$4,635	$(3,011)	$1,080	$(1,255)
Property and equipment	10,114	307	56	1,484	339	3,304	18
Other assets, net	391	30	—	—	42	—	—
Intangible assets	19,110	10,791	2,785	48,610	10,960	17,250	3,859
Goodwill	49,723	11,542	5,189	79,538	15,216	18,870	11,221

Total assets acquired	80,550	22,901	7,640	134,267	23,546	40,504	13,843

Non-current deferred taxes	2,594	—	—	13,182	3,452	—	1,013
Long-term liabilities	50	—	—	1,047	—	—	8,537

Total liabilities assumed	2,644	—	—	14,229	3,452	—	9,550

Net assets acquired	$77,906	$22,901	$7,640	$120,038	$20,094	$40,504	$4,293

Summary of Unaudited Pro Forma Results of Operations

Assuming acquisitions made since January 1, 2011, occurred as of the beginning of the prior annual reporting periods presented, our unaudited pro forma results of operations for the years ended December 31, 2012, 2011 and 2010, respectively, would have been as follows, in thousands:

	2012	2011	2010
Revenue	$2,654,400	$2,598,695	$2,552,516
Net Income	$124,871	$121,895	$38,345
Earnings per common L share—basic		$17.18	$17.07
Earnings per common L share—diluted		$16.48	$16.37
Income (loss) per common share—basic	$2.00	$(4.56)	$(12.00)
Income (loss) per common share—diluted	$2.00	$(4.56)	$(12.00)

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Activity in Goodwill by Reporting Segments

The following table presents the activity in goodwill by reporting segment for the years ended December 31, 2012 and 2011, in thousands:

	Unified	Communication
	Communications	Services	Consolidated
Balance at January 1, 2011	$843,558	$823,513	$1,667,071
Accumulated impairment losses	—	(37,675)	(37,675)

Net balance at January 1, 2011	843,558	785,838	1,629,396
Acquisitions	124,989	16,839	141,828
Acquisition accounting adjustments	—	(3,023)	(3,023)
Foreign currency translation adjustment	(5,565)	(1)	(5,566)

Balance at December 31, 2011	962,982	837,328	1,800,310

Accumulated impairment losses	—	(37,675)	(37,675)

Net balance at December 31, 2011	962,982	799,653	1,762,635
Acquisitions	—	49,723	49,723
Acquisition accounting adjustments	970	43	1,013
Foreign currency translation adjustment	3,383	97	3,480

Balance at December 31, 2012	967,335	887,191	1,854,526
Accumulated impairment losses	—	(37,675)	(37,675)

Balance at December 31, 2012	$967,335	$849,516	$1,816,851

Summary of Major Intangible Assets and Weighted Average Amortization Periods

Below is a summary of the major intangible assets and weighted average amortization periods for each identifiable intangible asset, in thousands:

	As of December 31, 2012			Weighted Average
Intangible assets	Acquired Cost	Accumulated Amortization	Net Intangible Assets	Amortization Period (Years)
Client Relationships	$544,273	$(382,359)	$161,914	9.5
Technology & Patents	120,606	(57,768)	62,838	8.7
Trade names	47,110	—	47,110	Indefinite
Trade names (finite-lived)	27,319	(16,760)	10,559	4.3
Other intangible assets	15,898	(12,647)	3,251	4.3

Total	$755,206	$(469,534)	$285,672

	As of December 31, 2011			Weighted Average
Intangible assets	Acquired Cost	Accumulated Amortization	Net Intangible Assets	Amortization Period (Years)
Client Relationships	$538,154	$(341,236)	$196,918	9.2
Technology & Patents	131,446	(61,098)	70,348	10.3
Trade names	47,110	—	47,110	Indefinite
Trade names (finite-lived)	26,690	(12,423)	14,267	4.3
Other intangible assets	14,452	(9,948)	4,504	4.6

Total	$757,852	$(424,705)	$333,147

Estimated Future Annual Amortization Expense for Intangible Assets

respectively. Estimated amortization expense in millions for the next five years for the intangible assets acquired in all acquisitions completed by us on or prior to December 31, 2012 is as follows:

2013	$53.7 million
2014	$43.5 million
2015	$34.9 million
2016	$25.9 million
2017	$19.8 million

Summary of Finite-Lived Intangible Assets Acquired in Acquisitions

The following table summarizes the finite-lived intangible assets acquired in the acquisitions made since January 1, 2011:

(Amounts in thousands)	Customer Relationships	Technology	Non-Compete Agreements	Trade Names	Total	Amortization Period (Years)	Amortization recorded in
							2012	2011
2012 Acquisition:
HyperCube	$13,800	$4,300	$450	$560	$19,110	3 to 19	$7,873	$—
2011 Acquisitions:
PivotPoint	$8,500	$2,121	$170	$—	$10,791	1.5 to 10	$1,859	$1,371
Contact One	1,500	1,000	220	65	2,785	3 to 10	529	164
WIPC	29,400	15,400	2,650	1,160	48,610	1.5 to 15	6,768	3,420
Unisfair	2,700	8,000	—	260	10,960	3 to 10	1,606	1,889
TFCC	13,600	2,250	690	710	17,250	5 to 15	2,212	1,791
POSTcti	1,767	1,445	37	610	3,859	3 to 10	736	722

	$71,267	$34,516	$4,217	$3,365	$113,365		$21,583	$9,357

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and equipment at cost

Property and equipment, at cost, in thousands, consisted of the following as of:

	December 31,
	2012	2011
Land and improvements	$8,209	$8,209
Buildings	103,869	101,972
Telephone and computer equipment	881,886	808,047
Office furniture and equipment	67,377	64,963
Leasehold improvements	106,021	107,906
Construction in progress	42,511	41,973

	$1,209,873	$1,133,070

Future minimum payments under non-cancelable operating leases

Future minimum payments under non-cancelable operating leases with initial or remaining terms of one year or more, in thousands, are as follows:

Year Ending December 31,	Non- Related Party Operating Leases	Related Party Operating Lease	Total Operating Leases
2013	$35,158	$365	$35,523
2014	28,249	365	28,614
2015	18,829	365	19,194
2016	11,181	365	11,546
2017	9,731	305	10,036
2018 and thereafter	23,379	—	23,379

Total minimum obligations	$126,527	$1,765	$128,292

Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accrued expenses

Accrued expenses, in thousands, consisted of the following as of:

	December 31,
	2012	2011
Deferred revenue and customer deposits, net of long-term deferred revenue of $33,286 and $4,463	$93,144	$78,173
Accrued wages	47,240	54,259
Interest payable	39,868	47,724
Accrued other taxes (non-income related)	38,608	37,980
Accrued phone	36,105	27,500
Accrued employee benefit costs	11,414	12,763
Accrued lease expense	8,392	7,211
Income taxes payable	4,336	17,997
Interest rate hedge position	2,346	5,194
Other current liabilities	30,843	34,635

	$312,296	$323,436

Long-Term Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt is Carried at Amortized Cost Long-Term Obligations

Long-term obligations, in thousands, consisted of the following as of:

	December 31,
	2012	2011
Senior Secured Term Loan Facility, repaid in 2012	$—	$448,434
Senior Secured Term Loan Facility, due 2016	1,452,506	1,467,931
11% Senior Subordinated Notes, due 2016	450,000	450,000
Senior Secured Term Loan Facility, due 2018	965,150	—
8 5/8% Senior Notes, due 2018	500,000	500,000
7 7/8% Senior Notes, due 2019	650,000	650,000

	4,017,656	3,516,365

Less: current maturities	(25,125)	(15,425)

Long-term obligations	$3,992,531	$3,500,940

Future maturities of long-term debt	Future maturities of long-term debt, in thousands, were:

Year Ending December 31,	Amount
2013	$25,125
2014	$25,125
2015	$25,125
2016	$1,865,927
2017	$9,700
Thereafter	$2,066,654

Subordinated Notes

2016 Senior Subordinated Notes

Year	Percentage
2012	103.667
2013	101.833
2014 and thereafter	100.000

2018 Senior Notes

Year	Percentage
2014	104.313
2015	102.156
2016 and thereafter	100.000

2019 Senior Notes

Year	Percentage
2014	103.938
2015	101.969
2016 and thereafter	100.000

Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Our Derivatives and Consolidated Balance Sheet Location

The following table presents, in thousands, the fair value of the Company’s derivatives and consolidated balance sheet location.

	Liability Derivatives
	2012		2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
Interest rate swaps	Accrued expenses	$2,346	Accrued expenses	$5,194
Interest rate swaps	Other long-term liabilities	—	Other long-term liabilities	1,911

		$2,346		$7,105

Impact of Interest Rate Swaps on Consolidated Statement of Operations

The following presents, in thousands, the impact of interest rate swaps on the consolidated statements of operations for 2012, 2011 and 2010, respectively.

Derivatives designated as hedging instruments	Amount of gain (loss) recognized in OCI for the years ended December 31,			Amount of gain (loss) recognized in earnings on hedges (ineffective portion) for the years ended December 31,
	2012	2011	2010	2012	2011	2010
Interest rate swaps	$2,950	$7,260	$(4,602)	$—	$202	$179

Location of (gain) loss reclassified from OCI into net income				Amount of gain (loss) reclassified from OCI into earnings for the years ended December 31,
				2012	2011	2010
Interest expense				$(6,910)	$(5,188)	$—

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income (loss) Before Income Taxes

For financial reporting purposes, income (loss) before income taxes includes the following components:

	Year Ended December 31,
	2012	2011	2010
Income (loss) before income taxes:
United States	$69,363	$57,339	$(12,202)
Foreign	138,246	147,188	132,982

	$207,609	$204,527	$120,780

Components of Income Tax Expense

Components of income tax expense, in thousands, were as follows:

	Year Ended December 31,
	2012	2011	2010
Current income tax expense:
Federal	$41,113	$3,456	$8,174
State	6,302	5,321	3,547
Foreign	33,335	44,541	27,918

	80,750	53,318	39,639

Deferred income tax expense (benefit):
Federal	(5,688)	26,183	14,290
State	(488)	2,750	1,225
Foreign	7,494	(5,217)	5,322

	1,318	23,716	20,837

Total income tax expense	$82,068	$77,034	$60,476

Reconciliation of Income Tax Expense Computed at Statutory Tax Rates Compared to Effective Tax Rates

A reconciliation of income tax expense computed at statutory tax rates compared to effective income tax rates was as follows:

	Year Ended December 31,
	2012	2011	2010
Statutory rate	35.0%	35.0%	35.0%
Foreign items	5.1%	3.6%	1.2%
State income taxes, net of Federal benefit	2.0%	1.6%	2.1%
Change in valuation allowance	-1.7%	-2.6%	0.0%
Federal tax credits	-0.9%	-1.0%	-1.6%
Non-deductible meals	0.3%	0.2%	0.4%
Uncertain tax positions	0.2%	-0.6%	1.3%
Goodwill impairment	0.0%	0.0%	11.2%
Share based compensation	0.0%	1.9%	0.0%
Other	-0.5%	-0.4%	0.5%

	39.5%	37.7%	50.1%

Components of Deferred Taxes

Significant temporary differences between reported financial and taxable earnings that give rise to deferred income tax assets and liabilities, in thousands, were as follows:

	Year Ended December 31,
	2012	2011
Deferred income tax assets:
Net operating loss carryforwards	$126,556	$136,159
Benefit plans	27,691	22,248
Accrued expenses	12,260	16,292
Tax credits	12,327	13,022
Interest rate hedge activities	1,125	2,934
Reserves not currently deductible for tax purposes	6,078	9,700
Allowance for doubtful accounts	2,478	2,937
Foreign currency translation	1,867	3,373
Other	12,336	3,253

Gross deferred income tax assets	202,718	209,918

Less valuation allowance	(112,626)	(114,686)

Total deferred income tax assets	$90,092	$95,232

Deferred income tax liabilities:
Acquired intangibles amortization	$140,109	$142,235
Excess tax depreciation over financial depreciation	36,264	32,135
International earnings	27,080	27,097
Prepaid expenses	5,889	5,218

Total deferred income tax liabilities	209,342	206,685

Net deferred income tax liability	$119,250	$111,453

Deferred income tax assets / liabilities included in the balance sheet are:
Deferred income tax asset—current	$13,148	$10,068
Deferred income tax liability—long-term	132,398	121,521

Net deferred income taxes	$119,250	$111,453

Summary of Activity Related to Unrecognized Tax Benefits

The following summarizes the activity related to our unrecognized tax benefits recorded in accordance with ASC 740-10 in 2012, 2011 and 2010, in thousands:

Balance at January 1, 2010	$17,940
Increases for positions taken in current year	4,283
Decrease due to settlements with taxing authorities	(539)
Expiration of the statute of limitations for the assessment of taxes	(2,248)

Balance at December 31, 2010	19,436
Increases for positions taken in current year	3,680
Decreases for positions taken in prior years	(3,817)
Decrease due to settlements with taxing authorities	(2,309)

Balance at December 31, 2011	16,990
Increases for positions taken in current year	2,502
Decreases for positions taken in prior years	(4,533)
Decrease due to settlements with taxing authorities	(168)
Expiration of the statute of limitations for the assessment of taxes	(801)

Balance at December 31, 2012	$13,990

Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis, in thousands, are summarized below:

	Fair Value Measurement at December 31, 2012 Using:
Description	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets / Liabilities at Fair Value
Assets

Trading securities	$46,144	$46,144	$—	$—	$46,144

Liabilities

Interest rate swaps	$2,346	$—	$2,346	$—	$2,346

	Fair Value Measurement at December 31, 2011 Using:
Description	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets / Liabilities at Fair Value
Assets

Trading securities	$29,535	$29,535	$—	$—	$29,535

Liabilities

Interest rate swaps	$7,105	$—	$7,105	$—	$7,105

Employee Benefits and Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock Option Activity Under Executive Incentive Plan

The following table presents the stock option activity under the EIP for the years ended December 31, 2012, 2011 and 2010, respectively:

		Options Outstanding
	Options Available for Grant	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2010	56,793	312,688	$19.36
Granted	(29,375)	29,375	72.32
Canceled	14,263	(14,263)	25.76
Exercised	—	(9,800)	16.00

Balance at December 31, 2010	41,681	318,000	24.00
Granted	(20,000)	20,000	84.80
Canceled	12,688	(12,688)	50.96
Exercised	—	(9,750)	16.40
December, 2011 amendment to the Plan	3,394,892	—	—

Balance at December 31, 2011	3,492,260	315,563	27.04
Granted	(2,615,000)	2,615,000	27.52
Canceled	36,188	(36,188)	37.68
Exercised	—	(23,963)	14.00

Balance at December 31, 2012	850,448	2,870,413	$27.44

Summary of Information on Options Granted Under Executive Incentive Plan

The following table summarizes the information on the options granted under the EIP at December 31, 2012:

Outstanding				Exercisable
Range of Exercise Prices	Number of Options	Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
$13.12	189,100	3.94	$13.12	189,100	$13.12
$25.52	1,943,906	9.25	$25.52	—	—
$28.88	24,688	6.00	$28.88	19,750	$28.88
$33.52	647,969	9.25	$33.52	647,969	$33.52
$50.88	25,625	5.08	$50.88	20,500	$50.88
$72.32	24,125	7.33	$72.32	9,650	$72.32
$84.80	15,000	8.08	$84.80	3,000	$84.80

$13.12 - $84.80	2,870,413	8.81	$27.44	889,969	$30.08

Executive Management Rollover Options

Executive Management Rollover Options		Options Outstanding
	Options Available for Grant	Number of Shares	Weighted Average Exercise Price

Balance at January 1, 2010	2	36,932	$266.64
Exercised	—	(1,016)	264.00

Balance at December 31, 2010	2	35,916	266.72
Exercised	—	(2,372)	256.64
Conversion and reclassification	101	1,586,290	(261.90)

Balance at December 31, 2011	103	1,619,834	5.54
Exercised	—	(1,332,256)	5.55

Balance at December 31, 2012	103	287,578	$5.47

Estimated Fair Value of EIP Option Awards on Grant Date Using Black - Scholes Option

The following table summarizes the outstanding and exercisable information on management rollover options granted under the EIP at December 31, 2012:

Outstanding and Exercisable
Number of Options	Average Remaining Contractual Life (years)	Weighted Average Exercise Price
287,578	1.46	$5.47

Outstanding and Exercisable Information On Executive Management Rollover Options Granted under EIP

The following table summarizes the information on the restricted stock granted under the EIP at December 31, 2012:

Outstanding			Vested
Range of Grant Prices	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
$ 11.44	907,652	$11.44	899,319	$11.44
$ 28.88	3,125	$28.88	625	$28.88
$ 50.88	8,750	$50.88	2,333	$50.88
$ 72.32	50,313	$72.32	10,041	$72.32

$11.44 - $72.32	969,839	$14.80	912,318	$14.88

Restricted Stock activity under the EIP

Restricted Stock activity under the EIP for 2012, 2011 and 2010 are set forth below:

		Restricted Stock Outstanding
	Restricted Stock Available for Grant	Number of Shares	Weighted Average Grant Date Fair Value

Balance at January 1, 2010	10,742	1,013,333	$15.04
Granted	(313)	313	72.32
Canceled	18,334	(18,334)	24.00
Purchased as treasury shares	—	(3,541)	16.08

Balance at December 31, 2010	28,763	991,770	14.80
Purchased as treasury shares	—	(1,096)	11.44

Balance at December 31, 2011	28,763	990,674	14.80
Canceled	20,834	(20,834)	11.44

Balance at December 31, 2012	49,597	969,839	$14.88

Restricted Stock
Outstanding and Exercisable Information On Executive Management Rollover Options Granted under EIP

	2012 Grant as modified
	Accelerated Vesting	Reduced Exercise Price	Initial 2012 grant	2011
Risk-free interest rate	0.63%	0.86%	1.35%	1.87%
Dividend yield	0.0%	0.0%	0.0%	0.0%
Expected volatility	36.9%	35.1%	34.7%	33.2%
Expected life (years)	4.83	6.15	6.3	6.5

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Diluted earnings per common share

granted. Diluted earnings per common share assumes the exercise of stock options using the treasury stock method.

	Year Ended December 31,
(Amount in thousands)	2011	2010
Net income	$127,493	$60,304
Less: accretion of Class L Shares	171,567	170,265
Net loss attributable to common stock	(44,074)	(109,961)
Income attributable to Class L Shares (1)	171,567	170,265

(1)	Prior to the Conversion, the Class L shareholders were allocated their priority return which is equivalent to the accretion, while any losses were allocated to common shareholders as the Class L shareholders did not have a contractual obligation to share in losses.

Weighted Average Number of Shares Outstanding

	Year Ended December 31,
(Amounts in thousands, except per share amounts)	2012	2011	2010
Earnings (loss) per common share:
Basic Class L		$17.18	$17.07
Basic common	$2.04	$(4.01)	$(10.00)

Diluted Class L		$16.48	$16.37
Diluted common	$1.98	$(4.01)	$(10.00)

Weighted average number of shares outstanding:
Basic Class L		9,984	9,975
Basic common	61,528	10,989	10,994

Dilutive impact of stock options:

Class L shares		424	424
Common shares	1,995	—	—

Diluted Class L shares		10,408	10,399
Diluted common shares	63,523	10,989	10,994

Computation of unaudited pro forma basic and diluted earnings per share

The following table sets forth the computation of unaudited pro forma basic and diluted earnings per share.

	Year ended December 31, 2012
(Amounts in thousands)	Basic	Diluted
Net income	$125,541	$125,541
Pro forma weighted average number of common shares:
Weighted average number of common shares	61,528	63,523
Shares issued in offering necessary to pay dividend	16,404	16,404

Pro forma weighted average number of common shares	77,932	79,927

Pro forma earnings per common share	$1.61	$1.57

Business Segments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Information of Business Segments

Communication Services, including emergency communications, automated call processing, telephony / interconnect services and agent-based services.

	For the year ended December 31,
	2012	2011	2010
Revenue:
Unified Communications	$1,451,301	$1,364,032	$1,220,216
Communication Services	1,198,320	1,137,900	1,173,945
Intersegment eliminations	(11,597)	(10,607)	(5,950)

Total	$2,638,024	$2,491,325	$2,388,211

Depreciation and Amortization
(Included in Operating Income):
Unified Communications	$88,253	$85,566	$87,278
Communication Services	94,169	86,342	83,052

Total	$182,422	$171,908	$170,330

Operating Income:
Unified Communications	$384,565	$363,226	$320,411
Communication Services	93,610	104,902	99,770

Total	$478,175	$468,128	$420,181

Capital Expenditures:
Unified Communications	$63,236	$61,063	$51,077
Communication Services	55,519	46,952	50,515
Corporate	9,674	12,107	20,457

Total	$128,429	$120,122	$122,049

	As of December 31,
	2012	2011	2010
Assets:
Unified Communications	$1,629,019	$1,620,444	$1,401,242
Communication Services	1,437,695	1,379,125	1,375,643
Corporate	381,439	227,949	228,365

Total	$3,448,153	$3,227,518	$3,005,250

Geographic Information by Organizational Region

Geographic information by organizational region, in thousands, is noted below.

	2012	2011	2010
Revenue:
Americas—United States	$2,149,971	$2,018,179	$1,979,372
Europe, Middle East & Africa (EMEA)	296,705	292,397	263,603
Asia-Pacific	168,046	154,238	125,267
Americas—Other	23,302	26,511	19,969

Total	$2,638,024	$2,491,325	$2,388,211

	As of December 31,
	2012	2011	2010
Long-Lived Assets:
Americas—United States	$2,446,090	$2,373,428	$2,192,157
Europe, Middle East & Africa (EMEA)	210,902	206,598	210,689
Asia-Pacific	27,787	21,599	19,646
Americas—Other	2,282	4,107	5,731

Total	$2,687,061	$2,605,732	$2,428,223

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Information About Cash Flows

The following table summarizes, in thousands, supplemental information about our cash flows for the years ended December 31, 2012, 2011 and 2010:

	Years Ended December 31,
	2012	2011	2010
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	$262,216	$243,825	$231,698
Cash paid for redemption call premium on 2014 Senior Notes	$—	$—	$32,759
Cash paid for income taxes, net of $5,546, $ 8,069 and $1,033 for refunds in 2012, 2011 and 2010	$82,407	$28,934	$28,439
SUPPLEMENTAL DISCLOSURE OF CASH INVESTING ACTIVITIES:
Collections applied to principal of portfolio receivables	$—	$—	$13,739
SUPPLEMENTAL DISCLOSURE OF CASH FINANCING ACTIVITIES:
Payments of portfolio notes payable	$—	$—	$686
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING ACTIVITIES:
Acquisition of property through accounts payable commitments	$18,471	$15,531	$13,322
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITIES:
Net settlement of stock options exercised	$9,405	$—	$—
Net settlement of shares issued from the deferred compensation plan	$2,231	$—	$—
Conversion of Class L common shares to Class A common shares	$—	$1,675,434	$—
Stock and stock options exchanged in cashless exercises of stock options	$—	$1,688	$—

Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Unaudited Quarterly Results of Operations

The following is the summary of the unaudited quarterly results of operations for the two years ended December 31, 2012 and 2011, in thousands.

	Three Months Ended				Year Ended December 31, 2012
	March 31, 2012	June 30, 2012	September 30, 2012 (1)	December 31, 2012
Revenue	$639,062	$661,895	$656,896	$680,171	$2,638,024
Cost of services	291,702	307,286	307,699	317,772	1,224,459

Gross Profit	347,360	354,609	349,197	362,399	1,413,565
SG&A	233,118	233,110	231,905	237,257	935,390

Operating income	114,242	121,499	117,292	125,142	478,175

Net income	$34,044	$36,694	$22,096	$32,707	$125,541

	Three Months Ended				Year Ended December 31, 2011
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011(2)
Revenue	$610,818	$622,820	$632,803	$624,884	$2,491,325
Cost of services	271,603	276,220	284,406	281,060	1,113,289

Gross Profit	339,215	346,600	348,397	343,824	1,378,036
SG&A	220,408	223,849	216,450	249,201	909,908

Operating income	118,807	122,751	131,947	94,623	468,128

Net income	$34,580	$34,378	$37,347	$21,188	$127,493

(1)	Results of operations in the third quarter of 2012 were affected by a pre-tax $10.0 million expense associated with the dividend equivalent attributed to participants in our Deferred Compensation Plan, $8.3 million of additional share based compensation associated with the dividend and $10.3 million of additional interest expense incurred with the refinancing for the additional borrowings of approximately $521.6 million due to the dividends declared and dividend equivalents paid in August 2012.
(2)	Results of operations in the fourth quarter of 2011 were affected by a pre-tax $18.5 million share based compensation expense for the modification of vesting criteria of restricted stock grants. $12.1 million was not deductible for tax purposes.

Financial Information for Subsidiary Guarantor and Subsidiary Non- Guarantor (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Statements of Comprehensive Income

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

(AMOUNTS IN THOUSANDS)

	Year Ended December 31, 2012
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
REVENUE	$—	$2,082,225	$555,799	$—	$2,638,024
COST OF SERVICES	—	984,870	239,589	—	1,224,459
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	17,040	765,167	153,183	—	935,390

OPERATING INCOME (LOSS)	(17,040)	332,188	163,027	—	478,175
OTHER INCOME (EXPENSE):
Interest Expense, net of income	(180,090)	(109,346)	17,893	—	(271,543)
Subsidiary Income	262,313	125,429	—	(387,742)	—
Other, net	5,610	16,776	(21,409)	—	977

Other (expense) income	87,833	32,859	(3,516)	(387,742)	(270,566)

INCOME BEFORE INCOME TAX EXPENSE	70,793	365,047	159,511	(387,742)	207,609
INCOME TAX EXPENSE (BENEFIT)	(54,748)	104,630	32,186	—	82,068

NET INCOME	125,541	260,417	127,325	(387,742)	125,541

Foreign currency translation adjustments, net of tax of $(3,650)	5,955	—	5,955	(5,955)	5,955
Reclassification of a cash flow hedge into earnings, net of tax of $2,626	(4,284)	—	—	—	(4,284)
Unrealized gain on cash flow hedges, net of tax of $(4,434)	7,234	—	—	—	7,234

Comprehensive income	$134,446	$260,417	$133,280	$(393,697)	$134,446

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

(AMOUNTS IN THOUSANDS)

	Year Ended December 31, 2011
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
REVENUE	$—	$1,970,681	$520,644	$—	$2,491,325
COST OF SERVICES	—	897,639	215,650	—	1,113,289
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	19,927	733,967	156,014	—	909,908

OPERATING INCOME (LOSS)	(19,927)	339,075	148,980	—	468,128
OTHER INCOME (EXPENSE):
Interest Expense, net of income	(165,856)	(117,986)	14,426	—	(269,416)
Subsidiary Income	270,245	121,029	—	(391,274)	—
Other, net	1,457	17,197	(12,839)	—	5,815

Other (expense) income	105,846	20,240	1,587	(391,274)	(263,601)

INCOME BEFORE INCOME TAX EXPENSE	85,919	359,315	150,567	(391,274)	204,527
INCOME TAX EXPENSE (BENEFIT)	(41,574)	89,986	28,622	—	77,034

NET INCOME	127,493	269,329	121,945	(391,274)	127,493

Foreign currency translation adjustments, net of tax of $(11,176)	(18,234)	—	(18,234)	18,234	(18,234)
Reclassification of a cash flow hedge into earnings, net of tax of $(3,180)	5,188	—	—	—	5,188
Unrealized gain (loss) on cash flow hedges, net of tax of $(4,450)	7,260	—	—	—	7,260

Comprehensive income	$121,707	$269,329	$103,711	$(373,040)	$121,707

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

(AMOUNTS IN THOUSANDS)

	Year Ended December 31, 2010
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
REVENUE	$—	$1,945,300	$442,911	$—	$2,388,211
COST OF SERVICES	—	883,559	173,449	—	1,057,008
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	4,707	768,656	137,659	—	911,022

OPERATING INCOME (LOSS)	(4,707)	293,085	131,803	—	420,181
OTHER INCOME (EXPENSE):
Interest Expense, net of income	(157,501)	(105,042)	10,074	—	(252,469)
Refinancing Expense	(52,804)	—	—	—	(52,804)
Subsidiary Income	192,854	91,665	—	(284,519)	—
Other, net	6,267	8,726	(9,121)	—	5,872

Other (expense) income	(11,184)	(4,651)	953	(284,519)	(299,401)

INCOME BEFORE INCOME TAX EXPENSE	(15,891)	288,434	132,756	(284,519)	120,780
INCOME TAX EXPENSE (BENEFIT)	(76,195)	96,617	40,054	—	60,476

NET INCOME	60,304	191,817	92,702	(284,519)	60,304

Foreign currency translation adjustments, net of tax of $3,014	(4,918)	—	(4,918)	4,918	(4,918)
Unrealized loss on cash flow hedges, net of tax of $2,821	(4,602)	—	—	—	(4,602)

Comprehensive income	$50,784	$191,817	$87,784	$(279,601)	$50,784

Condensed Consolidating Balance Sheet

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

(AMOUNTS IN THOUSANDS)

	December 31, 2012
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$106,010	$1,821	$71,280	$—	$179,111
Trust cash	—	14,518	—	—	14,518
Accounts receivable, net	—	67,959	376,452	—	444,411
Intercompany receivables	—	828,896	—	(828,896)	—
Deferred income taxes receivable	99,976	11,621	10,088	(108,537)	13,148
Prepaid assets	9,857	25,890	6,382	—	42,129
Other current assets	11,403	44,439	11,933	—	67,775

Total current assets	227,246	995,144	476,135	(937,433)	761,092
Property and equipment, net	70,210	249,523	45,163	—	364,896
INVESTMENT IN SUBSIDIARIES	1,477,884	373,665	—	(1,851,549)	—
GOODWILL	—	1,637,725	179,126	—	1,816,851
INTANGIBLES, net	—	249,112	36,560	—	285,672
OTHER ASSETS	126,873	88,491	4,278	—	219,642

TOTAL ASSETS	$1,902,213	$3,593,660	$741,262	$(2,788,982)	$3,448,153

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
CURRENT LIABILITIES:
Accounts payable	$14,627	$84,579	$21,041	$—	$120,247
Intercompany payables	550,799	—	278,097	(828,896)	—
Accrued expenses	48,524	319,480	52,829	(108,537)	312,296
Current maturities of long-term debt	8,677	16,448	—	—	25,125

Total current liabilities	622,627	420,507	351,967	(937,433)	457,668
LONG-TERM OBLIGATIONS, less current maturities	2,426,293	1,566,238	—	—	3,992,531
DEFERRED INCOME TAXES	40,457	81,440	10,501	—	132,398
OTHER LONG-TERM LIABILITIES	62,522	49,207	3,513	—	115,242
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	(1,249,686)	1,476,268	375,281	(1,851,549)	(1,249,686)

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$1,902,213	$3,593,660	$741,262	$(2,788,982)	$3,448,153

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

(AMOUNTS IN THOUSANDS)

	December 31, 2011
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$10,503	$—	$89,572	$(6,239)	$93,836
Trust cash	—	16,446	—	—	16,446
Accounts receivable, net	—	50,480	363,333	—	413,813
Intercompany receivables	—	837,464	—	(837,464)	—
Deferred income taxes receivable	73,709	13,034	462	(77,137)	10,068
Prepaid assets	3,222	25,232	8,588	—	37,042
Other current assets	5,089	42,089	3,403	—	50,581

Total current assets	92,523	984,745	465,358	(920,840)	621,786
Property and equipment, net	73,105	243,170	34,580	—	350,855
INVESTMENT IN SUBSIDIARIES	1,460,108	351,329	—	(1,811,437)	—
GOODWILL	—	1,586,988	175,647	—	1,762,635
INTANGIBLES, net	—	283,807	49,340	—	333,147
OTHER ASSETS	98,673	58,378	2,044	—	159,095

TOTAL ASSETS	$1,724,409	$3,508,417	$726,969	$(2,732,277)	$3,227,518

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
CURRENT LIABILITIES:
Accounts payable	$5,001	$68,317	$12,360	$(6,239)	$79,439
Intercompany payables	572,554	—	264,910	(837,464)	—
Accrued expenses	70,680	260,490	69,403	(77,137)	323,436
Current maturities of long-term debt	2,354	13,071	—	—	15,425

Total current liabilities	650,589	341,878	346,673	(920,840)	418,300
LONG-TERM OBLIGATIONS, less current maturities	1,890,134	1,610,806	—	—	3,500,940
DEFERRED INCOME TAXES	22,766	84,918	13,837	—	121,521
OTHER LONG-TERM LIABILITIES	57,333	16,299	9,538	—	83,170
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	(896,413)	1,454,516	356,921	(1,811,437)	(896,413)

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$1,724,409	$3,508,417	$726,969	$(2,732,277)	$3,227,518

Condensed Consolidating Statements of Cash Flows

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

(AMOUNTS IN THOUSANDS)

	Year Ended December 31, 2012
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
NET CASH FLOWS FROM OPERATING ACTIVITIES:	$—	$190,921	$127,995	$—	$318,916

CASH FLOWS FROM INVESTING ACTIVITIES:
Business acquisitions	—	(77,204)	(60)	—	(77,264)
Purchase of property and equipment	(9,674)	(90,268)	(25,547)	—	(125,489)
Other	—	(163)	1,294	—	1,131

Net cash flows from investing activities	(9,674)	(167,635)	(24,313)	—	(201,622)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from new term loan facility	335,038	634,962	—	—	970,000
Payment on term loan facility	(68,476)	(379,958)	—	—	(448,434)
Dividends paid	(510,634)	—	—	—	(510,634)
Payments of long-term revolving credit obligations	(133,300)	—	(172,500)	—	(305,800)
Proceeds from issuance of long-term revolving credit obligations	133,300	—	172,500	—	305,800
Debt issuance costs	(27,566)	—	—	—	(27,566)
Principal payments of long-term obligations	(5,516)	(14,758)	—	—	(20,274)
Payments of capital lease obligations	—	(27)	(16)	—	(43)
Repurchase of common stock	(1,488)	—	—	—	(1,488)
Proceeds from stock options exercised including excess tax benefits	5,309	—	—	—	5,309

Net cash flows from financing activities	(273,333)	240,219	(16)	—	(33,130)

Intercompany	378,514	(261,684)	(123,069)	6,239	—
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	—	—	1,111	—	1,111
NET CHANGE IN CASH AND CASH EQUIVALENTS	95,507	1,821	(18,292)	6,239	85,275
CASH AND CASH EQUIVALENTS, Beginning of period	10,503	—	89,572	(6,239)	93,836

CASH AND CASH EQUIVALENTS, End of period	$106,010	$1,821	$71,280	$—	$179,111

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

(AMOUNTS IN THOUSANDS)

	Year Ended December 31, 2011
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
NET CASH FLOWS FROM OPERATING ACTIVITIES:	$—	$306,897	$47,529	$(6,239)	$348,187

CASH FLOWS FROM INVESTING ACTIVITIES:
Business acquisitions	—	(185,845)	(25,794)	—	(211,639)
Purchase of property and equipment	(12,107)	(89,099)	(16,707)	—	(117,913)
Other	—	99	12	—	111

Net cash flows from investing activities	(12,107)	(274,845)	(42,489)	—	(329,441)

CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of long-term revolving credit obligations	(524,300)	—	(262,000)	—	(786,300)
Proceeds from issuance of long-term revolving credit obligations	524,300	—	262,000	—	786,300
Debt issuance costs	(770)	—	(259)	—	(1,029)
Principal payments of long-term obligations	(5,327)	(11,874)	—	—	(17,201)
Payments of capital lease obligations	(849)	(58)	(38)	—	(945)
Repurchase of common stock	(5,845)	—	—	—	(5,845)
Proceeds from stock options exercised including excess tax benefits	1,840	—	—	—	1,840

Net cash flows from financing activities	(10,951)	(11,932)	(297)	—	(23,180)

Intercompany	33,561	(20,120)	(18,033)	4,592	—
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	—	—	477	—	477
NET CHANGE IN CASH AND CASH EQUIVALENTS	10,503	—	(12,813)	(1,647)	(3,957)
CASH AND CASH EQUIVALENTS, Beginning of period	—	—	102,385	(4,592)	97,793

CASH AND CASH EQUIVALENTS, End of period	$10,503	$—	$89,572	$(6,239)	$93,836

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

(AMOUNTS IN THOUSANDS)

	Year Ended December 31, 2010
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
NET CASH FLOWS FROM OPERATING ACTIVITIES:	$—	$239,307	$78,114	$(4,592)	$312,829

CASH FLOWS FROM INVESTING ACTIVITIES:
Business acquisitions	—	(23,746)	(9,750)	—	(33,496)
Purchase of property and equipment	(20,457)	(83,403)	(14,331)	—	(118,191)
Collections applied to principal of portfolio receivables	—	13,739	—	—	13,739
Other	—	52	—	—	52

Net cash flows from investing activities	(20,457)	(93,358)	(24,081)	—	(137,896)

CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of long-term obligations	(1,327,781)	—	(47,000)	—	(1,374,781)
Proceeds from issuance of long-term obligations	1,254,850	—	47,000	—	1,301,850
Debt issuance costs	(31,083)	—	—	—	(31,083)
Principal payments of long-term obligations	(7,688)	(19,059)	—	—	(26,747)
Payments of capital lease obligations	(2,005)	(52)	(58)	—	(2,115)
Repurchase of common stock	(970)	—	—	—	(970)
Proceeds from stock options exercised including excess tax benefits	897	—	—	—	897
Payments of portfolio notes payable	—	(686)	—	—	(686)
Other	(16)	—	—	—	(16)

Net cash flows from financing activities	(113,796)	(19,797)	(58)	—	(133,651)

Intercompany	131,904	(126,152)	(16,015)	10,263	—
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	—	—	(2,557)	—	(2,557)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(2,349)	—	35,403	5,671	38,725
CASH AND CASH EQUIVALENTS, Beginning of period	2,349	—	66,982	(10,263)	59,068

CASH AND CASH EQUIVALENTS, End of period	$—	$—	$102,385	$(4,592)	$97,793

Organization, Consolidation and Presentation of Financial Statements - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended				12 Months Ended					12 Months Ended
	Aug. 15, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 30, 2011	Dec. 31, 2010	Dec. 31, 2012 Deferred Compensation Plan Mutual Fund Investments	Dec. 31, 2011 Deferred Compensation Plan Mutual Fund Investments	Dec. 31, 2010 Deferred Compensation Plan Mutual Fund Investments	Dec. 30, 2011 Common Class A	Dec. 30, 2011 Class L Common Stock	Dec. 31, 2012 Minimum Building	Dec. 31, 2012 Minimum Other Property Plant And Equipment	Dec. 31, 2012 Maximum Building	Dec. 31, 2012 Maximum Other Property Plant And Equipment
Number of operating business segments		2
Number of conference calls managed by company		134,000,000
Percentage increase in conference calls over the preceding year		11.00%
Allowance for doubtful accounts		$ 10,439,000	$ 11,627,000
Property, Plant and Equipment, Useful Life											20 years	3 years	39 years	5 years
GOODWILL		1,816,851,000	1,762,635,000		1,629,396,000
Intangible assets, net		287,600,000	333,100,000
Fair value with unrealized gains						$ 3,300,000	$ (1,300,000)	$ 2,900,000
Conversion of one class L common stock into class A common stock			5.03625
Common stock, shares authorized		475,000,000	475,000,000	1,000,000,000					900,000,000	100,000,000
Cash dividend declared	$ 8
Cash dividend payable date		Aug 15, 2012

Organization, Consolidation and Presentation of Financial Statements - Reconciliation of Class L Common Shares (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Conversion of Class L common stock to Class A common stock	$ 1,675,434
Class L Common Stock
Schedule of Equity Method Investments [Line Items]
Beginning of period balance	1,504,445
Accretion of Class L common stock priority return preference	171,567
Executive Deferred Compensation Plan activity	2,826
Purchase of Class L shares	(3,404)
Conversion of Class L common stock to Class A common stock	(1,675,434)
End of period balance

Acquisitions - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 HyperCube	Mar. 23, 2012 HyperCube USD ($)	Dec. 31, 2012 PivotPoint	Aug. 10, 2011 PivotPoint USD ($)	Dec. 31, 2012 Contact One	Jun. 07, 2011 Contact One USD ($)	Dec. 31, 2012 TFCC	Feb. 01, 2011 TFCC USD ($)	Dec. 31, 2012 WIPC	Jun. 03, 2011 WIPC USD ($)	Dec. 31, 2012 Unisfair	Mar. 01, 2011 Unisfair USD ($)	Dec. 31, 2012 POSTcti USD ($)	Feb. 01, 2011 POSTcti USD ($)	Dec. 31, 2012 POSTcti Maximum GBP (£)	Dec. 31, 2012 POSTcti Minimum GBP (£)
Business Acquisition [Line Items]
Date of completion of acquisition				Mar 23, 2012		Aug 10, 2011		Jun 7, 2011		Feb 1, 2011		Jun 3, 2011		Mar 1, 2011		Feb 1, 2011
Purchase price of acquisition					$ 77.9		$ 22.9		$ 7.6		$ 40.5		$ 120		$ 20.1		$ 4.3
Period of contingent earn out provision																3 years
Contingent consideration																		12	0.4
Long-term liabilities																7.9
Revenues	96.2	76.5	31.7
Total acquisition costs expensed	$ 1.7	$ 4.1	$ 2.2

Acquisitions - Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 23, 2012 HyperCube	Aug. 10, 2011 PivotPoint	Jun. 07, 2011 Contact One	Jun. 03, 2011 WIPC	Mar. 01, 2011 Unisfair	Feb. 01, 2011 TFCC	Feb. 01, 2011 POSTcti
Business Acquisition [Line Items]
Working Capital	$ 1,212	$ 231	$ (390)	$ 4,635	$ (3,011)	$ 1,080	$ (1,255)
Property and equipment	10,114	307	56	1,484	339	3,304	18
Other assets, net	391	30			42
Intangible assets	19,110	10,791	2,785	48,610	10,960	17,250	3,859
GOODWILL	49,723	11,542	5,189	79,538	15,216	18,870	11,221
Total assets acquired	80,550	22,901	7,640	134,267	23,546	40,504	13,843
Non-current deferred taxes	2,594			13,182	3,452		1,013
Long-term liabilities	50			1,047			8,537
Total liabilities assumed	2,644			14,229	3,452		9,550
Net assets acquired	$ 77,906	$ 22,901	$ 7,640	$ 120,038	$ 20,094	$ 40,504	$ 4,293

Acquisitions - Summary of Unaudited Pro Forma Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Revenue	$ 2,654,400	$ 2,598,695	$ 2,552,516
Net Income	$ 124,871	$ 121,895	$ 38,345
Class L Common Stock
Business Acquisition [Line Items]
Income (loss) per share		$ 17.18	$ 17.07
Income (loss) per share		$ 16.48	$ 16.37
Common Class A
Business Acquisition [Line Items]
Income (loss) per share	$ 2	$ (4.56)	$ (12)
Income (loss) per share	$ 2	$ (4.56)	$ (12)

Goodwill and Other Intangible Assets - Summary of Activity in Goodwill by Reporting Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Balance	$ 1,800,310	$ 1,667,071
Accumulated impairment losses	(37,675)	(37,675)
Net balance	1,762,635	1,629,396
Acquisitions	49,723	141,828
Acquisition accounting adjustments	1,013	(3,023)
Foreign currency translation adjustment	3,480	(5,566)
Balance	1,854,526	1,800,310
Accumulated impairment losses	(37,675)	(37,675)
Net balance	1,816,851	1,762,635
Unified Communications
Goodwill [Line Items]
Balance	962,982	843,558
Net balance	962,982	843,558
Acquisitions		124,989
Acquisition accounting adjustments	970
Foreign currency translation adjustment	3,383	(5,565)
Balance	967,335	962,982
Net balance	967,335	962,982
Communication Services
Goodwill [Line Items]
Balance	837,328	823,513
Accumulated impairment losses	(37,675)	(37,675)
Net balance	799,653	785,838
Acquisitions	49,723	16,839
Acquisition accounting adjustments	43	(3,023)
Foreign currency translation adjustment	97	(1)
Balance	887,191	837,328
Accumulated impairment losses	(37,675)	(37,675)
Net balance	$ 849,516	$ 799,653

Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Other Intangible Assets [Line Items]
GOODWILL	$ 1,816,851,000	$ 1,762,635,000	$ 1,629,396,000
Amortization expense for finite-lived intangible asset	65,800,000	61,700,000	61,300,000
Patents sold	4,200,000
West Direct
Goodwill And Other Intangible Assets [Line Items]
GOODWILL			37,700,000
Fair Value of Goodwill			0
Tuvox
Goodwill And Other Intangible Assets [Line Items]
Reduction in goodwill due to acquisition settlement		$ 3,000,000

Goodwill and Other Intangible Assets - Summary of Major Intangible Assets and Weighted Average Amortization Periods (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets Excluding Goodwill [Line Items]
Acquired Cost	$ 755,206	$ 757,852
Accumulated Amortization	(469,534)	(424,705)
Net Intangible Assets	285,672	333,147
Customer Lists
Intangible Assets Excluding Goodwill [Line Items]
Acquired Cost	544,273	538,154
Accumulated Amortization	(382,359)	(341,236)
Net Intangible Assets	161,914	196,918
Weighted Average Amortization Period (Years)	9 years 6 months	9 years 2 months 12 days
Technology & Patents
Intangible Assets Excluding Goodwill [Line Items]
Acquired Cost	120,606	131,446
Accumulated Amortization	(57,768)	(61,098)
Net Intangible Assets	62,838	70,348
Weighted Average Amortization Period (Years)	8 years 8 months 12 days	10 years 3 months 18 days
Trade Names
Intangible Assets Excluding Goodwill [Line Items]
Acquired Cost	47,110	47,110
Net Intangible Assets	47,110	47,110
Trade names	Indefinite	Indefinite
Trade Names (Finite-Lived)
Intangible Assets Excluding Goodwill [Line Items]
Acquired Cost	27,319	26,690
Accumulated Amortization	(16,760)	(12,423)
Net Intangible Assets	10,559	14,267
Weighted Average Amortization Period (Years)	4 years 3 months 18 days	4 years 3 months 18 days
Other Intangible Assets
Intangible Assets Excluding Goodwill [Line Items]
Acquired Cost	15,898	14,452
Accumulated Amortization	(12,647)	(9,948)
Net Intangible Assets	$ 3,251	$ 4,504
Weighted Average Amortization Period (Years)	4 years 3 months 18 days	4 years 7 months 6 days

Goodwill and Other Intangible Assets - Estimated Future Annual Amortization Expense for Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Intangible Assets Disclosure [Line Items]
2013	$ 53.7
2014	43.5
2015	34.9
2016	25.9
2017	$ 19.8

Goodwill and Other Intangible Assets - Intangible Assets Acquired in Acquisitions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization	$ 74,967	$ 68,701	$ 67,000
Acquisitions Two Thousand Twelve | HyperCube
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	19,110
Amortization	7,873
Acquisitions Two Thousand Twelve | HyperCube | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	13,800
Acquisitions Two Thousand Twelve | HyperCube | Current Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	4,300
Acquisitions Two Thousand Twelve | HyperCube | Noncompete Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	450
Acquisitions Two Thousand Twelve | HyperCube | Trade Names
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	560
Acquisitions Two Thousand Twelve | HyperCube | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	3 years
Acquisitions Two Thousand Twelve | HyperCube | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	10 years
Acquisitions Two Thousand Eleven
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	113,365
Amortization	21,583	9,357
Acquisitions Two Thousand Eleven | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	71,267
Acquisitions Two Thousand Eleven | Current Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	34,516
Acquisitions Two Thousand Eleven | Noncompete Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	4,217
Acquisitions Two Thousand Eleven | Trade Names
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	3,365
Acquisitions Two Thousand Eleven | PivotPoint
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	10,791
Amortization	1,859	1,371
Acquisitions Two Thousand Eleven | PivotPoint | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	8,500
Acquisitions Two Thousand Eleven | PivotPoint | Current Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	2,121
Acquisitions Two Thousand Eleven | PivotPoint | Noncompete Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	170
Acquisitions Two Thousand Eleven | PivotPoint | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	1 year 6 months
Acquisitions Two Thousand Eleven | PivotPoint | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	10 years
Acquisitions Two Thousand Eleven | Contact One
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	2,785
Amortization	529	164
Acquisitions Two Thousand Eleven | Contact One | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	1,500
Acquisitions Two Thousand Eleven | Contact One | Current Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	1,000
Acquisitions Two Thousand Eleven | Contact One | Noncompete Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	220
Acquisitions Two Thousand Eleven | Contact One | Trade Names
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	65
Acquisitions Two Thousand Eleven | Contact One | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	3 years
Acquisitions Two Thousand Eleven | Contact One | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	10 years
Acquisitions Two Thousand Eleven | WIPC
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	48,610
Amortization	6,768	3,420
Acquisitions Two Thousand Eleven | WIPC | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	29,400
Acquisitions Two Thousand Eleven | WIPC | Current Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	15,400
Acquisitions Two Thousand Eleven | WIPC | Noncompete Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	2,650
Acquisitions Two Thousand Eleven | WIPC | Trade Names
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	1,160
Acquisitions Two Thousand Eleven | WIPC | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	1 year 6 months
Acquisitions Two Thousand Eleven | WIPC | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	15 years
Acquisitions Two Thousand Eleven | Unisfair
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	10,960
Amortization	1,606	1,889
Acquisitions Two Thousand Eleven | Unisfair | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	2,700
Acquisitions Two Thousand Eleven | Unisfair | Current Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	8,000
Acquisitions Two Thousand Eleven | Unisfair | Trade Names
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	260
Acquisitions Two Thousand Eleven | Unisfair | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	3 years
Acquisitions Two Thousand Eleven | Unisfair | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	10 years
Acquisitions Two Thousand Eleven | TFCC
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	17,250
Amortization	2,212	1,791
Acquisitions Two Thousand Eleven | TFCC | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	13,600
Acquisitions Two Thousand Eleven | TFCC | Current Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	2,250
Acquisitions Two Thousand Eleven | TFCC | Noncompete Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	690
Acquisitions Two Thousand Eleven | TFCC | Trade Names
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	710
Acquisitions Two Thousand Eleven | TFCC | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	5 years
Acquisitions Two Thousand Eleven | TFCC | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	15 years
Acquisitions Two Thousand Eleven | POSTcti
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	3,859
Amortization	736	722
Acquisitions Two Thousand Eleven | POSTcti | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	1,767
Acquisitions Two Thousand Eleven | POSTcti | Current Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	1,445
Acquisitions Two Thousand Eleven | POSTcti | Noncompete Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	37
Acquisitions Two Thousand Eleven | POSTcti | Trade Names
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	$ 610
Acquisitions Two Thousand Eleven | POSTcti | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	3 years
Acquisitions Two Thousand Eleven | POSTcti | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	10 years

Property Plant and Equipment - Summary of Plant And Equipment At Cost (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 1,209,873	$ 1,133,070
Land and improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment	8,209	8,209
Building
Property, Plant and Equipment [Line Items]
Property plant and equipment	103,869	101,972
Telephone and computer equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment	881,886	808,047
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment	67,377	64,963
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment	106,021	107,906
Construction in progress
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 42,511	$ 41,973

Property and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Operating And Capital Leases Future Minimum Payments Due [Line Items]
Rent Expense on operating lease	$ 49.5	$ 42.5	$ 44.8
Lease period	5 years

Property and Equipment - Future minimum payments under non- cancels operating leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 35,523
2014	28,614
2015	19,194
2016	11,546
2017	10,036
2018 and thereafter	23,379
Total minimum obligations	128,292
Non-Related Party Operating Leases
Operating Leased Assets [Line Items]
2013	35,158
2014	28,249
2015	18,829
2016	11,181
2017	9,731
2018 and thereafter	23,379
Total minimum obligations	126,527
Related Party Operating Lease
Operating Leased Assets [Line Items]
2013	365
2014	365
2015	365
2016	365
2017	305
2018 and thereafter
Total minimum obligations	$ 1,765

Accrued Expenses - Accrued Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued And Other Liabilities [Line Items]
Deferred revenue and customer deposits, net of long-term deferred revenue of $33,286 and $4,463	$ 93,144	$ 78,173
Accrued wages	47,240	54,259
Interest payable	39,868	47,724
Accrued other taxes (non-income related)	38,608	37,980
Accrued phone	36,105	27,500
Accrued employee benefit costs	11,414	12,763
Accrued lease expense	8,392	7,211
Income taxes payable	4,336	17,997
Interest rate hedge position	2,346	5,194
Other current liabilities	30,843	34,635
Total	$ 312,296	$ 323,436

Accrued Expenses - Accrued Expense (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued And Other Liabilities [Line Items]
Long-term deferred revenue	$ 33,286	$ 4,463

Related Parties - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Fees for services and expenses	$ 4.1	$ 4.1	$ 4.2
Payment due to termination of agreement	4
Percentage of common stock by partners	24.00%
Related party lease expense	$ 0.7	$ 0.7	$ 0.7

Long Term Obligation - Long-Term Debt is Carried at Amortized Cost Long-Term Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long Term Debt	$ 4,017,656	$ 3,516,365
Less: current maturities	(25,125)	(15,425)
Long-term obligations	3,992,531	3,500,940
Senior Secured Term Loan Facility, repaid in 2012
Debt Instrument [Line Items]
Long Term Debt		448,434
Senior Secured Term Loan Facility, due 2016
Debt Instrument [Line Items]
Long Term Debt	1,452,506	1,467,931
11% Senior Subordinated Notes, due 2016
Debt Instrument [Line Items]
Long Term Debt	450,000	450,000
Senior Secured Term Loan Facility, due 2018
Debt Instrument [Line Items]
Long Term Debt	965,150
8 5/8% Senior Notes, due 2018
Debt Instrument [Line Items]
Long Term Debt	500,000	500,000
7 7/8% Senior Notes, due 2019
Debt Instrument [Line Items]
Long Term Debt	$ 650,000	$ 650,000

Long Term Obligation - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended											12 Months Ended		12 Months Ended			12 Months Ended				12 Months Ended								12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 07, 2013 Subsequent Event	Dec. 31, 2012 Libor Rate	Feb. 07, 2013 Libor Rate Subsequent Event	Dec. 31, 2012 Base Rate	Feb. 07, 2013 Base Rate Subsequent Event	Dec. 31, 2012 11% Senior Subordinated Notes, due 2016	Dec. 31, 2012 Senior Notes Due 2018	Dec. 31, 2012 Senior Notes Due 2019	Nov. 24, 2010 Senior Notes Due 2019	Nov. 15, 2014 Senior Notes Due 2019 Subsequent Event	Dec. 31, 2012 Senior Secured Term Loan Facility, due 2016	Dec. 31, 2011 Senior Secured Term Loan Facility, due 2016	Dec. 31, 2012 Senior Secured Term Loan Facility, due 2016 Libor Rate Minimum Range	Dec. 31, 2012 Senior Secured Term Loan Facility, due 2016 Libor Rate Maximum Range	Feb. 07, 2013 Senior Secured Term Loan Facility, due 2016 Libor Rate Subsequent Event Minimum	Feb. 07, 2013 Senior Secured Term Loan Facility, due 2016 Libor Rate Subsequent Event Maximum	Dec. 31, 2012 Senior Secured Term Loan Facility, due 2016 Base Rate Minimum Range	Dec. 31, 2012 Senior Secured Term Loan Facility, due 2016 Base Rate Maximum Range	Feb. 07, 2013 Senior Secured Term Loan Facility, due 2016 Base Rate Subsequent Event Minimum	Feb. 07, 2013 Senior Secured Term Loan Facility, due 2016 Base Rate Subsequent Event Maximum	Dec. 31, 2012 Senior Secured Term Loan Facility, due 2018	Dec. 31, 2011 Senior Secured Term Loan Facility, due 2018	Dec. 31, 2012 Senior Secured Term Loan Facility, due 2018 Libor Rate	Feb. 07, 2013 Senior Secured Term Loan Facility, due 2018 Libor Rate Subsequent Event Minimum	Feb. 07, 2013 Senior Secured Term Loan Facility, due 2018 Libor Rate Subsequent Event Maximum	Dec. 31, 2012 Senior Secured Term Loan Facility, due 2018 Base Rate	Feb. 07, 2013 Senior Secured Term Loan Facility, due 2018 Base Rate Subsequent Event Minimum	Feb. 07, 2013 Senior Secured Term Loan Facility, due 2018 Base Rate Subsequent Event Maximum	Dec. 31, 2012 Libor	Dec. 31, 2012 Original Maturity Term Loan	Oct. 24, 2012 Original Maturity Term Loan	Oct. 24, 2012 Original Maturity Term Loan Libor Rate	Dec. 31, 2012 Original Maturity Term Loan Libor Rate Minimum	Dec. 31, 2012 Original Maturity Term Loan Libor Rate Maximum	Oct. 24, 2012 Original Maturity Term Loan Base Rate	Dec. 31, 2012 Original Maturity Term Loan Base Rate Minimum	Dec. 31, 2012 Original Maturity Term Loan Base Rate Maximum	Dec. 31, 2012 Extended Maturity	Dec. 31, 2011 Extended Maturity	Oct. 24, 2012 Extended Maturity	Dec. 31, 2012 Extended Maturity Libor Rate	Dec. 31, 2012 Extended Maturity Libor Rate Minimum	Dec. 31, 2012 Extended Maturity Libor Rate Maximum	Dec. 31, 2012 Extended Maturity Base Rate	Dec. 31, 2012 Extended Maturity Base Rate Minimum	Dec. 31, 2012 Extended Maturity Base Rate Maximum	Dec. 31, 2012 Amended and extended facility	Dec. 31, 2011 Amended and extended facility	Dec. 31, 2012 Amended and extended facility Minimum	Dec. 31, 2012 Amended and extended facility Maximum	Dec. 31, 2012 Amended and extended facility Libor Rate
Debt Instrument [Line Items]
Long Term Debt	$ 4,017,656,000	$ 3,516,365,000												$ 1,452,506,000	$ 1,467,931,000									$ 965,150,000
Repayment of New term loan																								448,400,000
Interest rate margin					4.50%		3.50%																			4.50%			3.50%
Interest rate floor					1.25%	1.00%	2.25%	2.00%																		1.25%			2.25%
Soft call option	1.00%			1.00%																				1.00%
Interest expense, Long-term obligations	271,900,000	267,700,000	252,700,000
Annual principal payments, senior secured term loan	25,100,000
Secured Term Loan Balloon Payment Amount at Maturity dates														1,398,500,000										911,800,000
Interest rate margins for Senior Secured Loans, Base Rate plus				1.25%		0.25%	3.25%	0.25%								4.00%	4.63%	2.50%	3.00%	3.00%	3.63%	1.50%	2.00%				2.75%	3.25%		1.75%	2.25%	4.25%			1.75%	1.75%	2.50%	0.75%	0.75%	1.50%				3.00%	2.75%	3.50%	2.00%	1.75%	2.50%			1.50%	2.00%	1.75%
Effective annual interest rates, senior secured term loan facility	5.76%	6.22%
Unamortized deferred debt issuance costs	2,700,000
Maximum senior secured financing																																		250,000,000									201,000,000
Senior secured revolving credit facilities original maturity																																		92,000,000
Senior secured revolving credit facilities extended maturity																																									158,000,000		43,000,000
Commitment fee																																	0.50%								0.50%
Average daily outstanding balance																																									1,300,000	4,800,000
Average daily outstanding balance																																									19,900,000	50,500,000
Aggregate principal amount									450,000,000	500,000,000		650,000,000
Interest rate of senior subordinated notes									11.00%	8.63%	7.88%
Description Of Redemption Price Of Senior Notes										redemption price equal to 100% of the principal amount of 2018 Senior Notes redeemed plus the applicable premium			redemption price equal to 100% of the principal amount of 2019 Senior Notes redeemed plus the applicable premium
Rate Of Redemption Of Senior Notes										35.00%	35.00%
Rate Of Prepayment Premium On Senior Secured Notes										108.63%	107.88%
Rate Of Prepayment Premium On Senior Secured Notes										90 days	90 days
Percentage Of Aggregate Principal Amount Outstanding										65.00%	65.00%
Redemption Price	100.00%
Amount Received On Signing Of Amendment																																																		150,000,000
Commitment Fees On Unused Portion Of Available Commitments																																																		0.5
Highest balance outstanding																																																		$ 39,000,000	$ 84,500,000

Long-term obligations - Future maturities of long-term debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Maturities Of Long Term Debt [Line Items]
Future maturities of long-term debt, 2013	$ 25,125
Future maturities of long-term debt, 2014	25,125
Future maturities of long-term debt, 2015	25,125
Future maturities of long-term debt, 2016	1,865,927
Future maturities of long-term debt, 2017	9,700
Future maturities of long-term debt, Thereafter	$ 2,066,654

Long-term obligations - Early redemption schedule (Detail)	Dec. 31, 2012
8 5/8% Senior Notes, due 2018
Schedule Of Carrying Amount Of Senior Notes [Line Items]
Year one	104.31%
Year two	102.16%
Year three and thereafter	100.00%
7 7/8% Senior Notes, due 2019
Schedule Of Carrying Amount Of Senior Notes [Line Items]
Year one	103.94%
Year two	101.97%
Year three and thereafter	100.00%
11% Senior Subordinated Notes, due 2016
Schedule Of Carrying Amount Of Senior Notes [Line Items]
Year one	103.67%
Year two	101.83%
Year three and thereafter	100.00%

Hedging Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Fixed interest rate on the interest rate swaps, minimum	1.69%
Fixed interest rate on the interest rate swaps, maximum	1.70%
Variable Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate swaps with a notional value matured	500

Hedging Activities - Fair Value of Our Derivatives and Consolidated Balance Sheet Location (Detail) (Designated as Hedging Instrument, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Fair Value	$ 2,346	$ 7,105
Interest Rate Swap | Accrued Expenses
Derivatives, Fair Value [Line Items]
Fair Value	2,346	5,194
Interest Rate Swap | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Fair Value		$ 1,911

Hedging Activities - Impact of Interest Rate Swaps on Consolidated Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Swap | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in OCI	$ 2,950	$ 7,260	$ (4,602)
Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) reclassified from OCI into net income	(6,910)	(5,188)
Amount of gain (loss) recognized in net income on hedges (ineffective portion)		$ 202	$ 179

Income Taxes - Components of Income (loss) Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) before income taxes:
United States	$ 69,363	$ 57,339	$ (12,202)
Foreign	138,246	147,188	132,982
INCOME BEFORE INCOME TAX EXPENSE	$ 207,609	$ 204,527	$ 120,780

Income Taxes - Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current income tax expense:
Federal	$ 41,113	$ 3,456	$ 8,174
State	6,302	5,321	3,547
Foreign	33,335	44,541	27,918
Current income tax expense	80,750	53,318	39,639
Deferred income tax expense (benefit):
Federal	(5,688)	26,183	14,290
State	(488)	2,750	1,225
Foreign	7,494	(5,217)	5,322
Deferred income tax expense	1,318	23,716	20,837
Total income tax expense	$ 82,068	$ 77,034	$ 60,476

Income Taxes - Reconciliation of Income Tax Expense Computed at Statutory Tax Rates Compared to Effective Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Effective Income Tax Rate [Line Items]
Statutory rate	35.00%	35.00%	35.00%
Foreign items	5.10%	3.60%	1.20%
State income taxes, net of Federal benefit	2.00%	1.60%	2.10%
Change in valuation allowance	(1.70%)	(2.60%)	0.00%
Federal tax credits	(0.90%)	(1.00%)	(1.60%)
Non-deductible meals	0.30%	0.20%	0.40%
Uncertain tax positions	0.20%	(0.60%)	1.30%
Goodwill impairment	0.00%	0.00%	11.20%
Share based compensation	0.00%	1.90%	0.00%
Other	(0.50%)	(0.40%)	0.50%
Effective Income Tax Rate Reconciliation, Net	39.50%	37.70%	50.10%

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Income tax benefits attributable to employee stock option transactions	$ 15,600,000	$ 1,400,000	$ 1,600,000
Net Operating Loss Carry Forwards	126,556,000	136,159,000
Net Deferred Tax Asset Balance	26,200,000
Valuation Allowance, Amount	112,626,000	114,686,000
Decrease In Valuation Allowance	2,000,000
Long Term Deferred Tax Liability	15,600,000
Unrecognized tax benefit	11,800,000
Decrease in Accrued Interest	200,000	400,000
Increase in Interest Accruals			100,000
Reduction (Increase) in accrual of penalties	100,000	500,000	100,000
Liabilities for uncertain tax positions interests and penalties	6,000,000	6,200,000
Deferred tax liability	27,080,000	27,097,000
Unremitted Foreign Earnings	167,800,000	145,400,000
Approximate amount of deferred tax liability that would be recognized if foreign operations earnings are not indefinitely reinvested	148,300,000
Deferred income taxes	25,100,000
Federal State And Foreign
Income Tax Disclosure [Line Items]
Net Operating Loss Carry Forwards	$ 321,700,000

Income Taxes - Components of Deferred Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Net operating loss carryforwards	$ 126,556	$ 136,159
Benefit plans	27,691	22,248
Accrued expenses	12,260	16,292
Tax credits	12,327	13,022
Interest rate hedge activities	1,125	2,934
Reserves not currently deductible for tax purposes	6,078	9,700
Allowance for doubtful accounts	2,478	2,937
Foreign currency translation	1,867	3,373
Other	12,336	3,253
Gross deferred income tax assets	202,718	209,918
Less valuation allowance	(112,626)	(114,686)
Total deferred income tax assets	90,092	95,232
Deferred income tax liabilities:
Acquired intangibles amortization	140,109	142,235
Excess tax depreciation over financial depreciation	36,264	32,135
International earnings	27,080	27,097
Prepaid expenses	5,889	5,218
Total deferred income tax liabilities	209,342	206,685
Net deferred income tax liability	119,250	111,453
Deferred income tax assets / liabilities included in the balance sheet are:
Deferred income tax asset - current	13,148	10,068
Deferred income tax liability - long-term	132,398	121,521
Net deferred income taxes	$ 119,250	$ 111,453

Income taxes - Summary of Activity Related to Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrecognized Tax Benefits [Line Items]
Balance	$ 16,990	$ 19,436	$ 17,940
Increases for positions taken in current year	2,502	3,680	4,283
Decreases for positions taken in prior years	(4,533)	(3,817)
Decrease due to settlements with taxing authorities	(168)	(2,309)	(539)
Expiration of the statute of limitations for the assessment of taxes	(801)		(2,248)
Balance	$ 13,990	$ 16,990	$ 19,436

Fair Value Disclosures - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Trading securities	$ 46,144	$ 29,535
Liabilities
Interest rate swaps	2,346	7,105
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Trading securities	46,144	29,535
Liabilities
Interest rate swaps
Significant Other Observable Inputs (Level 2)
Assets
Trading securities
Liabilities
Interest rate swaps	2,346	7,105
Significant Unobservable Inputs (Level 3)
Assets
Trading securities
Liabilities
Interest rate swaps
Assets/Liabilities at Fair Value
Assets
Trading securities	46,144	29,535
Liabilities
Interest rate swaps	$ 2,346	$ 7,105

Fair Value Disclosures - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value		$ 3,529,000,000
Long Term Debt	4,017,656,000	3,516,365,000
Property and equipment Measured on non-recurring base, carrying value	364,896,000	350,855,000
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment Measured on non-recurring base, carrying value	3,700,000
Property and equipment Measured on non-recurring basis, fair value	0
Senior Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	1,667,900,000
Long Term Debt	1,600,000,000
Senior Secured Term Loan Facilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	2,455,100,000
Long Term Debt	$ 2,417,700,000

Off Balance Sheet Arrangements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Off Balance Sheet Arrangements [Line Items]
Outstanding Commitments	$ 18.6	$ 20

Employee Benefits and Incentive Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 15, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 30, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Common stock, par value		$ 0.001	$ 0.001		$ 0.001
Cash Dividend Per Share	$ 8
Share-based Compensation, Accelerated Vesting		$ 6.8
Option Granted Price Modified		$ 8
Option Granted Price Modified		$ 27.52	$ 84.8	$ 72.32
Dividend Equivalent Payment		1.5
The percentage of options awarded that are expected to vest		72.00%
Intrinsic value of vested options		0
Fair value of option awards granted under the EIP		$ 12.24	$ 31.36
Fair value of option awards granted under the EIP, Initial Awards		$ 5.92	$ 8.96
Unrecognized compensation cost related to unvested		14.6	1
Share based compensation in selling general and administrative expense		25.8	23.3	4.2
Net income effect of stock-based compensation expense		15.6	19	2.6
Modified Agreement
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Option Granted Price Modified		$ 25.52
Selling, General and Administrative Expenses
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Aggregate shares of Common Stock, for which amendments to Restricted Stock Agreements provided for acceleration			546,483
Share based compensation in selling general and administrative expense			18.5
Retirement Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Employees age limit		18
Employees minimum working hours		1,000
Employees contribution percentage		50.00%
Match employee contributions up to a maximum of their base salary		14.00%
Percentage of amounts in notional equity shares, vesting in each year		25.00%
Attainment of vested employees salary contribution.		100.00%
Vested maturity period		5 years
Total employer contributions under the plan		8.2	8.3	7.5
Pension Plans, Defined Benefit
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Match employee contributions up to a maximum of their base salary		3.00%
Total employer contributions under the plan		0.9	1	0.9
Employees successful probationary completion period		3 months
Non Qualified Retirement Savings Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Employees contribution percentage		50.00%
Total employer contributions under the plan		2.1	2	2
Assets under Trust		33.3	28.3
Deferred Profit Sharing Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Employees contribution percentage		50.00%
Match employee contributions up to a maximum of their base salary		3.00%
Total employer contributions under the plan		0.3	0.3	0.2
Non Qualified Deferred Compensation Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Employees contribution percentage		50.00%	50.00%	50.00%
Percentage of amounts in notional equity shares, vesting in each year		20.00%	20.00%	20.00%
Total employer contributions under the plan		1.8	2	1.2
Assets under Trust		10	1.2
Notional | Non Qualified Deferred Compensation Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Notional equity shares in the Deferred Compensation Plan		31.3	42.6
EIP | Prior Year
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
The annual vesting and exercisable percentage options awarded		20.00%
Option Certificate
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
The annual vesting and exercisable percentage options awarded		25.00%
Executive Management Rollover Options
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Intrinsic value of vested options		5.7
Stock Options
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share based payment award vesting period		4 years
Restricted Stock
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share based payment award vesting period		2 years 6 months
Grants of restricted stock under the EIP		33.33%
Grants of restricted stock under the EIP		22.22%
Grants of restricted stock under the EIP		44.45%
Percentage of shares of Restricted stock acquired under the EIP, vested at end of each year		20.00%
Share based compensation for EIP restricted stock grants		1.2	19.9	1.5
Number of restricted stock granted		0	0	(313)
Unrecorded and unrecognized compensation cost related to unvested restricted stock under EIP		$ 1.3	$ 3.1
Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Aggregate maximum shares			4,804,428
Share based payment award vesting period		4 years
Maximum | EIP | Prior Year
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share based payment award vesting period		5 years
Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Aggregate maximum shares			1,409,536

Employee Benefits and Incentive Plans - Stock Option Activity under EIP (Executive Incentive Plan) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance	3,492,260	41,681	56,793
Granted	(2,615,000)	(20,000)	(29,375)
Canceled	36,188	12,688	14,263
Exercised
Amendment to the Plan		3,394,892
Balance	850,448	3,492,260	41,681
Balance	315,563	318,000	312,688
Granted	2,615,000	20,000	29,375
Canceled	(36,188)	(12,688)	(14,263)
Exercised	(23,963)	(9,750)	(9,800)
Amendment to the Plan
Balance	2,870,413	315,563	318,000
Balance	$ 27.04	$ 24	$ 19.36
Granted	$ 27.52	$ 84.8	$ 72.32
Canceled	$ 37.68	$ 50.96	$ 25.76
Exercised	$ 14	$ 16.4	$ 16
Amendment to the Plan
Balance	$ 27.44	$ 27.04	$ 24

Employee Benefits and Incentive Plans - Summarizes Information on Options Granted Under EIP (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	$ 13.12
Exercise Price, Upper Limit	$ 84.8
Outstanding Number of Options	2,870,413	315,563	318,000	312,688
Average Remaining Contractual Life (years)	8 years 9 months 22 days
Outstanding Weighted Average Exercise Price	$ 27.44	$ 27.04	$ 24	$ 19.36
Exercisable Number of Options	889,969
Exercisable Weighted Average Exercise Price	$ 30.08
Range One
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 13.12
Outstanding Number of Options	189,100
Average Remaining Contractual Life (years)	3 years 11 months 9 days
Outstanding Weighted Average Exercise Price	$ 13.12
Exercisable Number of Options	189,100
Exercisable Weighted Average Exercise Price	$ 13.12
Range Two
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 25.52
Outstanding Number of Options	1,943,906
Average Remaining Contractual Life (years)	9 years 3 months
Outstanding Weighted Average Exercise Price	$ 25.52
Range Three
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 25.88
Outstanding Number of Options	24,688
Average Remaining Contractual Life (years)	6 years
Outstanding Weighted Average Exercise Price	$ 28.88
Exercisable Number of Options	19,750
Exercisable Weighted Average Exercise Price	$ 28.88
Range Four
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 33.52
Outstanding Number of Options	647,969
Average Remaining Contractual Life (years)	9 years 3 months
Outstanding Weighted Average Exercise Price	$ 33.52
Exercisable Number of Options	647,969
Exercisable Weighted Average Exercise Price	$ 33.52
Range Five
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 50.88
Outstanding Number of Options	25,625
Average Remaining Contractual Life (years)	5 years 29 days
Outstanding Weighted Average Exercise Price	$ 50.88
Exercisable Number of Options	20,500
Exercisable Weighted Average Exercise Price	$ 50.88
Range Six
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 72.32
Outstanding Number of Options	24,125
Average Remaining Contractual Life (years)	7 years 3 months 29 days
Outstanding Weighted Average Exercise Price	$ 72.32
Exercisable Number of Options	9,650
Exercisable Weighted Average Exercise Price	$ 72.32
Range Seven
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 84.8
Outstanding Number of Options	15,000
Average Remaining Contractual Life (years)	8 years 29 days
Outstanding Weighted Average Exercise Price	$ 84.8
Exercisable Number of Options	3,000
Exercisable Weighted Average Exercise Price	$ 84.8

Employee Benefits and Incentive Plans - Executive Management Rollover Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance	3,492,260	41,681	56,793
Option Available for Grant, Exercised
Balance	850,448	3,492,260	41,681
Balance	315,563	318,000	312,688
Number of options Exercised	738,507	124,288	9,800
Balance	2,870,413	315,563	318,000
Balance	$ 27.04	$ 24	$ 19.36
Weighted Average Exercise Price Exercised	$ 14	$ 16.4	$ 16
Balance	$ 27.44	$ 27.04	$ 24
Executive Management Rollover Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance	103	2	2
Option Available for Grant, Exercised
Option Available for Grant, Conversion and reclassification		101
Balance	103	103	2
Balance	1,619,834	35,916	36,932
Number of options Exercised	(1,332,256)	(2,372)	(1,016)
Number of options, Conversion and reclassification		1,586,290
Balance	287,578	1,619,834	35,916
Balance	$ 5.54	$ 266.72	$ 266.64
Weighted Average Exercise Price Exercised	$ 5.55	$ 256.64	$ 264
Weighted Average Exercise Price, Conversion and reclassification		$ (261.9)
Balance	$ 5.47	$ 5.54	$ 266.72

Employee Benefits and Incentive Plans - Outstanding and Exercisable Information on Executive Management Rollover Options Granted under EIP (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average Remaining Contractual Life (years)	8 years 9 months 22 days
Weighted Average Exercise Price	$ 27.44	$ 27.04	$ 24	$ 19.36
Executive Management Rollover Options
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding and Exercisable Number of Options	287,578
Average Remaining Contractual Life (years)	1 year 5 months 16 days
Weighted Average Exercise Price	$ 5.47	$ 5.54	$ 266.72	$ 266.64

Employee Benefits and Incentive Plans - Estimated Fair Value of EIP Option Awards on Grant Date Using Black - Scholes Option (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Risk-free interest rate	1.35%	1.87%
Dividend yield	0.00%	0.00%
Expected volatility	34.70%	33.20%
Expected life (years)	6 years 3 months 18 days	6 years 6 months
Accelerated Vesting
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Risk-free interest rate	0.63%
Dividend yield	0.00%
Expected volatility	36.90%
Expected life (years)	4 years 9 months 29 days
Reduced Grant Price
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Risk-free interest rate	0.86%
Dividend yield	0.00%
Expected volatility	35.10%
Expected life (years)	6 years 1 month 24 days

Employee Benefits and Incentive Plans - Restricted stock Activity under EIP (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Vested And Nonvested Restricted Stock Units Activity [Line Items]
Balance	$ 27.04	$ 24	$ 19.36
Canceled	$ 37.68	$ 50.96	$ 25.76
Restricted Stock
Vested And Nonvested Restricted Stock Units Activity [Line Items]
Balance	28,763	28,763	10,742
Granted	0	0	(313)
Canceled	20,834		(18,334)
Purchased as treasury shares
Balance	49,597	28,763	28,763	10,742
Balance			1,013,333
Granted			313
Canceled	(20,834)		(18,334)
Purchased as treasury shares		(1,096)	(3,541)
Balance	969,839	990,674	991,770
Balance				$ 15.04
Granted				$ 72.32
Canceled	$ 11.44			$ 24
Purchased as treasury shares		$ 11.44		$ 16.08
Balance	$ 14.88	$ 14.8		$ 14.8

Employee Benefits and Incentives Plans - Restricted Stock Granted (Detail) (USD $)	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number of Shares	969,839
Outstanding Weighted Average Grant Date Fair Value	$ 14.8
Vested Number of Shares	912,318
Vested Weighted Average Grant Date Fair Value	$ 14.88
Range One
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range Grant of Prices	$ 11.44
Outstanding Number of Shares	907,652
Outstanding Weighted Average Grant Date Fair Value	$ 11.44
Vested Number of Shares	899,319
Vested Weighted Average Grant Date Fair Value	11.44
Range Two
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range Grant of Prices	$ 28.88
Outstanding Number of Shares	3,125
Outstanding Weighted Average Grant Date Fair Value	$ 28.88
Vested Number of Shares	625
Vested Weighted Average Grant Date Fair Value	28.88
Range Three
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range Grant of Prices	$ 50.88
Outstanding Number of Shares	8,750
Outstanding Weighted Average Grant Date Fair Value	$ 50.88
Vested Number of Shares	2,333
Vested Weighted Average Grant Date Fair Value	50.88
Range Four
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range Grant of Prices	$ 72.32
Outstanding Number of Shares	50,313
Outstanding Weighted Average Grant Date Fair Value	$ 72.32
Vested Number of Shares	10,041
Vested Weighted Average Grant Date Fair Value	$ 72.32
Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range Grant of Prices	$ 11.44
Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range Grant of Prices	$ 72.32

Earnings Per Share - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Aug. 15, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 02, 2009
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Priority return preference equal to per share amount					$ 90
Internal rate of return (priority preference) on the base amount					12.00%
Options outstanding to purchase Class A shares		2,681,313	315,563	318,000
Dividend declared per share	$ 8
Dividend declared	$ 511,041

Earning Per Share - Diluted earnings per common share (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share [Line Items]
Net income	$ 125,541	$ 127,493		$ 60,304
Less: accretion of Class L Shares		171,567		170,265
Net loss attributable to common stock		(44,074)		(109,961)
Income attributable to Class L Shares		$ 171,567	[1]	$ 170,265	[1]

[1]	Prior to the Conversion, the Class L shareholders were allocated their priority return which is equivalent to the accretion, while any losses were allocated to common shareholders as the Class L shareholders did not have a contractual obligation to share in losses.

Earnings Per Share - Earnings (Loss) per Common Share (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class L Shares
Earnings (loss) per common share:
Basic		$ 17.18	$ 17.07
Diluted		$ 16.48	$ 16.37
Common Class A
Earnings (loss) per common share:
Basic	$ 2.04	$ (4.01)	$ (10)
Diluted	$ 1.98	$ (4.01)	$ (10)

Earnings Per Share - Weighted Average Number of Shares Outstanding (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted average number of shares outstanding:
Basic	61,528	10,989	10,994
Dilutive impact of stock options:
Diluted	63,523	10,989	10,994
Class L Shares
Weighted average number of shares outstanding:
Basic		9,984	9,975
Dilutive impact of stock options:
Basic		424	424
Diluted		10,408	10,399
Common Class A
Weighted average number of shares outstanding:
Basic	61,528	10,989	10,994
Dilutive impact of stock options:
Basic	1,995
Diluted	63,523	10,989	10,994

Computation of Unaudited Pro forma Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Computation Of Basic And Diluted Earnings Per Common Share [Line Items]
NET INCOME	$ 32,707	$ 22,096	$ 36,694	$ 34,044	$ 21,188	$ 37,347	$ 34,378	$ 34,580	$ 125,541	$ 127,493	$ 60,304
Pro forma weighted average number of common shares:
Weighted average number of common shares, Basic									61,528	10,989	10,994
Shares issued in offering necessary to pay dividend									$ 16,404
Pro forma weighted average number of common shares									77,932
Pro forma earnings per common share									$ 1.61
Pro forma weighted average number of common shares:
Weighted average number of common shares									63,523	10,989	10,994
Pro forma weighted average number of common shares									79,927
Pro forma earnings per common share									$ 1.57

Business Segments - Financial Information of Business Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Revenues	$ 680,171	$ 656,896	$ 661,895	$ 639,062	$ 624,884	$ 632,803	$ 622,820	$ 610,818	$ 2,638,024	$ 2,491,325	$ 2,388,211
Depreciation and Amortization (Included in Operating Income):
Depreciation and Amortization									182,422	171,908	170,330
Operating Income:
Operating Income	125,142	117,292	121,499	114,242	94,623	131,947	122,751	118,807	478,175	468,128	420,181
Capital Expenditures:
Capital Expenditures									128,429	120,122	122,049
Assets:
Assets	3,448,153				3,227,518				3,448,153	3,227,518	3,005,250
Unified Communications
Revenue:
Revenues									1,451,301	1,364,032	1,220,216
Depreciation and Amortization (Included in Operating Income):
Depreciation and Amortization									88,253	85,566	87,278
Operating Income:
Operating Income									384,565	363,226	320,411
Capital Expenditures:
Capital Expenditures									63,236	61,063	51,077
Assets:
Assets	1,629,019				1,620,444				1,629,019	1,620,444	1,401,242
Communication Services
Revenue:
Revenues									1,198,320	1,137,900	1,173,945
Depreciation and Amortization (Included in Operating Income):
Depreciation and Amortization									94,169	86,342	83,052
Operating Income:
Operating Income									93,610	104,902	99,770
Capital Expenditures:
Capital Expenditures									55,519	46,952	50,515
Assets:
Assets	1,437,695				1,379,125				1,437,695	1,379,125	1,375,643
Intersegment Eliminations
Revenue:
Revenues									(11,597)	(10,607)	(5,950)
Corporate
Capital Expenditures:
Capital Expenditures									9,674	12,107	20,457
Assets:
Assets	$ 381,439				$ 227,949				$ 381,439	$ 227,949	$ 228,365

Business Segments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Percentages Revenue	57.00%	55.00%	57.00%
Aggregate revenue as a percentage of total revenue from largest one client		10.00%	11.00%
Aggregate revenue as a percentage of total revenue from no client	More than 10%
Foreign currency exchange rate of west corporation or any of its subsidiaries	$ (3.5)	$ 4.2	$ (2.8)
Other Foreign Countries
Segment Reporting Information [Line Items]
Aggregate revenue as a percentage of total revenue from largest one client	10.00%	10.00%	10.00%
Platform-Based Services
Segment Reporting Information [Line Items]
Revenue from platform-based services	$ 1,886.5	$ 1,759	$ 1,619.9

Business Segments - Geographic Information by Organizational Region (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Revenue	$ 680,171	$ 656,896	$ 661,895	$ 639,062	$ 624,884	$ 632,803	$ 622,820	$ 610,818	$ 2,638,024	$ 2,491,325	$ 2,388,211
Long-Lived Assets:
Long-Lived Assets	2,687,061				2,605,732				2,687,061	2,605,732	2,428,223
Americas - United States
Revenue:
Revenue									2,149,971	2,018,179	1,979,372
Long-Lived Assets:
Long-Lived Assets	2,446,090				2,373,428				2,446,090	2,373,428	2,192,157
Europe, Middle East & Africa (EMEA)
Revenue:
Revenue									296,705	292,397	263,603
Long-Lived Assets:
Long-Lived Assets	210,902				206,598				210,902	206,598	210,689
Asia Pacific
Revenue:
Revenue									168,046	154,238	125,267
Long-Lived Assets:
Long-Lived Assets	27,787				21,599				27,787	21,599	19,646
Americas - Other
Revenue:
Revenue									23,302	26,511	19,969
Long-Lived Assets:
Long-Lived Assets	$ 2,282				$ 4,107				$ 2,282	$ 4,107	$ 5,731

Concentration of Credit Risk - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Accounts receivables	$ 55.7	$ 44.5
Gross accounts receivables	12.20%	10.80%
February 1, 2013
Concentration Risk [Line Items]
Accounts receivables	$ 42.2
Gross accounts receivables	76.00%

Supplemental Cash Flow Information - Supplemental Information About Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	$ 262,216	$ 243,825	$ 231,698
Cash paid for redemption call premium on 2014 Senior Notes			32,759
Cash paid for income taxes, net of $5,546, $ 8,069 and $1,033 for refunds in 2012, 2011 and 2010	82,407	28,934	28,439
SUPPLEMENTAL DISCLOSURE OF CASH INVESTING ACTIVITIES:
Collections applied to principal of portfolio receivables			13,739
SUPPLEMENTAL DISCLOSURE OF CASH FINANCING ACTIVITIES:
Payments of portfolio notes payable			686
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING ACTIVITIES:
Acquisition of property through accounts payable commitments	18,471	15,531	13,322
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITIES:
Net settlement of stock options exercised	9,405
Net settlement of shares issued from the deferred compensation plan	2,231
Conversion of Class L common shares to Class A common shares		1,675,434
Stock and stock options exchanged in cashless exercises of stock options		$ 1,688

Supplemental Cash Flow Information - Supplemental Information About Cash Flows (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Supplemental Cash Flow [Line Items]
Income tax refunds, net	$ 5,546	$ 8,069	$ 1,033

Quarterly Results of Operations (Unaudited) - Unaudited Quarterly Results of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Operating Results Unaudited [Line Items]
Revenue	$ 680,171	$ 656,896	$ 661,895	$ 639,062	$ 624,884	$ 632,803	$ 622,820	$ 610,818	$ 2,638,024	$ 2,491,325	$ 2,388,211
Cost of services	317,772	307,699	307,286	291,702	281,060	284,406	276,220	271,603	1,224,459	1,113,289	1,057,008
Gross Profit	362,399	349,197	354,609	347,360	343,824	348,397	346,600	339,215	1,413,565	1,378,036
SG&A	237,257	231,905	233,110	233,118	249,201	216,450	223,849	220,408	935,390	909,908	911,022
OPERATING INCOME	125,142	117,292	121,499	114,242	94,623	131,947	122,751	118,807	478,175	468,128	420,181
NET INCOME	$ 32,707	$ 22,096	$ 36,694	$ 34,044	$ 21,188	$ 37,347	$ 34,378	$ 34,580	$ 125,541	$ 127,493	$ 60,304

Quarterly Results of Operations (Unaudited) - Unaudited Quarterly Results of Operations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Quarterly Operating Results Unaudited [Line Items]
Expense associated with Deferred Compensation Plan	$ 10
Additional share based compensation associated with dividend	8.3
Additional Interest Expense	10.3
Additional borrowing	521.6
Expense associated with Restricted Stock Grants		18.5
Deduction from tax Purposes		$ 12.1

Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Senior Secured Term Loan Facility, due 2018	Feb. 07, 2013 Subsequent Event	Mar. 08, 2013 Stock Split	Dec. 31, 2012 Libor Rate	Dec. 31, 2012 Libor Rate Senior Secured Term Loan Facility, due 2018	Feb. 07, 2013 Libor Rate Subsequent Event	Feb. 07, 2013 Libor Rate Subsequent Event Minimum Senior Secured Term Loan Facility, due 2016	Feb. 07, 2013 Libor Rate Subsequent Event Minimum Senior Secured Term Loan Facility, due 2018	Feb. 07, 2013 Libor Rate Subsequent Event Maximum Senior Secured Term Loan Facility, due 2016	Feb. 07, 2013 Libor Rate Subsequent Event Maximum Senior Secured Term Loan Facility, due 2018	Dec. 31, 2012 Base Rate	Dec. 31, 2012 Base Rate Senior Secured Term Loan Facility, due 2018	Feb. 07, 2013 Base Rate Subsequent Event	Feb. 07, 2013 Base Rate Subsequent Event Minimum Senior Secured Term Loan Facility, due 2016	Feb. 07, 2013 Base Rate Subsequent Event Minimum Senior Secured Term Loan Facility, due 2018	Feb. 07, 2013 Base Rate Subsequent Event Maximum Senior Secured Term Loan Facility, due 2016	Feb. 07, 2013 Base Rate Subsequent Event Maximum Senior Secured Term Loan Facility, due 2018
Subsequent Event [Line Items]
Interest rate margins for Senior Secured Loans, Variable rate basis spread				1.25%				0.25%	2.50%	2.75%	3.00%	3.25%	3.25%		0.25%	1.50%	1.75%	2.00%	2.25%
Additional reduction in interest rate of existing term loan				0.50%
Total leverage ratio				Less than or equal to 4.75:1.00
Refinancing expense for soft call premium		$ 52,804,000		$ 24,000,000
Amendment fees and expenses				$ 5,000,000
Maturity date of term loan				Extend the maturity of all or a portion of the term loans due July 2016 to June 2018
Senior secured credit facility interest rate description				(i) reduce the applicable margins of each of the existing term loan tranches by 1.25% and lower the LIBOR and base rate floors of each of the existing term loan tranches by 0.25%; (ii) extend the maturity of all or a portion of the term loans due July 2016 to June 2018; and (iii) add a further step down to the applicable margins of each of the existing term loan tranches by 0.50% conditioned upon completion by the Company of an initial public offering and the Company attaining and maintaining a total leverage ratio less than or equal to 4.75:1.00.
Interest rate floors						1.25%	1.25%	1.00%					2.25%	2.25%	2.00%
Soft call option	1.00%		1.00%	1.00%
Reverse stock split					1-for-8

Financial Information for Subsidiary Guarantor and Subsidiary Non- Guarantor - Condensed Consolidating Statements of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 680,171	$ 656,896	$ 661,895	$ 639,062	$ 624,884	$ 632,803	$ 622,820	$ 610,818	$ 2,638,024	$ 2,491,325	$ 2,388,211
Cost of services	317,772	307,699	307,286	291,702	281,060	284,406	276,220	271,603	1,224,459	1,113,289	1,057,008
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	237,257	231,905	233,110	233,118	249,201	216,450	223,849	220,408	935,390	909,908	911,022
Operating Income	125,142	117,292	121,499	114,242	94,623	131,947	122,751	118,807	478,175	468,128	420,181
OTHER INCOME (EXPENSE):
Interest Expense, net of income									(271,543)	(269,416)	(252,469)
Refinancing Expense											(52,804)
Other, net									977	5,815	5,872
Other (expense) income									(270,566)	(263,601)	(299,401)
INCOME BEFORE INCOME TAX EXPENSE									207,609	204,527	120,780
INCOME TAX EXPENSE (BENEFIT)									82,068	77,034	60,476
NET INCOME	32,707	22,096	36,694	34,044	21,188	37,347	34,378	34,580	125,541	127,493	60,304
Foreign currency translation adjustments, net of tax									5,955	(18,234)	(4,918)
Reclassification of a cash flow hedge into earnings									(4,284)	5,188
Unrealized gain (loss) on cash flow hedges, net of tax									7,234	7,260	(4,602)
Comprehensive income									134,446	121,707	50,784
Parent / Issuer
Condensed Financial Statements, Captions [Line Items]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES									17,040	19,927	4,707
Operating Income									(17,040)	(19,927)	(4,707)
OTHER INCOME (EXPENSE):
Interest Expense, net of income									(180,090)	(165,856)	(157,501)
Refinancing Expense											(52,804)
Subsidiary Income									262,313	270,245	192,854
Other, net									5,610	1,457	6,267
Other (expense) income									87,833	105,846	(11,184)
INCOME BEFORE INCOME TAX EXPENSE									70,793	85,919	(15,891)
INCOME TAX EXPENSE (BENEFIT)									(54,748)	(41,574)	(76,195)
NET INCOME									125,541	127,493	60,304
Foreign currency translation adjustments, net of tax									5,955	(18,234)	(4,918)
Reclassification of a cash flow hedge into earnings									(4,284)	5,188
Unrealized gain (loss) on cash flow hedges, net of tax									7,234	7,260	(4,602)
Comprehensive income									134,446	121,707	50,784
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue									2,082,225	1,970,681	1,945,300
Cost of services									984,870	897,639	883,559
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES									765,167	733,967	768,656
Operating Income									332,188	339,075	293,085
OTHER INCOME (EXPENSE):
Interest Expense, net of income									(109,346)	(117,986)	(105,042)
Subsidiary Income									125,429	121,029	91,665
Other, net									16,776	17,197	8,726
Other (expense) income									32,859	20,240	(4,651)
INCOME BEFORE INCOME TAX EXPENSE									365,047	359,315	288,434
INCOME TAX EXPENSE (BENEFIT)									104,630	89,986	96,617
NET INCOME									260,417	269,329	191,817
Comprehensive income									260,417	269,329	191,817
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue									555,799	520,644	442,911
Cost of services									239,589	215,650	173,449
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES									153,183	156,014	137,659
Operating Income									163,027	148,980	131,803
OTHER INCOME (EXPENSE):
Interest Expense, net of income									17,893	14,426	10,074
Other, net									(21,409)	(12,839)	(9,121)
Other (expense) income									(3,516)	1,587	953
INCOME BEFORE INCOME TAX EXPENSE									159,511	150,567	132,756
INCOME TAX EXPENSE (BENEFIT)									32,186	28,622	40,054
NET INCOME									127,325	121,945	92,702
Foreign currency translation adjustments, net of tax									5,955	(18,234)	(4,918)
Comprehensive income									133,280	103,711	87,784
Eliminations and Consolidating Entries
OTHER INCOME (EXPENSE):
Subsidiary Income									(387,742)	(391,274)	(284,519)
Other (expense) income									(387,742)	(391,274)	(284,519)
INCOME BEFORE INCOME TAX EXPENSE									(387,742)	(391,274)	(284,519)
NET INCOME									(387,742)	(391,274)	(284,519)
Foreign currency translation adjustments, net of tax									(5,955)	18,234	4,918
Comprehensive income									$ (393,697)	$ (373,040)	$ (279,601)

Financial Information for Subsidiary Guarantor and Subsidiary Non- Guarantor - Condensed Consolidating Statements of Comprehensive Income (Parenthetical) (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustments, tax	$ (3,650)	$ 11,176	$ 3,014
Reclassification of a cash flow hedge into earnings, tax	2,626	(3,180)
Unrealized gain (loss) on cash flow hedges, tax	(4,434)	(4,450)	2,821
Parent / Issuer
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustments, tax	(3,650)	(11,176)	3,014
Reclassification of a cash flow hedge into earnings, tax	2,626	(3,180)
Unrealized gain (loss) on cash flow hedges, tax	(4,434)	(4,450)	2,821
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustments, tax	(3,650)	(11,176)	3,014
Eliminations and Consolidating Entries
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustments, tax	$ (3,650)	$ (11,176)	$ 3,014

Financial Information for Subsidiary Guarantor and Subsidiary Non- Guarantor - Condensed Consolidating Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS:
Cash and cash equivalents	$ 179,111	$ 93,836	$ 97,793	$ 59,068
Trust cash	14,518	16,446
Accounts receivable, net	444,411	413,813
Deferred income taxes receivable	13,148	10,068
Prepaid assets	42,129	37,042
Other current assets	67,775	50,581
Total current assets	761,092	621,786
Property and equipment, net	364,896	350,855
GOODWILL	1,816,851	1,762,635	1,629,396
INTANGIBLES, net	285,672	333,147
OTHER ASSETS	219,642	159,095
TOTAL ASSETS	3,448,153	3,227,518	3,005,250
CURRENT LIABILITIES:
Accounts payable	120,247	79,439
Accrued expenses	312,296	323,436
Current maturities of long-term debt	25,125	15,425
Total current liabilities	457,668	418,300
LONG-TERM OBLIGATIONS, less current maturities	3,992,531	3,500,940
DEFERRED INCOME TAXES	132,398	121,521
OTHER LONG-TERM LIABILITIES	115,242	83,170
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(1,249,686)	(896,413)	(2,543,500)	(2,425,465)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	3,448,153	3,227,518
Parent / Issuer
CURRENT ASSETS:
Cash and cash equivalents	106,010	10,503		2,349
Deferred income taxes receivable	99,976	73,709
Prepaid assets	9,857	3,222
Other current assets	11,403	5,089
Total current assets	227,246	92,523
Property and equipment, net	70,210	73,105
INVESTMENT IN SUBSIDIARIES	1,477,884	1,460,108
OTHER ASSETS	126,873	98,673
TOTAL ASSETS	1,902,213	1,724,409
CURRENT LIABILITIES:
Accounts payable	14,627	5,001
Intercompany payables	550,799	572,554
Accrued expenses	48,524	70,680
Current maturities of long-term debt	8,677	2,354
Total current liabilities	622,627	650,589
LONG-TERM OBLIGATIONS, less current maturities	2,426,293	1,890,134
DEFERRED INCOME TAXES	40,457	22,766
OTHER LONG-TERM LIABILITIES	62,522	57,333
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(1,249,686)	(896,413)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	1,902,213	1,724,409
Guarantor Subsidiaries
CURRENT ASSETS:
Cash and cash equivalents	1,821
Trust cash	14,518	16,446
Accounts receivable, net	67,959	50,480
Intercompany receivables	828,896	837,464
Deferred income taxes receivable	11,621	13,034
Prepaid assets	25,890	25,232
Other current assets	44,439	42,089
Total current assets	995,144	984,745
Property and equipment, net	249,523	243,170
INVESTMENT IN SUBSIDIARIES	373,665	351,329
GOODWILL	1,637,725	1,586,988
INTANGIBLES, net	249,112	283,807
OTHER ASSETS	88,491	58,378
TOTAL ASSETS	3,593,660	3,508,417
CURRENT LIABILITIES:
Accounts payable	84,579	68,317
Accrued expenses	319,480	260,490
Current maturities of long-term debt	16,448	13,071
Total current liabilities	420,507	341,878
LONG-TERM OBLIGATIONS, less current maturities	1,566,238	1,610,806
DEFERRED INCOME TAXES	81,440	84,918
OTHER LONG-TERM LIABILITIES	49,207	16,299
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	1,476,268	1,454,516
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	3,593,660	3,508,417
Non-Guarantor Subsidiaries
CURRENT ASSETS:
Cash and cash equivalents	71,280	89,572	102,385	66,982
Accounts receivable, net	376,452	363,333
Deferred income taxes receivable	10,088	462
Prepaid assets	6,382	8,588
Other current assets	11,933	3,403
Total current assets	476,135	465,358
Property and equipment, net	45,163	34,580
GOODWILL	179,126	175,647
INTANGIBLES, net	36,560	49,340
OTHER ASSETS	4,278	2,044
TOTAL ASSETS	741,262	726,969
CURRENT LIABILITIES:
Accounts payable	21,041	12,360
Intercompany payables	278,097	264,910
Accrued expenses	52,829	69,403
Total current liabilities	351,967	346,673
DEFERRED INCOME TAXES	10,501	13,837
OTHER LONG-TERM LIABILITIES	3,513	9,538
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	375,281	356,921
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	741,262	726,969
Eliminations and Consolidating Entries
CURRENT ASSETS:
Cash and cash equivalents		(6,239)	(4,592)	(10,263)
Intercompany receivables	(828,896)	(837,464)
Deferred income taxes receivable	(108,537)	(77,137)
Total current assets	(937,433)	(920,840)
INVESTMENT IN SUBSIDIARIES	(1,851,549)	(1,811,437)
TOTAL ASSETS	(2,788,982)	(2,732,277)
CURRENT LIABILITIES:
Accounts payable		(6,239)
Intercompany payables	(828,896)	(837,464)
Accrued expenses	(108,537)	(77,137)
Total current liabilities	(937,433)	(920,840)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(1,851,549)	(1,811,437)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ (2,788,982)	$ (2,732,277)

Financial Information for Subsidiary Guarantor and Subsidiary Non- Guarantor - Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
NET CASH FLOWS FROM OPERATING ACTIVITIES:	$ 318,916	$ 348,187	$ 312,829
CASH FLOWS FROM INVESTING ACTIVITIES:
Business acquisitions	(77,264)	(211,639)	(33,496)
Purchase of property and equipment	(125,489)	(117,913)	(118,191)
Collections applied to principal of portfolio receivables			13,739
Other	1,131	111	52
Net cash flows from investing activities	(201,622)	(329,441)	(137,896)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from new term loan facility	970,000
Payment on term loan facility	(448,434)
Dividends paid	(510,634)
Payments of long-term obligations	(305,800)	(786,300)	(1,374,781)
Proceeds from issuance of long-term obligations	305,800	786,300	1,301,850
Debt issuance costs	(27,566)	(1,029)	(31,083)
Principal payments of long-term obligations	(20,274)	(17,201)	(26,747)
Payments of capital lease obligations	(43)	(945)	(2,115)
Repurchase of common stock	(1,488)	(5,845)	(970)
Proceeds from stock options exercised including excess tax benefits	5,309	1,840	897
Payments of portfolio notes payable			(686)
Other			(16)
Net cash flows from financing activities	(33,130)	(23,180)	(133,651)
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	1,111	477	(2,557)
NET CHANGE IN CASH AND CASH EQUIVALENTS	85,275	(3,957)	38,725
CASH AND CASH EQUIVALENTS, Beginning of period	93,836	97,793	59,068
CASH AND CASH EQUIVALENTS, End of period	179,111	93,836	97,793
Parent / Issuer
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(9,674)	(12,107)	(20,457)
Net cash flows from investing activities	(9,674)	(12,107)	(20,457)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from new term loan facility	335,038
Payment on term loan facility	(68,476)
Dividends paid	(510,634)
Payments of long-term obligations	(133,300)	(524,300)	(1,327,781)
Proceeds from issuance of long-term obligations	133,300	524,300	1,254,850
Debt issuance costs	(27,566)	(770)	(31,083)
Principal payments of long-term obligations	(5,516)	(5,327)	(7,688)
Payments of capital lease obligations		(849)	(2,005)
Repurchase of common stock	(1,488)	(5,845)	(970)
Proceeds from stock options exercised including excess tax benefits	5,309	1,840	897
Other			(16)
Net cash flows from financing activities	(273,333)	(10,951)	(113,796)
Intercompany	378,514	33,561	131,904
NET CHANGE IN CASH AND CASH EQUIVALENTS	95,507	10,503	(2,349)
CASH AND CASH EQUIVALENTS, Beginning of period	10,503		2,349
CASH AND CASH EQUIVALENTS, End of period	106,010	10,503
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
NET CASH FLOWS FROM OPERATING ACTIVITIES:	190,921	306,897	239,307
CASH FLOWS FROM INVESTING ACTIVITIES:
Business acquisitions	(77,204)	(185,845)	(23,746)
Purchase of property and equipment	(90,268)	(89,099)	(83,403)
Collections applied to principal of portfolio receivables			13,739
Other	(163)	99	52
Net cash flows from investing activities	(167,635)	(274,845)	(93,358)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from new term loan facility	634,962
Payment on term loan facility	(379,958)
Principal payments of long-term obligations	(14,758)	(11,874)	(19,059)
Payments of capital lease obligations	(27)	(58)	(52)
Payments of portfolio notes payable			(686)
Net cash flows from financing activities	240,219	(11,932)	(19,797)
Intercompany	(261,684)	(20,120)	(126,152)
NET CHANGE IN CASH AND CASH EQUIVALENTS	1,821
CASH AND CASH EQUIVALENTS, End of period	1,821
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
NET CASH FLOWS FROM OPERATING ACTIVITIES:	127,995	47,529	78,114
CASH FLOWS FROM INVESTING ACTIVITIES:
Business acquisitions	(60)	(25,794)	(9,750)
Purchase of property and equipment	(25,547)	(16,707)	(14,331)
Other	1,294	12
Net cash flows from investing activities	(24,313)	(42,489)	(24,081)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of long-term obligations	(172,500)	(262,000)	(47,000)
Proceeds from issuance of long-term obligations	172,500	262,000	47,000
Debt issuance costs		(259)
Payments of capital lease obligations	(16)	(38)	(58)
Net cash flows from financing activities	(16)	(297)	(58)
Intercompany	(123,069)	(18,033)	(16,015)
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	1,111	477	(2,557)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(18,292)	(12,813)	35,403
CASH AND CASH EQUIVALENTS, Beginning of period	89,572	102,385	66,982
CASH AND CASH EQUIVALENTS, End of period	71,280	89,572	102,385
Eliminations and Consolidating Entries
Condensed Financial Statements, Captions [Line Items]
NET CASH FLOWS FROM OPERATING ACTIVITIES:		(6,239)	(4,592)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	6,239	4,592	10,263
NET CHANGE IN CASH AND CASH EQUIVALENTS	6,239	(1,647)	5,671
CASH AND CASH EQUIVALENTS, Beginning of period	(6,239)	(4,592)	(10,263)
CASH AND CASH EQUIVALENTS, End of period		$ (6,239)	$ (4,592)

Schedule II - Consolidated Valuation Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts Accounts Receivable
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance Beginning of Year	$ 11,627	$ 10,481	$ 11,819
Reserves Obtained in Acquisitions		374	268
Additions- Charged (Credited) to Cost and Expenses	1,483	2,762	4,222
Deductions- Amounts Charged-Off	(2,671)	(1,990)	(5,828)
Balance End of Year	10,439	11,627	10,481
Allowance for Deferred Income Tax Asset Valuation
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance Beginning of Year	(114,686)	(119,684)	(101,849)
Reserves Obtained in Acquisitions		(560)	(20,770)
Additions- Charged (Credited) to Cost and Expenses		(70)	(1,044)
Deductions- Amounts Charged-Off	2,060	5,628	3,979
Balance End of Year	$ (112,626)	$ (114,686)	$ (119,684)